UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 64.2% of Net Assets
	Brazil – 4.5%
166,400	Lojas Renner SA	$3,756,186
195,300	Natura Cosmeticos SA	4,073,144
147,184	Vale SA, Sponsored ADR	4,272,751

		12,102,081

	Cayman Islands – 1.8%
4,738	Baidu, Inc., Sponsored ADR(b)	1,948,408
39,581	Ctrip.com International Ltd., ADR(b)	2,844,290

		4,792,698

	Chile – 0.6%
39,545	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,485,706

	China – 1.7%
210,100	Tencent Holdings Ltd.	4,549,376

	France – 0.8%
48,363	ArcelorMittal, (NY Registered)	2,212,607

	Germany – 1.2%
34,706	Siemens AG, (Registered)	3,185,001

	Hong Kong – 2.0%
1,009,000	BOC Hong Kong Holdings Ltd.	2,277,197
748,000	Li & Fung Ltd.	3,078,173

		5,355,370

	Korea – 2.6%
31,304	Hyundai Motor Co.	3,240,328
40,369	Samsung Electro-Mechanics Co. Ltd.	3,712,599

		6,952,927

	Netherlands – 1.5%
82,745	Randstad Holding NV(b)	4,117,174

	Russia – 2.3%
1,011,769	Sberbank	2,842,059
170,313	Vimpel-Communications, Sponsored ADR	3,166,119

		6,008,178

	Switzerland – 2.5%
214,701	ABB Ltd. (Registered)(b)	4,130,792
53,666	Credit Suisse Group AG	2,658,685

		6,789,477

	Taiwan – 0.7%
109,194	MediaTek, Inc.	1,897,197

	Turkey – 1.5%
40,757	BIM Birlesik Magazalar AS	1,895,336
474,888	Turkiye Garanti Bankasi AS	2,022,978

		3,918,314

	United Kingdom – 5.8%
253,562	Experian PLC	2,504,614
304,441	Standard Chartered PLC	7,685,894
69,318	Vodafone Group PLC, Sponsored ADR	1,600,552
198,684	Xstrata PLC(b)	3,543,746

		15,334,806

	United States – 34.7%
46,340	Amazon.com, Inc.(b)	6,233,657
44,006	Anadarko Petroleum Corp.	2,746,854
47,812	Apple, Inc.(b)	10,081,638
120,363	Bank of America Corp.	1,812,667
84,834	Broadcom Corp., Class A(b)	2,668,029
58,032	Caterpillar, Inc.	3,307,244
103,190	Cisco Systems, Inc.(b)	2,470,369

Shares		Description	Value (†)
		United States – continued
59,947		Coach, Inc.	$2,189,864
56,805		FMC Technologies, Inc.(b)	3,285,601
27,173		Franklin Resources, Inc.	2,862,676
22,074		Goldman Sachs Group, Inc. (The)	3,726,974
12,246		Google, Inc., Class A(b)	7,592,275
63,993		Guess?, Inc.	2,706,904
52,154		Hewlett-Packard Co.	2,686,452
97,021		International Game Technology	1,821,084
65,198		JPMorgan Chase & Co.	2,716,801
132,801		Marvell Technology Group Ltd.(b)	2,755,621
25,011		Priceline.com, Inc.(b)	5,464,903
88,675		QUALCOMM, Inc.	4,102,105
91,829		Southwestern Energy Co.(b)	4,426,158
120,317		Starbucks Corp.(b)	2,774,510
74,915		Tiffany & Co.	3,221,345
78,069		Urban Outfitters, Inc.(b)	2,731,634
26,818		Vertex Pharmaceuticals, Inc.(b)	1,149,151
28,973		Visa, Inc., Class A	2,533,979
28,041		Walter Energy, Inc.	2,111,768
85,829		Wells Fargo & Co.	2,316,525

			92,496,788

		Total Common Stocks (Identified Cost $141,547,355)	171,197,700

Principal Amount (‡)
Bonds and Notes – 32.2%
Non-Convertible Bonds – 31.0%
		Argentina – 0.2%
$570,000		Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	504,450

		Australia – 0.1%
230,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	211,370

		Bermuda – 0.2%
100,000		Noble Group Ltd., 6.750%, 1/29/2020, 144A	102,625
100,000		Noble Group Ltd., 8.500%, 5/30/2013, 144A	111,750
200,000		Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	224,195

			438,570

		Brazil – 0.7%
200,000		Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/2019, 144A	215,000
1,492,430	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2010, (BRL)	866,082
447,729	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	249,335
200,000		Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	205,500
100,000		NET Servicos de Comunicacao SA, 7.500%, 1/27/2020, 144A	102,000
100,000		Telemar Norte Leste SA, 9.500%, 4/23/2019, 144A	119,500

			1,757,417

1

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Canada – 0.6%
$343,000	ArcelorMittal USA Partnership, 9.750%, 4/01/2014	$360,150
855,000	Canadian Government, 4.500%, 6/01/2015, (CAD)(c)	883,368
25,000	Canadian Pacific Railway Ltd., MTN, 4.900%, 6/15/2010, (CAD), 144A	24,303
50,000	Nortel Networks Ltd., 6.875%, 9/01/2023(d)	22,500
100,000	Pacific Rubiales Energy Corp., 8.750%, 11/10/2016, 144A	105,000
100,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	96,297

		1,491,618

	Cayman Islands – 0.9%
360,000	DASA Finance Corp., 8.750%, 5/29/2018, 144A	373,500
200,000	Embraer Overseas Ltd., 6.375%, 1/24/2017	202,000
100,000	Fibria Overseas Finance Ltd., 9.250%, 10/30/2019, 144A	112,250
100,000	Hutchison Whampoa International 09 Ltd., 7.625%, 4/09/2019, 144A	114,907
100,000	LPG International, Inc., 7.250%, 12/20/2015	107,750
170,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	170,850
200,000	Odebrecht Finance Ltd., 7.000%, 4/21/2020, 144A	202,250
320,000	Petrobras International Finance Co., 5.875%, 3/01/2018	322,691
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	308,280
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	535,550

		2,450,028

	Chile – 0.0%
100,000	Celulosa Arauco y Constitucion SA, 7.250%, 7/29/2019	108,665

	Colombia – 0.1%
200,000	Ecopetrol SA, 7.625%, 7/23/2019	221,700
100,000	Empresas Publicas de Medellin ESP, 7.625%, 7/29/2019, 144A	110,000
40,000	Republic of Colombia, 8.125%, 5/21/2024	47,400

		379,100

	Croatia – 0.1%
200,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	215,415

	France – 0.4%
35,000	Lafarge SA, EMTN, 4.750%, 3/23/2020, (EUR)	47,383
250,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	360,149
240,000	Veolia Environnement, EMTN, 4.000%, 2/12/2016, (EUR)	346,414
25,000	Veolia Environnement, EMTN, 5.125%, 5/24/2022, (EUR)	36,407
100,000	Wendel, 4.375%, 8/09/2017, (EUR)	113,250

Principal Amount (‡)	Description	Value (†)
	France – continued
$200,000	Wendel, 4.875%, 5/26/2016, (EUR)	$242,270

		1,145,873

	Germany – 0.6%
200,000	Bertelsmann AG, 4.750%, 9/26/2016, (EUR)	283,396
110,000	Bundesrepublik Deutschland, Series 06, 3.750%, 1/04/2017, (EUR)	165,081
705,000	Republic of Germany, 3.750%, 7/04/2013, (EUR)	1,070,109

		1,518,586

	India – 0.2%
500,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	469,181
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	89,771

		558,952

	Indonesia – 0.7%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	197,750
400,000	Indonesia Government International Bond, 6.875%, 1/17/2018	438,000
700,000	Indonesia Government International Bond, 7.750%, 1/17/2038, 144A	787,500
1,500,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	173,794
100,000	Indonesia Government International Bond, 11.625%, 3/04/2019, 144A	143,500

		1,740,544

	Italy – 0.2%
250,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	348,654
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	149,319

		497,973

	Japan – 0.5%
10,000,000	Japan Finance Corp. for Small and Medium Enterprises, 1.100%, 9/20/2011, (JPY)	108,351
120,000,000	Japan Government, 1.400%, 6/20/2011, (JPY)	1,311,963

		1,420,314

	Korea – 0.6%
400,000	Export-Import Bank of Korea, 8.125%, 1/21/2014	464,355
200,000	Korea Gas Corp., 6.000%, 7/15/2014, 144A	216,465
300,000	Korea Hydro & Nuclear Power Co. Ltd., 6.250%, 6/17/2014, 144A	327,333
460,000	SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A	483,000

2

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Korea – continued
$140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	$143,420

			1,634,573

		Luxembourg – 0.2%
200,000		Enel Finance International SA, EMTN, 5.000%, 9/14/2022, (EUR)	294,992
125,000		Telecom Italia Capital SA, 6.000%, 9/30/2034	118,211
10,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	9,859

			423,062

		Malaysia – 0.1%
200,000		Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	170,000

		Mexico – 0.7%
340,000		Axtel SAB de CV, 7.625%, 2/01/2017, 144A	333,200
160,000		Corporacion GEO SAB de CV, 8.875%, 9/25/2014, 144A	165,200
295,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	280,250
22,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	171,130
44,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	349,656
100,000		Mexichem SAB de CV, 8.750%, 11/06/2019, 144A	107,500
330,000		Petroleos Mexicanos, 8.000%, 5/03/2019	381,975

			1,788,911

		Netherlands – 0.2%
150,000		Koninklijke KPN NV, EMTN, 4.750%, 1/17/2017, (EUR)	221,376
100,000		Majapahit Holding BV, 7.250%, 6/28/2017, 144A	102,250
100,000		Majapahit Holding BV, 7.750%, 1/20/2020, 144A	104,750
100,000		Majapahit Holding BV, 8.000%, 8/07/2019, 144A	105,500
50,000		OI European Group BV, 6.875%, 3/31/2017, (EUR), 144A	68,810

			602,686

		Norway – 0.5%
635,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	111,484
1,765,000		Norwegian Government, 5.000%, 5/15/2015, (NOK)	323,172
1,885,000		Norwegian Government, 6.000%, 5/16/2011, (NOK)	341,089
2,860,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	545,864

			1,321,609

		Qatar – 0.1%
250,000		Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.500%, 9/30/2014, 144A	261,911

Principal Amount (‡)	Description	Value (†)
	Qatar – continued
$100,000	State of Qatar, 4.000%, 1/20/2015, 144A	$100,250

		362,161

	Singapore – 0.2%
200,000	Prime Dig Pte Ltd., 11.750%, 11/03/2014, 144A	202,000
435,000	Singapore Government, 2.250%, 7/01/2013, (SGD)	323,720

		525,720

	South Africa – 0.3%
130,000	Edcon Proprietary Ltd., 3.964%, 6/15/2014, (EUR), 144A(e)	117,967
450,000	Edcon Proprietary Ltd., 3.964%, 6/15/2014, (EUR)(e)	408,347
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	408,051

		934,365

	Spain – 0.1%
100,000	Santander Issuances SA Unipersonal, (fixed rate to 9/30/2014, variable rate thereafter), 4.500%, 9/30/2019, (EUR)	144,117
150,000	Santander Issuances SA Unipersonal, EMTN, (fixed rate to 5/29/2014, variable rate thereafter), 4.750%, 5/29/2019, (EUR)	218,024

		362,141

	Supranational – 0.1%
14,000,000	European Investment Bank, 1.250%, 9/20/2012, (JPY)	154,014

	Sweden – 0.2%
3,020,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)	464,584

	Thailand – 0.1%
330,000	True Move Co. Ltd., 10.375%, 8/01/2014	310,200
100,000	True Move Co. Ltd., 10.375%, 8/01/2014, 144A	94,000

		404,200

	United Arab Emirates – 0.6%
400,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	363,347
400,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	407,803
500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	384,611
150,000	Emirate of Abu Dhabi, 5.500%, 4/08/2014, 144A	157,737
250,000	Mubadala Development Co., GMTN, 7.625%, 5/06/2019, 144A	266,840

		1,580,338

	United Kingdom – 0.6%
100,000	BAT International Finance PLC, 5.875%, 3/12/2015, (EUR)	156,978
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	99,930
200,000	Imperial Tobacco Finance PLC, EMTN, 4.375%, 11/22/2013, (EUR)	295,082

3

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United Kingdom – continued
$100,000	Rexam PLC, EMTN, 4.375%, 3/15/2013, (EUR)	$144,767
250,000	Standard Chartered Bank, EMTN, 5.875%, 9/26/2017, (EUR)	374,379
250,000	United Kingdom Treasury, 4.000%, 9/07/2016, (GBP)	417,106
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	164,180

		1,652,422

	United States – 20.9%
155,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	111,019
15,000	Amkor Technology, Inc., 7.750%, 5/15/2013	15,244
35,000	Anheuser-Busch Cos., Inc., 6.500%, 5/01/2042	35,957
250,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019, 144A	292,699
60,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	65,439
75,000	AT&T, Inc., 6.500%, 9/01/2037	77,738
38,492	Atlas Air, Inc., Series B, 7.680%, 1/02/2014	32,718
145,000	Avnet, Inc., 6.000%, 9/01/2015	147,226
200,000	Bank of America Corp., (fixed rate to 5/06/2014, variable rate thereafter), 4.750%, 5/06/2019, (EUR)	258,158
400,000,000	Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	343,194
310,000	Borden, Inc., 7.875%, 2/15/2023	206,150
410,000	Borden, Inc., 8.375%, 4/15/2016	307,500
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	5,250
30,000	Boston Scientific Corp., 6.400%, 6/15/2016	32,250
60,000	Boston Scientific Corp., 7.000%, 11/15/2035	58,875
50,000	Bristol-Myers Squibb Co., 4.625%, 11/15/2021, (EUR)	73,201
700,000	Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.313%, 9/15/2015(e)	686,521
2,335,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.293%, 1/15/2016(e)	2,280,418
15,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	14,700
70,000	Chesapeake Energy Corp., 6.875%, 1/15/2016	70,000
75,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	72,375
79,617	CIT Group, Inc., 7.000%, 5/01/2013	74,243
119,429	CIT Group, Inc., 7.000%, 5/01/2014	110,920
119,429	CIT Group, Inc., 7.000%, 5/01/2015	106,889

Principal Amount (‡)	Description	Value (†)
	United States – continued
$199,049	CIT Group, Inc., 7.000%, 5/01/2016	$175,163
278,673	CIT Group, Inc., 7.000%, 5/01/2017	241,749
120,000	Citi Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013, (EUR)	175,851
800,000	Comcast Corp., 5.650%, 6/15/2035	747,782
190,000	CSX Corp., 6.250%, 3/15/2018	204,596
265,000	Cummins, Inc., 5.650%, 3/01/2098	165,265
160,000	Cummins, Inc., 7.125%, 3/01/2028	157,818
10,000	D.R. Horton, Inc., 5.250%, 2/15/2015	9,400
333,864	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 8/10/2022	292,965
329,097	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	293,591
50,000	Dillard’s, Inc., 6.625%, 1/15/2018	41,500
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	36,750
11,000	ESI Tractebel Acquisition Corp., Series B, 7.990%, 12/30/2011	10,945
250,000	Exelon Corp., 4.900%, 6/15/2015	257,900
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	141,750
10,000	Ford Motor Co., 6.625%, 2/15/2028	7,725
1,750,000	Ford Motor Co., 6.625%, 10/01/2028	1,351,875
15,000	Ford Motor Co., 7.125%, 11/15/2025	11,700
595,000	Ford Motor Co., 7.450%, 7/16/2031	525,831
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	2,246,611
260,000	Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	262,572
345,000	Ford Motor Credit Co. LLC, 7.500%, 8/01/2012	347,918
905,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	906,203
170,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	175,040
390,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	402,421
80,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	64,400
45,000	General Electric Capital Corp., 5.625%, 5/01/2018	46,113
205,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	189,806

4

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$750,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	$779,101
3,375,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	3,138,750
35,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	34,563
525,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	535,500
405,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	429,300
288,000	GMAC, Inc., 6.000%, 12/15/2011, 144A	282,240
129,000	GMAC, Inc., 6.625%, 5/15/2012, 144A	126,420
257,000	GMAC, Inc., 6.750%, 12/01/2014, 144A	244,150
28,000	GMAC, Inc., 6.875%, 9/15/2011, 144A	27,580
60,000	GMAC, Inc., 6.875%, 8/28/2012, 144A	58,800
63,000	GMAC, Inc., 7.000%, 2/01/2012, 144A	62,055
63,000	GMAC, Inc., 7.250%, 3/02/2011, 144A	62,370
55,000	GMAC, Inc., 7.500%, 12/31/2013, 144A	53,075
129,000	GMAC, Inc., 8.000%, 12/31/2018, 144A	113,520
1,946,000	GMAC, Inc., 8.000%, 11/01/2031, 144A	1,751,400
150,000	Goldman Sachs Group, Inc. (The), 1.065%, 5/23/2016, (EUR)(e)	195,738
150,000	Goldman Sachs Group, Inc. (The), 4.750%, 1/28/2014, (EUR)	220,496
455,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	467,689
400,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	658,552
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	142,725
25,000	GTE Corp., 6.940%, 4/15/2028	25,647
20,000	HCA, Inc., 5.750%, 3/15/2014	18,800
55,000	HCA, Inc., 6.250%, 2/15/2013	53,488
90,000	HCA, Inc., 6.375%, 1/15/2015	84,937
15,000	HCA, Inc., 6.500%, 2/15/2016	14,250
40,000	HCA, Inc., 6.750%, 7/15/2013	39,400
225,000	HCA, Inc., 7.050%, 12/01/2027	192,937
245,000	HCA, Inc., 7.190%, 11/15/2015	227,850
90,000	HCA, Inc., 7.500%, 12/15/2023	82,237
250,000	HCA, Inc., 7.500%, 11/06/2033	218,634

Principal Amount (‡)	Description	Value (†)
	United States – continued
$1,295,000	HCA, Inc., 7.690%, 6/15/2025	$1,185,834
395,000	HCA, Inc., 8.360%, 4/15/2024	375,250
125,000	HCA, Inc., 8.750%, 11/01/2010, (GBP)	203,919
110,000	HCA, Inc., MTN, 7.580%, 9/15/2025	97,900
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	66,750
75,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014	73,500
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	428,755
260,000	Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	254,800
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	108,838
250,000	iStar Financial, Inc., 5.150%, 3/01/2012	152,500
95,000	iStar Financial, Inc., 5.500%, 6/15/2012	57,000
105,000	iStar Financial, Inc., 5.650%, 9/15/2011	77,175
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	39,200
300,000	iStar Financial, Inc., 5.875%, 3/15/2016	168,750
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	81,562
985,000	iStar Financial, Inc., 8.625%, 6/01/2013	630,400
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	19,600
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	553,375
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,931
125,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	111,000
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	14,869
5,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	4,963
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,500
450,000	Jefferies Group, Inc., 8.500%, 7/15/2019	491,908
260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	183,300
15,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	10,875
150,000	Kraft Foods, Inc., 6.250%, 3/20/2015, (EUR)	235,837
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	13,950
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	998,712
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	50,600

5

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$15,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	$13,688
10,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	9,450
130,000	MBNA Credit Card Master Note Trust, Series 03A5, 4.150%, 4/19/2010, (EUR)	187,348
150,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	191,489
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	388,002
500,000	New Albertson’s, Inc., 7.450%, 8/01/2029	428,750
50,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	38,063
80,000	News America, Inc., 6.150%, 3/01/2037	79,591
25,000	News America, Inc., 6.400%, 12/15/2035	25,671
925,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	899,562
140,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	135,800
230,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	214,762
250,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	131,250
35,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	23,450
1,000,000	NRG Energy, Inc., 7.375%, 2/01/2016	1,001,250
50,000	Ohio Edison Co., 6.875%, 7/15/2036	53,405
150,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	209,657
565,000	Owens Corning, Inc., 6.500%, 12/01/2016	578,601
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	498,963
40,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	40,300
47,000	Pulte Homes, Inc., 5.200%, 2/15/2015	43,828
540,000	Pulte Homes, Inc., 6.000%, 2/15/2035	426,600
695,000	Pulte Homes, Inc., 6.375%, 5/15/2033	561,212
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,154,775
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	526,500
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	356,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	51,000
560,000	Qwest Corp., 6.875%, 9/15/2033	492,800
115,000	Qwest Corp., 7.250%, 9/15/2025	106,375
58,000	R.H. Donnelley Corp., 6.875%, 1/15/2013(d)	5,438

Principal Amount (‡)		Description	Value (†)
		United States – continued
$50,000		R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013(d)	$4,688
60,000		R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(d)	5,625
18,000		R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016(d)	1,688
735,000		R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(d)	68,906
305,000		R.H. Donnelley, Inc., 11.750%, 5/15/2015, 144A(d)	251,625
80,000		Reynolds American, Inc., 6.750%, 6/15/2017	82,848
20,000		Reynolds American, Inc., 7.250%, 6/15/2037	20,142
1,600	(†††)	SLM Corp., 6.000%, 12/15/2043	24,908
120,000		SLM Corp., MTN, 5.050%, 11/14/2014	108,237
35,000		SLM Corp., MTN, 5.125%, 8/27/2012	32,812
15,000		SLM Corp., Series A, MTN, 4.500%, 7/26/2010	14,946
228,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	209,746
10,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	7,687
115,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	108,483
75,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	69,178
30,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	29,974
20,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	15,079
625,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	616,721
294,000		Sprint Capital Corp., 6.875%, 11/15/2028	244,387
320,000		Sprint Capital Corp., 6.900%, 5/01/2019	294,400
110,000		Sprint Capital Corp., 8.750%, 3/15/2032	103,675
26,000		Sprint Nextel Corp., 6.000%, 12/01/2016	23,725
265,000		Tenet Healthcare Corp., 6.875%, 11/15/2031	212,000
23,000		Tenet Healthcare Corp., 7.375%, 2/01/2013	23,058
250,000		Textron, Inc., 3.875%, 3/11/2013, (EUR)	338,544
395,000		Time Warner, Inc., 6.625%, 5/15/2029	411,867
160,000		Time Warner, Inc., 6.950%, 1/15/2028	172,169
105,000		Toll Brothers Finance Corp., 5.150%, 5/15/2015	100,470
375,000		Toys R Us, Inc., 7.375%, 10/15/2018	343,125
3,150,000		TXU Corp., Series P, 5.550%, 11/15/2014	2,233,974
2,570,000		TXU Corp., Series Q, 6.500%, 11/15/2024	1,207,170

6

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$30,000	TXU Corp., Series R, 6.550%, 11/15/2034	$13,909
2,000,000	U.S. Treasury Notes, 1.125%, 12/15/2011	2,000,704
490,000	United Air Lines, Inc., 10.400%, 11/01/2016	516,337
2,320,000	United Rentals North America, Inc., 7.000%, 2/15/2014	2,099,600
840,000	United Rentals North America, Inc., 7.750%, 11/15/2013	789,600
770,000	United States Steel Corp., 6.650%, 6/01/2037	619,451
50,000	USG Corp., 6.300%, 11/15/2016	44,750
230,000	USG Corp., 9.500%, 1/15/2018	236,900
168,000	Verizon Communications, Inc., 5.850%, 9/15/2035	163,822
5,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	3,956
140,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	150,808
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	98,125
185,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	259,299
100,000	Williams Cos., Inc. (The), 7.500%, 1/15/2031	107,873
310,000	Williams Cos., Inc. (The), 7.875%, 9/01/2021	355,576
24,000	Xerox Capital Trust I, 8.000%, 2/01/2027	23,760
125,000	Xerox Corp., 6.750%, 2/01/2017	134,096
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	21,507

		55,908,191

	Total Non-Convertible Bonds (Identified Cost $80,427,576)	82,727,852

Convertible Bonds – 1.2%
	United States – 1.2%
125,000	Ford Motor Co., 4.250%, 11/15/2016	156,719
1,125,000	Intel Corp., 3.250%, 8/01/2039, 144A	1,292,344
430,000	iStar Financial, Inc., 0.790%, 10/01/2012(e)	237,059
365,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	318,919
440,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	385,000
185,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	175,519
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(f)	243,487
200,000	NII Holdings, Inc., 3.125%, 6/15/2012	183,500
80,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	95,600

	Total Convertible Bonds (Identified Cost $3,000,470)	3,088,147

Principal Amount (‡)	Description	Value (†)
Municipals – 0.0%
	United States – 0.0%
$135,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(f) (Identified Cost $134,987)	$97,386

	Total Bonds and Notes (Identified Cost $83,563,033)	85,913,385

Bank Loans – 0.1%
United States – 0.1%
1,958	Dole Food Co., Inc., Credit Link Deposit, 8.000%, 4/12/2013(g)	1,975
1,255	Dole Food Co., Inc., Tranche B Term Loan, 8.000%, 4/12/2013(g)	1,267
5,374	Dole Food Co., Inc., Tranche C Term Loan, 8.000%, 4/12/2013(g)	5,422
57,498	Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(g)(h)	41,470
159,059	Idearc, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	82,181
40,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.530%, 3/13/2014(g)	36,200
2,758	Sungard Data Systems, Inc., Tranche A, 1.985%, 2/28/2014(g)	2,610
76,426	Sungard Data Systems, Inc., Tranche B, 3.898%, 2/26/2016(g)	74,037
7,314	Tribune Co., Term Loan X, 5.000%, 6/04/2009(d)(g)(l)	4,094

		249,256

	Total Bank Loans (Identified Cost $304,174)	249,256

Shares
Preferred Stocks – 0.4%
	United States – 0.4%
12,940	Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(b)(i)	13,587
17,500	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(b)(i)	19,250
682	GMAC, Inc., Series G, 144A, 7.000%	449,523
820	Lucent Technologies Capital Trust, 7.750%	637,140

		1,119,500

	Total Preferred Stocks (Identified Cost $1,389,779)	1,119,500

Warrants – 0.0%
	United States – 0.0%
12,495	Valeant Pharmaceuticals International, Expiration 8/16/2010(b)(f)(j) (Identified Cost $0)	2,249

7

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 1.5%
$39	Repurchase Agreement with State Street Corp., dated 12/31/2009 at 0.000%, to be repurchased at $39 on 1/04/2010, collateralized by $5,000 U.S. Treasury Bill, due 1/25/2010 valued at $5,000 including accrued interest(k)	$39
4,139,999	Tri-Party Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2009 at 0.000% to be repurchased at $4,139,999 on 1/04/2010, collateralized by $4,185,000 Federal Home Loan Mortgage Corp., 2.250% due 8/17/2012 valued at $4,226,850 including accrued interest(k)	4,139,999

	Total Short-Term Investments (Identified Cost $4,140,038)	4,140,038

	Total Investments - 98.4% (Identified Cost $230,944,379)(a)	262,622,128
	Other assets less liabilities — 1.6%	4,227,793

	Net Assets — 100.0%	$266,849,921

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
†	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily using interpolated prices determined by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At December 31, 2009, approximately 19% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and unrealized gains on passive foreign investment companies. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2009, the net unrealized appreciation on investments based on a cost of $231,019,668 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$38,876,317
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,273,857)

Net unrealized appreciation	$31,602,460

At September 30, 2009, the Fund had a capital loss carryforward of approximately $54,290,711, which expires on September 30, 2017.

At September 30, 2009, post-October capital loss deferrals were $56,215,833. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	All or a portion of this security is held as collateral for open forward contracts.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(f)	Illiquid security. At December 31, 2009, the value of these securities amounted to $343,122 or 0.1% of net assets.
(g)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2009.
(h)	All or a portion of interest payment is paid-in-kind.
(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

8

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

(j)	Fair valued security by the Fund’s investment adviser. At December 31, 2009 the value of this security amounted to $2,249 or 0.0% of net assets.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(l)	Issuer has filed for bankruptcy.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of these securities amounted to $14,934,030 or 5.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts require the movement of cash or securities to or from the counterparty as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2009, the Fund had the following open forward foreign currency contracts:

Contract to Buy	Delivery Date	Currency	Units	Notional Value	Unrealized Depreciation
Buy[1]	03/15/2010	South Korean Won	780,800,000	$668,273	$(2,003)

[1]	Counterparty is Barclays Bank PLC.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$12,102,081	$—	$—	$12,102,081
Cayman Islands	4,792,698	—	—	4,792,698
Chile	1,485,706	—	—	1,485,706
China	—	4,549,376	—	4,549,376
France	2,212,607	—	—	2,212,607
Germany	—	3,185,001	—	3,185,001
Hong Kong	—	5,355,370	—	5,355,370
Korea	—	6,952,927	—	6,952,927
Netherlands	—	4,117,174	—	4,117,174
Russia	2,842,059	3,166,119	—	6,008,178
Switzerland	—	6,789,477	—	6,789,477
Taiwan	—	1,897,197	—	1,897,197
Turkey	—	3,918,314	—	3,918,314
United Kingdom	1,600,552	13,734,254	—	15,334,806
United States	92,496,788	—	—	92,496,788

Total Common Stocks	117,532,491	53,665,209	—	171,197,700

Bonds and Notes
Non-Convertible Bonds
United States	—	55,702,041	206,150	55,908,191
All Other Non-Convertible Bonds*	—	26,819,661	—	26,819,661

Total Non-Convertible Bonds	—	82,521,702	206,150	82,727,852

Convertible Bonds	—	3,088,147	—	3,088,147
Municipals	—	97,386	—	97,386

Total Bonds and Notes	—	85,707,235	206,150	85,913,385

Bank Loans	—	249,256	—	249,256
Preferred Stocks	13,587	1,105,913	—	1,119,500
Warrants	—	—	2,249	2,249
Short-Term Investments	—	4,140,038	—	4,140,038

Total	$117,546,078	$144,867,651	$208,399	$262,622,128

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Open Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,003)	$—	$(2,003)

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
United States	$859,552	$1,350	$—	$103,531	$—	$(758,283)	$206,150
Convertible Bonds
United States	227,900	160	—	15,428	—	(243,488)	—
Warrants
United States	—	—	—	2,249	—	—	2,249

Total	$1,087,452	$1,510	$—	$121,208	$—	$(1,001,771)	$208,399

10

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund.

Industry Summary Table at December 31, 2009 (Unaudited)

Commercial Banks	6.4%
Metals & Mining	5.3
Internet Software & Services	5.3
Computers & Peripherals	4.8
Internet & Catalog Retail	4.4
Capital Markets	3.4
Specialty Retail	3.2
Treasuries	3.0
Semiconductors & Semiconductor Equipment	3.0
Hotels, Restaurants & Leisure	2.8
Oil, Gas & Consumable Fuels	2.7
Automotive	2.6
Professional Services	2.5
Communications Equipment	2.4
Non-Captive Diversified	2.4
Electric	2.2
Wirelines	2.1
Other Investments, less then 2% each	38.3
Short-Term Investments	1.6

Total Investments	98.4
Other assets less liabilities (including open Forward Foreign Currency Contracts)	1.6

Net Assets	100.0%

Currency Exposure at December 31, 2009 as Percentage of Net Assets (Unaudited)

United States Dollar	70.1%
British Pound	6.0
Euro	5.8
Hong Kong Dollar	3.7
Brazilian Real	3.3
South Korean Won	2.7
Other, less than 2% each	6.8

Total Investments	98.4
Other assets less liabilities (including open Forward Foreign Currency Contracts)	1.6

Net Assets	100.0%

11

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 99.6% of Net Assets
	Capital Markets – 7.1%
8,891	BlackRock, Inc.	$2,064,490
32,184	Franklin Resources, Inc.	3,390,584
16,140	Goldman Sachs Group, Inc. (The)	2,725,078

		8,180,152

	Commercial Banks – 0.5%
22,178	Wells Fargo & Co.	598,584

	Communications Equipment – 6.5%
194,877	Brocade Communications Systems, Inc.(b)	1,486,911
170,799	Cisco Systems, Inc.(b)	4,088,928
39,891	QUALCOMM, Inc.	1,845,358

		7,421,197

	Computers & Peripherals – 10.4%
26,306	Apple, Inc.(b)	5,546,883
117,890	EMC Corp.(b)	2,059,538
45,881	Hewlett-Packard Co.	2,363,330
15,345	International Business Machines Corp.	2,008,661

		11,978,412

	Diversified Financial Services – 2.6%
11,548	IntercontinentalExchange, Inc.(b)	1,296,840
41,295	JPMorgan Chase & Co.	1,720,763

		3,017,603

	Energy Equipment & Services – 1.5%
30,234	FMC Technologies, Inc.(b)	1,748,735

	Health Care Providers & Services – 4.2%
29,243	Express Scripts, Inc.(b)	2,528,057
36,168	Medco Health Solutions, Inc.(b)	2,311,497

		4,839,554

	Hotels, Restaurants & Leisure – 3.4%
94,302	International Game Technology	1,770,048
92,699	Starbucks Corp.(b)	2,137,639

		3,907,687

	Industrial Conglomerates – 1.6%
22,322	3M Co.	1,845,360

	Internet & Catalog Retail – 9.2%
35,626	Amazon.com, Inc.(b)	4,792,410
53,133	Expedia, Inc.(b)	1,366,049
20,054	Priceline.com, Inc.(b)	4,381,799

		10,540,258

	Internet Software & Services – 7.3%
114,729	eBay, Inc.(b)	2,700,721
9,179	Google, Inc., Class A(b)	5,690,796

		8,391,517

	IT Services – 5.6%
57,472	Cognizant Technology Solutions Corp., Class A(b)	2,603,481
43,769	Visa, Inc., Class A	3,828,037

		6,431,518

	Machinery – 4.2%
41,248	Deere & Co.	2,231,105
27,176	Flowserve Corp.	2,568,947

		4,800,052

	Media – 1.2%
44,265	Discovery Communications, Inc., Class A(b)	1,357,608

	Metals & Mining – 3.8%
19,874	Cliffs Natural Resources, Inc.	915,993

Shares	Description	Value (†)
	Metals & Mining – continued
31,666	Freeport-McMoRan Copper & Gold, Inc.(b)	$2,542,463
12,034	Walter Energy, Inc.	906,280

		4,364,736

	Multiline Retail – 1.6%
47,615	Nordstrom, Inc.	1,789,372

	Oil, Gas & Consumable Fuels – 7.4%
28,023	Anadarko Petroleum Corp.	1,749,196
14,758	EOG Resources, Inc.	1,435,953
33,494	Range Resources Corp.	1,669,676
76,248	Southwestern Energy Co.(b)	3,675,154

		8,529,979

	Pharmaceuticals – 3.2%
18,354	Allergan, Inc.	1,156,486
133,059	Mylan, Inc.(b)	2,452,277

		3,608,763

	Semiconductors & Semiconductor Equipment – 6.0%
100,069	Broadcom Corp., Class A(b)	3,147,170
26,934	Cree, Inc.(b)	1,518,270
103,916	Marvell Technology Group Ltd.(b)	2,156,257

		6,821,697

	Software – 6.6%
112,448	Microsoft Corp.	3,428,540
96,763	Oracle Corp.	2,374,564
24,672	Salesforce.com, Inc.(b)	1,820,053

		7,623,157

	Specialty Retail – 5.7%
42,063	Guess?, Inc.	1,779,265
53,314	Tiffany & Co.	2,292,502
69,743	Urban Outfitters, Inc.(b)	2,440,307

		6,512,074

	Total Common Stocks (Identified Cost $89,773,236)	114,308,015

Principal Amount
Short-Term Investments – 0.7%
$776,620	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $776,620 on 1/04/2010 collateralized by $785,000 Federal Home Loan Mortgage Corp., 2.250% due 8/24/2012 valued at $793,831 including accrued interest(c) (Identified Cost $776,620)	776,620

	Total Investments - 100.3% (Identified Cost $90,549,856)(a)	115,084,635

	Other assets less liabilities — (0.3)%	(368,505)

	Net Assets — 100.0%	$114,716,130

1

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $90,549,856 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$24,823,517
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(288,738)

Net unrealized appreciation	$24,534,779

At September 30, 2009, the Fund had a capital loss carryforward of approximately $72,936,734, of which $9,606,459 expires on September 30, 2010; $6,192,314 expires on September 30, 2011; $75,866 expires on September 30, 2016 and $57,062,095 expires on September 30, 2017. At September 30, 2009, post-October capital loss deferrals were $57,669,601. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*
	$114,308,015	$—	$—	$114,308,015
Short-Term Investments	—	776,620	—	776,620

Total	$114,308,015	$776,620	$—	$115,084,635

*	Major categories of the Fund’s investments are included above.

2

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Industry Summary at December 31, 2009 (Unaudited)

Computers & Peripherals	10.4%
Internet & Catalog Retail	9.2
Oil, Gas & Consumable Fuels	7.4
Internet Software & Services	7.3
Capital Markets	7.1
Software	6.6
Communications Equipment	6.5
Semiconductors & Semiconductor Equipment	6.0
Specialty Retail	5.7
IT Services	5.6
Health Care Providers & Services	4.2
Machinery	4.2
Metals & Mining	3.8
Hotels, Restaurants & Leisure	3.4
Pharmaceuticals	3.2
Diversified Financial Services	2.6
Other Investments, less than 2% each	6.4
Short-Term Investments	0.7

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

3

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 91.5% of Net Assets
Non-Convertible Bonds — 76.4%
	ABS Home Equity — 1.8%
$700,000	Asset Backed Funding Certificates, Series 2006-HE1, Class A2B, 0.341%, 1/25/2037(b)	$326,981
101,492	Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2B, 0.341%, 8/25/2036(b)	81,792
575,112	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 0.381%, 8/25/2036(b)	414,717
650,000	Fremont Home Loan Trust, Series 2004-D, Class M2, 0.831%, 11/25/2034(b)	367,836
725,000	GSAMP Trust, Series 2006-HE5, Class A2C, 0.381%, 8/25/2036(b)	282,320
276,992	HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1, 0.281%, 12/25/2036(b)	200,783
497,721	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.431%, 1/25/2036(b)	359,253
2,000,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ5, Class A2, 0.411%, 8/25/2046(b)	1,224,846

		3,258,528

	Aerospace & Defense — 2.3%
1,590,000	BE Aerospace, Inc., 8.500%, 7/01/2018	1,685,400
2,900,000	Bombardier, Inc., 144A, 7.450%, 5/01/2034	2,508,500

		4,193,900

	Airlines — 1.0%
49,894	Continental Airlines, Inc., Series 1997-4, Class 4B, 6.900%, 7/02/2018	46,651
302,009	Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022	291,439
514,974	Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	455,752
180,000	Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022	156,600
745,000	United Air Lines, Inc., 10.400%, 5/01/2018	785,044

		1,735,486

	Automotive — 2.5%
450,000	FCE Bank PLC, EMTN, 7.875%, 2/15/2011, (GBP)	723,206
420,000	Ford Motor Co., 6.375%, 2/01/2029	324,450
1,220,000	Ford Motor Co., 6.625%, 10/01/2028	942,450
65,000	Ford Motor Co., 6.625%, 2/15/2028	50,213

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$40,000	Ford Motor Co., 7.500%, 8/01/2026	$31,500
130,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	129,804
310,000	Ford Motor Credit Co. LLC, 7.500%, 8/01/2012	312,622
1,320,000	Ford Motor Credit Co. LLC, 8.000%, 6/01/2014	1,355,360
150,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	150,199
635,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	549,275

		4,569,079

	Banking — 0.6%
12,176,250,000	JPMorgan Chase Bank NA, EMTN, 144A, Zero Coupon, 10/17/2011, (IDR)	1,132,605

	Building Materials — 1.0%
750,000	Masco Corp., 4.800%, 6/15/2015	689,445
50,000	Masco Corp., 6.500%, 8/15/2032	42,550
345,000	Masco Corp., 7.750%, 8/01/2029	321,062
785,000	USG Corp., 6.300%, 11/15/2016	702,575
75,000	USG Corp., 9.500%, 1/15/2018	77,250
65,000	USG Corp., 144A, 9.750%, 8/01/2014	69,387

		1,902,269

	Chemicals — 0.3%
855,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	581,400

	Collateralized Mortgage Obligations — 1.6%
461,996	Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.491%, 1/25/2036(b)	263,253
566,071	Impac CMB Trust, Series 2005-3, Class A1, 0.471%, 8/25/2035(b)	349,791
725,090	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 1.500%, 1/25/2036(b)	433,588
622,943	Lehman Mortgage Trust, Series 2006-6, Class 5A1, 0.731%, 12/25/2036(b)	449,474
817,057	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.351%, 7/25/2037(b)(c)	351,335
369,316	Master Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.536%, 3/25/2035(b)	298,241
536,911	Residential Accredit Loans, Inc., Series 2005-QA13, Class 2A1, 5.801%, 12/25/2035(b)	224,319
216,295	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.531%, 8/25/2037(b)	123,847

1

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Collateralized Mortgage Obligations — continued
$482,420	WaMu Mortgage Pass Through Certificates, Series 2006-AR10, Class 1A1, 5.921%, 9/25/2036(b)	$365,917

		2,859,765

	Commercial Mortgage-Backed Securities — 1.8%
100,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	86,297
800,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.816%, 12/10/2049(b)	725,497
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.808%, 9/15/2039(b)	80,656
650,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	576,981
1,375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	1,214,874
520,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)	452,843
100,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	84,356

		3,221,504

	Construction Machinery — 1.8%
985,000	RSC Equipment Rental, Inc., 9.500%, 12/01/2014	986,231
2,245,000	United Rentals North America, Inc., 7.000%, 2/15/2014	2,031,725
15,000	United Rentals North America, Inc., 7.750%, 11/15/2013	14,100
150,000	United Rentals North America, Inc., 10.875%, 6/15/2016	163,125

		3,195,181

	Consumer Products — 0.3%
670,000	Acco Brands Corp., 7.625%, 8/15/2015	623,100
	Electric — 2.1%
35,000	AES Corp. (The), 8.000%, 10/15/2017	35,919
211,641	AES Ironwood LLC, 8.857%, 11/30/2025	209,524
22,930	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	22,873
375,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	305,625
180,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	124,200
815,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	707,012
2,230,000	Edison Mission Energy, 7.625%, 5/15/2027	1,510,825

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$140,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	$73,500
195,000	TXU Corp., Series P, 5.550%, 11/15/2014	138,294
1,015,000	TXU Corp., Series Q, 6.500%, 11/15/2024	476,762
370,000	TXU Corp., Series R, 6.550%, 11/15/2034	171,540

		3,776,074

	Food & Beverage — 1.0%
710,000	Aramark Services, Inc., 5.000%, 6/01/2012	681,600
600,000	CCL Finance Ltd., 144A, 9.500%, 8/15/2014	645,000
570,000	Tyson Foods, Inc., 7.850%, 4/01/2016	584,250

		1,910,850

	Government Owned - No Guarantee — 0.1%
200,000	DP World Ltd., 144A, 6.850%, 7/02/2037	153,844

	Healthcare — 4.5%
95,000	Boston Scientific Corp., 7.000%, 11/15/2035	93,219
205,000	HCA, Inc., 6.500%, 2/15/2016	194,750
35,000	HCA, Inc., 7.050%, 12/01/2027	30,013
630,000	HCA, Inc., 7.500%, 12/15/2023	575,659
700,000	HCA, Inc., 7.500%, 11/06/2033	612,176
40,000	HCA, Inc., 7.690%, 6/15/2025	36,628
1,260,000	HCA, Inc., 5.750%, 3/15/2014	1,184,400
370,000	HCA, Inc., 6.250%, 2/15/2013	359,825
10,000	HCA, Inc., 6.300%, 10/01/2012	10,000
50,000	HCA, Inc., 6.375%, 1/15/2015	47,187
215,000	HCA, Inc., 6.750%, 7/15/2013	211,775
1,070,000	HCA, Inc., 7.190%, 11/15/2015	995,100
480,000	HCA, Inc., 8.360%, 4/15/2024	456,000
670,000	HCA, Inc., MTN, 7.580%, 9/15/2025	596,300
1,685,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,499,650
375,000	Psychiatric Solutions, Inc., 7.750%, 7/15/2015	362,812
380,000	Psychiatric Solutions, Inc., 144A, 7.750%, 7/15/2015	358,150
255,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	204,000
190,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	190,475

2

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Healthcare — continued
$60,000	Tenet Healthcare Corp., 9.875%, 7/01/2014	$63,150

		8,081,269

	Home Construction — 3.6%
755,000	D.R. Horton, Inc., 6.500%, 4/15/2016	736,125
410,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	389,500
315,000	KB Home, 5.750%, 2/01/2014	296,100
360,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	333,000
1,790,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	1,700,500
580,000	Lennar Corp., Series B, 5.600%, 5/31/2015	531,425
830,000	Lennar Corp., Series B, 6.500%, 4/15/2016	763,600
1,325,000	Pulte Homes, Inc., 6.000%, 2/15/2035	1,046,750
495,000	Pulte Homes, Inc., 6.375%, 5/15/2033	399,713
380,000	Pulte Homes, Inc., 7.875%, 6/15/2032	349,600

		6,546,313

	Independent Energy — 6.2%
40,000	Chesapeake Energy Corp., 6.375%, 6/15/2015	39,200
3,295,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	3,229,100
790,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	762,350
620,000	Connacher Oil and Gas Ltd., 144A, 10.250%, 12/15/2015	567,300
500,000	Connacher Oil and Gas Ltd., 144A, 11.750%, 7/15/2014	552,500
825,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	808,500
200,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	197,884
3,127,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	2,824,025
1,260,000	SandRidge Energy, Inc., 144A, 8.000%, 6/01/2018	1,237,950
1,065,000	Swift Energy Co., 7.125%, 6/01/2017	1,006,425

		11,225,234

	Industrial Other — 0.1%
140,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	119,000

	Lodging — 3.5%
170,000	Felcor Lodging Trust, Inc., 144A, 10.000%, 10/01/2014	171,488
615,000	Host Hotels & Resorts LP, 6.375%, 3/15/2015	602,700
55,000	Host Hotels & Resorts LP, 6.750%, 6/01/2016	54,725

Principal Amount (‡)	Description	Value (†)
	Lodging — continued
$80,000	Host Hotels & Resorts LP, 6.875%, 11/01/2014	$80,500
135,000	Royal Caribbean Cruises Ltd., 6.875%, 12/01/2013	132,638
2,000,000	Royal Caribbean Cruises Ltd., 7.000%, 6/15/2013	1,995,000
670,000	Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	647,387
2,590,000	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 5/15/2018	2,596,475

		6,280,913

	Media Cable — 0.3%
500,000	Virgin Media Finance PLC, 8.375%, 10/15/2019	514,375

	Media Non-Cable — 1.2%
175,000	Intelsat Corp., 6.875%, 1/15/2028	149,625
1,765,000	Intelsat Subsidiary Holding Co. Ltd., 8.500%, 1/15/2013	1,800,300
160,000	Intelsat Subsidiary Holding Co. Ltd., 144A, 8.875%, 1/15/2015	164,800
85,000	R.H. Donnelley Corp., 6.875%, 1/15/2013(c)	7,969
25,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013(c)	2,344
160,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(c)	15,000
615,000	R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016(c)	57,656
155,000	R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(c)	14,531

		2,212,225

	Metals & Mining — 1.6%
355,000	ArcelorMittal, 9.850%, 6/01/2019	459,158
315,000	Drummond Co., Inc., 144A, 9.000%, 10/15/2014	330,356
410,000	Steel Dynamics, Inc., 6.750%, 4/01/2015	406,412
1,145,000	Steel Dynamics, Inc., 7.750%, 4/15/2016	1,192,231
355,000	United States Steel Corp., 6.050%, 6/01/2017	338,907
125,000	United States Steel Corp., 7.000%, 2/01/2018	122,437

		2,849,501

	Non-Captive Consumer — 2.6%
60,000	SLM Corp., MTN, 5.050%, 11/14/2014	54,119
10,000	SLM Corp., MTN, 5.125%, 8/27/2012	9,375
20,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	18,399
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	7,687

3

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Non-Captive Consumer — continued
$4,260,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	$3,929,296
5,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	3,770
735,000	SLM Corp., Series A, MTN, 6.500%, 6/15/2010, (NZD)(d)	519,385
245,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	241,754

		4,783,785

	Non-Captive Diversified — 2.6%
1,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	916,836
590,000	General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011, (AUD)	474,411
66,000	GMAC, Inc., 144A, 5.375%, 6/06/2011	63,525
172,000	GMAC, Inc., 144A, 5.750%, 9/27/2010	170,280
412,000	GMAC, Inc., 144A, 6.000%, 4/01/2011	403,760
398,000	GMAC, Inc., 144A, 6.000%, 12/15/2011	390,040
208,000	GMAC, Inc., 144A, 6.625%, 5/15/2012	203,840
2,041,000	GMAC, Inc., 144A, 6.750%, 12/01/2014	1,938,950
24,000	GMAC, Inc., 144A, 8.000%, 11/01/2031	21,600
80,000	iStar Financial, Inc., 5.850%, 3/15/2017	44,800
10,000	iStar Financial, Inc., 5.875%, 3/15/2016	5,625
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	8,737

		4,642,404

	Oil Field Services — 1.4%
490,000	Basic Energy Services, Inc., 7.125%, 4/15/2016	407,925
380,000	Basic Energy Services, Inc., 11.625%, 8/01/2014	406,600
350,000	Compagnie Generale de Geophysique-Veritas, 144A, 9.500%, 5/15/2016	374,500
305,000	Complete Production Services, Inc., 8.000%, 12/15/2016	300,806
30,000	Key Energy Services, Inc., 8.375%, 12/01/2014	30,075
1,052,000	North American Energy Partners, Inc., 8.750%, 12/01/2011	1,052,000

		2,571,906

	Packaging — 0.1%
175,000	Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	176,313

	Paper — 3.0%
500,000	Fibria Overseas Finance Ltd., 144A, 9.250%, 10/30/2019	561,250

Principal Amount (‡)	Description	Value (†)
	Paper — continued
$340,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	$316,200
160,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	152,800
1,071,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	1,057,612
815,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	831,300
2,305,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	2,443,300
35,000	Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	35,438

		5,397,900

	Pharmaceuticals — 1.3%
2,340,000	Elan Finance PLC, 8.875%, 12/01/2013	2,328,300

	Pipelines — 1.7%
2,285,000	El Paso Corp., 6.950%, 6/01/2028	1,959,815
225,000	El Paso Corp., 7.000%, 6/15/2017	223,153
405,000	El Paso Corp., 7.420%, 2/15/2037	354,897
110,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	103,558
235,000	El Paso Corp., GMTN, 8.050%, 10/15/2030	221,650
130,000	El Paso Natural Gas Co., 8.375%, 6/15/2032	154,385

		3,017,458

	Refining — 0.4%
150,000	Petroplus Finance Ltd., 144A, 6.750%, 5/01/2014	141,000
745,000	Petroplus Finance Ltd., 144A, 7.000%, 5/01/2017	670,500

		811,500

	REITs — 0.3%
240,000	ProLogis, 5.625%, 11/15/2016	221,171
275,000	ProLogis, 5.750%, 4/01/2016	258,290
80,000	ProLogis, 6.625%, 5/15/2018	75,870

		555,331

	Retailers — 2.3%
250,000	Dillard’s, Inc., 6.625%, 1/15/2018	207,500
105,000	Dillard’s, Inc., 7.130%, 8/01/2018	90,825
545,000	J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	483,960
510,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	430,950
30,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	25,200
210,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	184,800

4

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Retailers — continued
$1,115,000		Toys R Us Property Co. I LLC, 144A, 10.750%, 7/15/2017	$1,220,925
1,600,000		Toys R Us, Inc., 7.375%, 10/15/2018	1,464,000
20,000		Toys R Us, Inc., 7.875%, 4/15/2013	20,100

			4,128,260

		Sovereigns — 2.6%
502,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	3,704,562
350,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	321,649
1,000,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	574,383
4,525,924		Republic of Uruguay, 4.250%, 4/05/2027, (UYU)	205,226

			4,805,820

		Supermarkets — 1.0%
300,000		American Stores Co., 8.000%, 6/01/2026	273,750
750,000		New Albertson’s, Inc., 7.450%, 8/01/2029	643,125
190,000		New Albertson’s, Inc., 7.750%, 6/15/2026	170,050
130,000		New Albertson’s, Inc., 8.000%, 5/01/2031	117,975
735,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	559,519

			1,764,419

		Supranational — 0.8%
17,499,000,000		European Investment Bank, EMTN, 144A, Zero Coupon, 4/24/2013, (IDR)	1,408,674
13,400,000		International Bank for Reconstruction & Development, 9.500%, 5/27/2010, (ISK)	64,273

			1,472,947

		Technology — 5.6%
1,090,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	780,713
1,930,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,372,712
290,000		Amkor Technology, Inc., 9.250%, 6/01/2016	308,125
1,110,000		First Data Corp., 9.875%, 9/24/2015	1,035,075
1,220,000		Jabil Circuit, Inc., 8.250%, 3/15/2018	1,305,400
580,000		Motorola, Inc., 6.500%, 9/01/2025	503,911
1,000,000		Motorola, Inc., 7.500%, 5/15/2025	956,851
340,000		Nortel Networks Capital Corp., 7.875%, 6/15/2026(c)	227,800
560,000		Nortel Networks Ltd., 6.875%, 9/01/2023(c)	252,000

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$1,805,000	Seagate Technology HDD Holdings, 6.800%, 10/01/2016	$1,746,337
390,000	Seagate Technology International, 144A, 10.000%, 5/01/2014	430,950
820,000	SunGard Data Systems, Inc., 9.125%, 8/15/2013	840,500
355,000	Xerox Capital Trust I, 8.000%, 2/01/2027	351,450

		10,111,824

	Textile — 0.2%
375,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	310,313

	Transportation Services — 0.4%
275,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(d)	211,673
640,000	Overseas Shipholding Group, Senior Note, 7.500%, 2/15/2024	548,800

		760,473

	Treasuries — 1.9%
3,360,000	Canadian Government, 4.500%, 6/01/2015, (CAD)	3,471,481

	Wireless — 3.7%
130,000	Crown Castle International Corp., 9.000%, 1/15/2015	138,450
1,443,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	1,403,318
944,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	915,680
1,080,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	1,008,450
2,061,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,713,206
55,000	Sprint Capital Corp., 6.900%, 5/01/2019	50,600
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	18,850
600,000	True Move Co. Ltd., 144A, 10.375%, 8/01/2014	564,000
1,000,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	965,000

		6,777,554

	Wirelines — 5.3%
255,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	226,605
65,000	Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	50,700
530,000	Cincinnati Bell, Inc., 7.000%, 2/15/2015	523,375
460,000	Embarq Corp., 7.995%, 6/01/2036	494,821
1,611,153	FairPoint Communications, Inc., 15.000%, 4/02/2018(c)	169,171
95,000	Frontier Communications Corp., 7.000%, 11/01/2025	78,138
30,000	Frontier Communications Corp., 7.125%, 3/15/2019	28,350

5

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$1,245,000	Frontier Communications Corp., 7.875%, 1/15/2027	$1,145,400
605,000	Frontier Communications Corp., 9.000%, 8/15/2031	594,412
80,000	Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(c)	8
770,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	702,625
495,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	467,775
2,860,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	2,431,000
425,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	367,625
1,445,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	1,170,450
275,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	244,750
10,000	Qwest Corp., 6.875%, 9/15/2033	8,800
975,000	Windstream Corp., 144A, 7.875%, 11/01/2017	962,812

		9,666,817

	Total Non-Convertible Bonds (Identified Cost $125,521,844)	138,497,220

Convertible Bonds — 15.1%
	Automotive — 1.2%
1,720,000	Ford Motor Co., 4.250%, 11/15/2016	2,156,450

	Construction Machinery — 0.1%
165,000	United Rentals North America, Inc., 1.875%, 10/15/2023	160,463

	Diversified Manufacturing — 0.3%
600,000	Trinity Industries, Inc., 3.875%, 6/01/2036	448,500

	Electric — 0.4%
555,000	CMS Energy Corp., 5.500%, 6/15/2029	678,488

	Healthcare — 1.7%
660,000	Affymetrix, Inc., 3.500%, 1/15/2038	584,100
1,520,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(e)	1,297,700
40,000	Life Technologies Corp., 1.500%, 2/15/2024	46,200
1,483,000	Omnicare, Inc., 3.250%, 12/15/2035	1,206,791

		3,134,791

	Independent Energy — 0.4%
475,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	359,219

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$435,000	Penn Virginia Corp., 4.500%, 11/15/2012	$412,162

		771,381

	Industrial Other — 0.1%
245,000	Incyte Corp., 3.500%, 2/15/2011	245,919

	Lodging — 0.9%
105,000	Host Hotels & Resorts LP, 144A, 3.250%, 4/15/2024	105,000
1,690,000	Host Hotels & Resorts, Inc., 144A, 2.625%, 4/15/2027	1,584,375

		1,689,375

	Metals & Mining — 0.3%
215,000	Peabody Energy Corp., 4.750%, 12/15/2066	217,150
245,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	310,231

		527,381

	Pharmaceuticals — 3.4%
950,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	1,929,687
840,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	1,531,950
785,000	Kendle International, Inc., 3.375%, 7/15/2012	698,650
1,576,000	Nektar Therapeutics, 3.250%, 9/28/2012	1,449,920
505,000	Valeant Pharmaceuticals International, Subordinated Note, 4.000%, 11/15/2013	603,475

		6,213,682

	REITs — 0.2%
195,000	ProLogis, 1.875%, 11/15/2037	172,575
170,000	ProLogis, 2.250%, 4/01/2037	157,675

		330,250

	Technology — 3.2%
1,130,000	Advanced Micro Devices, Inc., 5.750%, 8/15/2012	1,114,462
50,000	Alcatel-Lucent USA, Inc., Series A, 2.875%, 6/15/2023	49,563
1,580,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	1,346,950
15,000	Ciena Corp., 0.250%, 5/01/2013	11,325
970,000	Ciena Corp., 0.875%, 6/15/2017	561,388
665,000	Intel Corp., 2.950%, 12/15/2035	641,725
345,000	JDS Uniphase Corp., 1.000%, 5/15/2026	294,975
1,330,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	1,162,087
285,000	Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	275,025

6

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$216,000	Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(d)	$208,440
280,000	Nortel Networks Corp., 2.125%, 4/15/2014(c)	190,050

		5,855,990

	Wireless — 0.8%
80,000	NII Holdings, Inc., 2.750%, 8/15/2025	79,700
1,435,000	NII Holdings, Inc., 3.125%, 6/15/2012	1,316,612

		1,396,312

	Wirelines — 2.1%
2,235,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	1,955,625
459,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	435,476
400,000	Level 3 Communications, Inc., 10.000%, 5/01/2011	404,000
815,000	Level 3 Communications, Inc., 144A, 7.000%, 3/15/2015(d)	922,988

		3,718,089

	Total Convertible Bonds (Identified Cost $21,583,878)	27,327,071

	Total Bonds and Notes (Identified Cost $147,105,722)	165,824,291

Bank Loans — 1.5%
	Chemicals — 0.1%
138,863	Ashland Chemicals, Term Loan B, 7.650%, 5/13/2014(f)	140,569

	Diversified Manufacturing — 0.2%
325,057	CommScope, Inc., Term Loan B, 2.747%, 12/26/2014(f)	314,492

	Food & Beverage — 0.0%
1,306	Dole Food Co., Inc., Credit Link Deposit, 8.000%, 4/12/2013(f)	1,317
836	Dole Food Co., Inc., Tranche B Term Loan, 8.000%, 4/12/2013(f)	844
3,575	Dole Food Co., Inc., Tranche C Term Loan, 8.000%, 4/12/2013(f)	3,607

		5,768

	Media Non-Cable — 0.3%
975,889	Idearc, Inc., Exit Term Loan, 11.000%, 12/31/2015(f)	504,213
224,012	Tribune Co., Term Loan X, 5.000%, 6/04/2009(c)(f)(g)	125,377

		629,590

	Technology — 0.2%
416,753	Nuance Communications, Inc., Term Loan, 2.240%, 3/31/2013(f)	394,094
2,413	Sungard Data Systems, Inc., Tranche A, 1.985%, 2/28/2014(f)	2,283

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$66,873	Sungard Data Systems, Inc., Tranche B, 3.898%, 2/26/2016(f)	$64,783

		461,160

	Wirelines — 0.7%
763,371	Fairpoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(c)(f)	593,796
35,694	Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(f)(h)	25,744
250,000	Level 3 Financing, Inc., Add on Term Loan, 11.500%, 3/13/2014(f)	266,250
25,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.530%, 3/13/2014(f)	22,625
300,000	Transaction Network Services, Inc., New Term Loan, 6.000%, 11/18/2015(f)	299,499

		1,207,914

	Total Bank Loans (Identified Cost $2,592,366)	2,759,493

Shares
Preferred Stocks — 1.5%
Convertible Preferred Stocks — 1.4%
	Capital Markets — 0.5%
26,890	Newell Financial Trust I, 5.250%	941,150

	Diversified Financial Services — 0.1%
3,732	Sovereign Capital Trust IV, 4.375%	115,459

	Electric Utilities — 0.2%
6,475	AES Trust III, 6.750%	300,278

	Machinery — 0.0%
2,550	United Rentals Trust I, 6.500%	74,747

	Oil, Gas & Consumable Fuels — 0.2%
9,500	El Paso Energy Capital Trust I, 4.750%	347,343

	Semiconductors & Semiconductor Equipment — 0.4%
799	Lucent Technologies Capital Trust I, 7.750%	620,823

	Total Convertible Preferred Stocks (Identified Cost $2,174,065)	2,399,800

Non-Convertible Preferred Stocks — 0.1%
	Banking — 0.1%
274	GMAC, Inc., Series G, 144A, 7.000%	180,600

7

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — 0.0%
300	Federal Home Loan Mortgage Corp., 5.000%(i)(j)	$528
7,900	Federal Home Loan Mortgage Corp., 5.570%(i)(j)	7,426
2,850	Federal Home Loan Mortgage Corp., 5.660%(i)(j)	2,422
1,000	Federal Home Loan Mortgage Corp., 5.700%(i)(j)	1,550
1,800	Federal Home Loan Mortgage Corp., 5.790%(i)(j)	3,042
650	Federal Home Loan Mortgage Corp., 5.810%(i)(j)	1,125
1,400	Federal Home Loan Mortgage Corp., 5.900%(i)(j)	1,204
350	Federal Home Loan Mortgage Corp., 6.000%(i)(j)	588
600	Federal Home Loan Mortgage Corp., 6.420%(i)(j)	1,074
1,350	Federal Home Loan Mortgage Corp., 6.500%(i)(j)	1,309
7,400	Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(i)(j)	7,770
1,200	Federal National Mortgage Association, 4.750%(i)(j)	1,740
200	Federal National Mortgage Association, 5.125%(i)(j)	296
400	Federal National Mortgage Association, 5.375%(i)(j)	640
350	Federal National Mortgage Association, 5.810%(i)(j)	536
550	Federal National Mortgage Association, 6.750%(i)(j)	501
10,250	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(i)(j)	11,275

		43,026

	Total Non-Convertible Preferred Stocks (Identified Cost $634,132)	223,626

	Total Preferred Stocks (Identified Cost $2,808,197)	2,623,426

Common Stocks — 0.4%
	Biotechnology — 0.2%
8,147	Vertex Pharmaceuticals, Inc.(i)	349,099

	Chemicals — 0.0%
1,087	Ashland, Inc.	43,067

	Household Durables — 0.0%
1,775	KB Home	24,282

	Pharmaceuticals — 0.2%
6,875	Merck & Co., Inc.	251,212

	Thrifts & Mortgage Finance — 0.0%
5,500	Federal Home Loan Mortgage Corp.(i)(j)	8,086

	Total Common Stocks (Identified Cost $591,205)	675,746

Shares	Description	Value (†)
Closed-End Investment Companies — 0.0%
2,535	Morgan Stanley Emerging Markets Debt Fund, Inc.	$25,553
2,175	Western Asset High Income Opportunity Fund, Inc.	13,006

	Total Closed-End Investment Companies (Identified Cost $34,947)	38,559

Principal Amount (‡)
Short-Term Investments — 4.0%
$3,071	Repurchase Agreement with State Street Corporation, dated 12/31/2009 at 0.000% to be repurchased at $3,071 on 1/04/2010, collateralized by $5,000 U.S. Treasury Bill, due 2/25/2010 valued at $5,000 including accrued interest(k)	3,071
7,275,797	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $7,275,797 on 1/04/2010, collateralized by $7,405,000 Federal Home Loan Mortgage Corp., 2.000% due 11/05/2012 valued at $7,423,513 including accrued interest(k)	7,275,797

	Total Short-Term Investments (Identified Cost $7,278,868)	7,278,868

	Total Investments — 98.9% (Identified Cost $160,411,305)(a)	179,200,383
	Other assets less liabilities—1.1%	2,080,088

	Net Assets — 100.0%	$181,280,471

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

8

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $160,449,513 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$22,278,618
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,527,748)

Net unrealized appreciation	$18,750,870

At September 30, 2009, the Fund had a capital loss carryforward of approximately $26,859,746 of which $26,826,634 expires on September 30, 2010 and $33,112 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $2,276,152. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	Illiquid security. At December 31, 2009, the value of these securities amounted to $1,862,486 or 1.0% of net assets.
(e)	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2009.
(g)	Issuer has filed for bankruptcy.
(h)	All or a portion of interest payment is paid-in-kind.
(i)	Non-income producing security.
(j)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of these securities amounted to $22,139,387 or 12.2% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar

9

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
UYU	Uruguayan Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$—	$1,132,605	$1,132,605
Collateralized Mortgage Obligations	—	2,508,430	351,335	2,859,765
Supranational	—	64,273	1,408,674	1,472,947
All Other Non-Convertible Bonds*	—	133,031,903	—	133,031,903

Total Non-Convertible Bonds	—	135,604,606	2,892,614	138,497,220

Convertible Bonds*	—	27,327,071	—	27,327,071

Total Bonds and Notes	—	162,931,677	2,892,614	165,824,291

Bank Loans*	—	2,759,493	—	2,759,493

Preferred Stocks
Convertible Preferred Stocks*	—	2,399,800	—	2,399,800

Non-Convertible Preferred Stocks
Banking	—	180,600	—	180,600
Thrifts & Mortgage Finance	19,390	23,636	—	43,026

Total Non-Convertible Preferred Stocks	19,390	204,236	—	223,626

Total Preferred Stocks	19,390	2,604,036	—	2,623,426

Common Stocks*	675,746	—	—	675,746
Closed-End Investment Companies	38,559	—	—	38,559
Short-Term Investments	—	7,278,868	—	7,278,868

Total	$733,695	$175,574,074	$2,892,614	$179,200,383

*	Major categories of the Fund’s investments are included above.

10

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$17,360	$—	$12,182	$1,103,063	$—	$1,132,605
Collateralized Mortgage Obligations	389,767	—	25,439	(17,568)	(46,303)	—	351,335
Non-Captive Consumer	497,545	3,131	—	18,708	—	(519,384)	—
Non-Captive Diversified	478,858	5,209	—	(9,656)	—	(474,411)	—
Supranational	678,290	24,081	—	28,748	677,555	—	1,408,674
Technology	900,000	1,574	—	55,277	—	(956,851)	—
Wirelines	970,125	303	—	(7,615)	—	(962,813)	—
Convertible Bonds
Technology	196,560	1,589	—	10,291	—	(208,440)	—
Wirelines	863,900	604	—	58,483	—	(922,987)	—

Total	$4,975,045	$53,851	$25,439	$148,850	$1,734,315	$(4,044,886)	$2,892,614

Industry Summary at December 31, 2009 (Unaudited)

Technology	9.0%
Wirelines	8.1
Independent Energy	6.6
Healthcare	6.2
Pharmaceuticals	4.9
Wireless	4.5
Lodging	4.4
Automotive	3.7
Home Construction	3.6
Paper	3.0
Sovereigns	2.6
Non-Captive Consumer	2.6
Non-Captive Diversified	2.6
Electric	2.5
Aerospace & Defense	2.3
Retailers	2.3
Other Investments, less than 2% each	26.0
Short-Term Investments	4.0

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

11

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.4% of Net Assets
Non-Convertible Bonds — 92.3%
	Australia — 2.2%
200,000	Australia & New Zealand Banking Group Ltd., EMTN, 2.625%, 11/16/2012, (EUR)	$286,661
200,000	National Australia Bank Ltd., EMTN, 3.500%, 1/23/2015, (EUR)	284,695
165,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	151,635

		722,991

	Austria — 0.6%
17,000,000	Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010, (JPY)	182,846
	Belgium — 5.9%
100,000	Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	174,566
400,000	Kingdom of Belgium, 5.500%, 9/28/2017, (EUR)	653,498
720,000	Kingdom of Belgium, Series 50, 4.000%, 3/28/2013, (EUR)	1,092,135

		1,920,199

	Brazil — 0.6%
186,554(†††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	103,889
100,000	NET Servicos de Comunicacao SA, 144A, 7.500%, 1/27/2020	102,000

		205,889

	Canada — 4.8%
225,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	199,945
330,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	316,139
820,000	Canadian Government, 4.500%, 6/01/2015, (CAD)(b)	847,206
150,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	212,861

		1,576,151

	Cayman Islands — 1.7%
60,000	DASA Finance Corp., 144A, 8.750%, 5/29/2018	62,250
100,000	Fibria Overseas Finance Ltd., 144A, 9.250%, 10/30/2019	112,250
200,000	Hutchison Whampoa Finance Ltd., 4.625%, 9/21/2016, (EUR)	285,841
100,000	Odebrecht Finance Ltd., 144A, 7.000%, 4/21/2020	101,125

		561,466

	France — 9.6%
100,000	Cie Financiere et Industrielle des Autoroutes, 5.250%, 4/30/2018, (EUR)	152,034
50,000	Credit Agricole SA, EMTN, 5.971%, 2/01/2018, (EUR)	79,332

Principal Amount (‡)	Description	Value (†)
	France — continued
250,000	Government of France, 4.000%, 4/25/2013, (EUR)	$380,898
305,000	Government of France, 4.250%, 10/25/2017, (EUR)	465,982
970,000	Government of France, 5.000%, 10/25/2016, (EUR)	1,553,932
140,000	Lafarge SA, EMTN, 4.750%, 3/23/2020, (EUR)	189,532
50,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	72,030
70,000	Veolia Environnement, EMTN, 6.125%, 11/25/2033, (EUR)	108,660
100,000	Wendel, 4.875%, 5/26/2016, (EUR)	121,135

		3,123,535

	Germany — 14.8%
100,000	Bertelsmann AG, EMTN, 3.625%, 10/06/2015, (EUR)	137,423
21,000,000	Kreditanstalt fuer Wiederaufbau, 1.350%, 1/20/2014, (JPY)	230,742
16,000,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 3/23/2010, (JPY)	172,332
185,000	Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010, (EUR)	268,559
110,000	Landesbank Baden-Wuerttemberg, 3.750%, 2/12/2014, (EUR)	164,474
105,000	Muenchener Hypothekenbank eG, 5.000%, 1/16/2012, (EUR)	159,613
475,000	Republic of Germany, 1.250%, 9/16/2011, (EUR)	681,726
380,000	Republic of Germany, 3.750%, 7/04/2013, (EUR)	576,797
850,000	Republic of Germany, 3.750%, 1/04/2017, (EUR)	1,275,629
395,000	Republic of Germany, 4.000%, 4/13/2012, (EUR)	598,676
100,000	Republic of Germany, 4.500%, 1/04/2013, (EUR)	154,442
225,000	Republic of Germany, 6.500%, 7/04/2027, (EUR)	418,023

		4,838,436

	India — 0.6%
100,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	93,836
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 144A, 6.375%, 4/30/2022	89,771

		183,607

	Indonesia — 0.3%
100,000	Adaro Indonesia PT, 144A, 7.625%, 10/22/2019	98,875

	Ireland — 1.1%
30,000,000	Depfa ACS Bank, Series 686, EMTN, 1.650%, 12/20/2016, (JPY)	272,185
100,000	Elan Corp. PLC, 144A, 8.750%, 10/15/2016	95,500

		367,685

1

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Italy — 0.6%
150,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	$209,193

	Japan — 12.4%
18,000,000	Development Bank of Japan, 1.750%, 6/21/2010, (JPY)	194,508
83,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	919,907
103,000,000	Japan Government, 0.700%, 6/20/2014, (JPY)	1,119,445
84,000,000	Japan Government, 1.300%, 3/20/2019, (JPY)	913,361
83,000,000	Japan Government, 1.400%, 6/20/2011, (JPY)	907,441

		4,054,662

	Jersey — 0.3%
50,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	82,090

	Luxembourg — 0.9%
150,000	Enel Finance International SA, EMTN, 5.625%, 8/14/2024, (GBP)	237,103
25,000	Telecom Italia Finance SA, EMTN, 7.750%, 1/24/2033, (EUR)	41,250

		278,353

	Mexico — 2.0%
85,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	80,750
10,000(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	77,786
41,000(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	325,816
10,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	73,796
100,000	Mexichem SAB de CV, 144A, 8.750%, 11/06/2019	107,500

		665,648

	Netherlands — 5.6%
825,000	Kingdom of Netherlands, 5.000%, 7/15/2011, (EUR)(b)	1,251,321
150,000	Koninklijke (Royal) KPN NV, GMTN, 4.750%, 1/17/2017, (EUR)	221,376
100,000	Majapahit Holding BV, 144A, 7.750%, 1/20/2020	104,750
150,000	RWE Finance BV, EMTN, 5.500%, 7/06/2022, (GBP)	243,671

		1,821,118

	Norway — 3.6%
275,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	48,280
2,125,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	389,088
2,075,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	375,470

Principal Amount (‡)	Description	Value (†)
	Norway — continued
1,835,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	$350,231

		1,163,069

	Singapore — 0.8%
365,000	Republic of Singapore, 2.250%, 7/01/2013, (SGD)	271,627

	South Africa — 0.4%
150,000	Edcon Proprietary Ltd., 144A, 3.964%, 6/15/2014, (EUR)(c)	136,116

	Spain — 0.4%
100,000	Santander Issurance SA, EMTN, (fixed rate to 5/29/14, variable rate thereafter), 4.750%, 5/29/2019, (EUR)	145,349

	Supranational — 4.9%
40,000,000	Asian Development Bank, EMTN, 2.350%, 6/21/2027, (JPY)	444,089
25,000,000	European Investment Bank, 1.250%, 9/20/2012, (JPY)	275,025
44,000,000	European Investment Bank, 1.400%, 6/20/2017, (JPY)	483,915
921,000,000	European Investment Bank, EMTN, 144A, Zero Coupon, 4/24/2013, (IDR)	74,141
30,000,000	Nordic Investment Bank, Series C, GMTN, 1.700%, 4/27/2017, (JPY)	337,343

		1,614,513

	Sweden — 2.0%
3,175,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)	488,428
100,000	Telefonaktiebolaget LM Ericsson, EMTN, 5.375%, 6/27/2017, (EUR)	148,854

		637,282

	Switzerland — 0.5%
100,000	Credit Suisse London, EMTN, 5.125%, 9/18/2017, (EUR)	151,951

	United Arab Emirates — 0.2%
100,000	DP World Ltd., 144A, 6.850%, 7/02/2037	76,922

	United Kingdom — 7.0%
50,000	BAT International Finance PLC, EMTN, 5.375%, 6/29/2017, (EUR)	76,363
100,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	159,877
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	83,275
20,000	Lloyds TSB Group PLC, 5.875%, 7/08/2014, (EUR)	28,124
25,000	National Grid PLC, EMTN, 4.375%, 3/10/2020, (EUR)	35,242
75,000	National Grid PLC, EMTN, 5.000%, 7/02/2018, (EUR)	112,090
100,000	Rexam PLC, EMTN, 4.375%, 3/15/2013, (EUR)	144,767

2

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — continued
50,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	$74,876
215,000	United Kingdom Treasury, 4.000%, 9/07/2016, (GBP)	358,711
200,000	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)	339,628
175,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	299,922
245,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	427,853
100,000	Vodafone Group PLC, EMTN, 5.375%, 6/06/2022, (EUR)	150,007

		2,290,735

	United States — 8.5%
80,000	Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017, (GBP)	138,191
50,000	Alcoa, Inc., 6.750%, 1/15/2028	48,284
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	69,777
20,000	Chesapeake Energy Corp., 6.375%, 6/15/2015	19,600
55,000	Chesapeake Energy Corp., 7.500%, 6/15/2014	56,100
15,000,000	Citigroup, Inc., 2.400%, 10/31/2025, (JPY)	119,898
60,000	Frontier Communications Corp., 6.250%, 1/15/2013	60,150
100,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	164,638
55,000	HCA, Inc., 5.750%, 3/15/2014	51,700
45,000	HCA, Inc., 8.360%, 4/15/2024	42,750
200,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)	287,204
90,000	International Paper Co., 8.700%, 6/15/2038	109,539
70,000	IPALCO Enterprises, Inc., 144A, 7.250%, 4/01/2016	70,175
955,000,000	JPMorgan Chase Bank NA, EMTN, 144A, Zero Coupon, 10/17/2011, (IDR)	88,832
150,000	Kraft Foods, Inc., 6.250%, 3/20/2015, (EUR)	235,837
100,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	127,659
95,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	160,262
75,000	Motorola, Inc., 6.625%, 11/15/2037	65,250
95,000	New Albertson’s, Inc., 8.000%, 5/01/2031	86,213
5,000	New Albertson’s, Inc., 8.700%, 5/01/2030	4,850
50,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	69,886
95,000	Qwest Corp., 6.875%, 9/15/2033	83,600

Principal Amount (‡)	Description	Value (†)
	United States — continued
$70,000	SLM Corp., Series A, MTN, 4.500%, 7/26/2010	$69,749
84,000	Sprint Capital Corp., 8.375%, 3/15/2012	86,940
100,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	135,417
240,000	U.S. Treasury Note, 0.750%, 11/30/2011	238,434
50,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	70,081

		2,761,016

	Total Non-Convertible Bonds (Identified Cost $29,893,882)	30,141,324

Convertible Bonds — 0.1%
	United States — 0.1%
50,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(d) (Identified Cost $34,855)	42,688

	Total Bonds and Notes (Identified Cost $29,928,737)	30,184,012

Short-Term Investments — 1.7%
566,529	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $566,529 on 1/04/2010, collateralized by $580,000 Federal Home Loan Mortgage Corp., 2.000% due 12/28/2012 valued at $578,550 including accrued interest(e) (Identified Cost $566,529)	566,529

	Total Investments — 94.1% (Identified Cost $30,495,266)(a)	30,750,541
	Other assets less liabilities—5.9%	1,923,186

	Net Assets — 100.0%	$32,673,727

3

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2009, the net unrealized appreciation on investments based on a cost of $30,569,142 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$774,996
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(593,597)

Net unrealized appreciation	$181,399

At September 30, 2009 post-October capital loss deferrals were $45,041. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for open forward foreign currency contracts.
(c)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(d)	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of these securities amounted to $1,320,207 or 4.0% of net assets.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

4

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2009, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Depreciation
Buy[1]	11/16/2010	Chinese Renminbi	1,800,000	$265,512	$(7,547)
Buy[2]	3/17/2010	Euro	580,000	831,366	(41,476)
Buy[3]	1/06/2010	Japanese Yen	17,238,111	185,088	(2,264)
Buy[4]	3/17/2010	Japanese Yen	100,300,000	1,077,323	(61,079)
Buy[5]	3/15/2010	South Korean Won	355,000,000	304,150	(1,318)
Buy[6]	3/15/2010	South Korean Won	720,000,000	616,867	(1,849)

Total					$(115,533)

[1]	Counterparty is Morgan Stanley.
[2]	Counterparty is Credit Suisse.
[3]	Counterparty is State Street Bank and Trust.
[4]	Counterparty is JPMorgan Chase.
[5]	Counterparty is UBS.
[6]	Counterparty is Barclays Bank PLC.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

5

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Supranational	$—	$1,540,372	$74,141	$1,614,513
United States	—	2,672,184	88,832	2,761,016
All Other Non-Convertible Bonds*	—	25,765,795	—	25,765,795

Total Non-Convertible Bonds	—	29,978,351	162,973	30,141,324
Convertible Bonds	—	42,688	—	42,688

Total Bonds and Notes	—	30,021,039	162,973	30,184,012

Short-Term Investments	—	566,529	—	566,529

Total	$—	$30,587,568	$162,973	$30,750,541

*	Major categories of the Fund’s investments are included above.

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(115,533)	$—	$(115,533)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
Ireland	$98,563	$34	$—	$(3,097)	$—	$(95,500)	$—
Supranational	67,829	1,517	—	4,795	—	—	74,141
United States	—	1,362	—	955	86,515	—	88,832

Total	$166,392	$2,913	$—	$2,653	$86,515	$(95,500)	$162,973

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the fund.

6

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Industry Summary at December 31, 2009 (Unaudited)

Treasuries	49.3%
Banking	7.8
Supranational	4.9
Sovereigns	4.3
Government Agencies	2.8
Government Guaranteed	2.7
Electric	2.0
Other Investments, less than 2% each	18.6
Short-Term Investments	1.7

Total Investments	94.1
Other assets less liabilities (including open Forward Foreign Currency Contracts)	5.9

Net Assets	100.0%

Currency Exposure at December 31, 2009 as a Percentage of Net Assets (Unaudited)

Euro	43.3%
Japanese Yen	20.1
British Pound	9.2
United States Dollar	8.7
Canadian Dollar	4.2
Norwegian Krone	3.6
Other, less than 2% each	5.0

Total Investments	94.1
Other assets less liabilities (including open Forward Foreign Currency Contracts)	5.9

Net Assets	100.0%

7

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 98.2% of Net Assets
Non-Convertible Bonds – 95.0%
	ABS Car Loan – 0.7%
$8,255,000	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.373%, 8/20/2013, 144A(b)	$7,616,389
23,869,740	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.263%, 5/15/2013(b)	23,579,773
19,025,000	Chesapeake Funding LLC, Series 2009-2A, Class B, 1.983%, 9/15/2021, 144A(b)	16,840,068
17,100,000	Chesapeake Funding LLC, Series 2009-2A, Class C, 1.983%, 9/15/2021, 144A(b)	14,474,199
7,199,000	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	7,240,624

		69,751,053

	ABS Credit Card – 1.7%
9,995,000	American Express Issuance Trust, Series 2005-2, Class A, 0.303%, 8/15/2013(b)	9,818,180
24,955,000	Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.313%, 9/15/2015(b)	24,474,462
2,550,000	Capital One Multi-Asset Execution Trust, Series 2006-C2, Class C, 0.533%, 6/16/2014(b)	2,414,126
29,215,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.483%, 4/15/2019(b)	25,261,504
4,000,000	Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.350%, 2/07/2020	4,238,388
29,395,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	30,347,859
19,600,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	19,321,029
10,000,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014	10,258,762
14,780,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	14,073,531
19,060,000	MBNA Credit Card Master Note Trust, Series 2005-B2, Class B, 0.413%, 12/17/2012(b)	18,912,826

		159,120,667

	ABS Other – 2.5%
16,965,000	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	17,411,604
1,700,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,522,129
74,834,465	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	74,351,565

Principal Amount (‡)	Description	Value (†)
	ABS Other – continued
$31,923,388	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	$31,872,448
70,000,000	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	70,000,000
46,013,837	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	44,500,980

		239,658,726

	Airlines – 2.9%
17,345,000	American Airlines, Inc., Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019	19,166,225
30,000,000	Continental Airlines, Inc., 9.000%, 7/08/2016	31,800,000
659,643	Continental Airlines, Inc., Series 1997-1, Class A, 7.461%, 10/01/2016	626,661
1,044,000	Continental Airlines, Inc., Series 1998-1, Class A, 6.648%, 3/15/2019	1,007,460
10,689,316	Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048%, 5/01/2022	10,502,253
1,853,823	Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,788,939
2,661,607	Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,480,058
49,881,000	Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022	48,135,165
12,208,000	Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022	10,620,960
1,268,346	Continental Airlines, Inc., Series 991A, Class B, 6.545%, 8/02/2020	1,242,979
22,105,000	Continental Airlines, Inc., Series A, 7.250%, 11/10/2019	22,491,838
4,300,000	Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111%, 3/18/2013	4,337,625
2,255,782	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	2,154,272
17,945,178	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	15,746,894
41,530,000	Delta Air Lines, Inc., Series A, 7.750%, 12/17/2019	42,360,600
5,000,000	Delta Air Lines, Inc., Series B, 9.750%, 12/17/2016	5,087,500
10,186,641	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	8,490,871
8,115,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	8,186,315

1

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Airlines – continued
$8,230,000	United Air Lines, Inc., 10.400%, 5/01/2018	$8,672,363
28,727,526	United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024	24,418,397

		269,317,375

	Automotive – 0.5%
33,885,000	Cummins, Inc., 5.650%, 3/01/2098	21,132,041
5,389,000	Cummins, Inc., 6.750%, 2/15/2027	5,182,736
665,000	Cummins, Inc., 7.125%, 3/01/2028	655,933
1,990,000	Ford Motor Co., 6.375%, 2/01/2029	1,537,275
130,000	Ford Motor Co., 6.500%, 8/01/2018	109,688
260,000	Ford Motor Co., 6.625%, 2/15/2028	200,850
5,185,000	Ford Motor Co., 6.625%, 10/01/2028	4,005,412
8,730,000	Ford Motor Co., 7.450%, 7/16/2031	7,715,137
245,000	Ford Motor Co., 7.500%, 8/01/2026	192,938
345,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	344,480
2,215,000	Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	2,236,911
4,640,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	4,646,167
935,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	962,720
2,135,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	2,202,998

		51,125,286

	Banking – 8.8%
47,100,000	AgriBank FCB, 9.125%, 7/15/2019(c)	51,760,639
7,450,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	7,720,107
36,659,000	Associates Corp. of North America, 6.950%, 11/01/2018	37,066,025
2,595,000	BAC Capital Trust VI, 5.625%, 3/08/2035	2,077,160
3,690,000	Bank of America Corp., 5.420%, 3/15/2017	3,642,406
10,020,000	Bank of America Corp., 6.000%, 9/01/2017	10,399,999
22,000,000	Bank of America NA, 5.300%, 3/15/2017	21,561,980
3,120,000,000	Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	2,676,916
180,000,000	Barclays Financial LLC, 4.160%, 2/22/2010, (THB), 144A	5,429,359
3,500,000,000	Barclays Financial LLC, 4.460%, 9/23/2010, (KRW), 144A	3,011,029
52,000,000	Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, (THB), 144A	1,573,806
2,220,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,138,517

Principal Amount (‡)	Description	Value (†)
	Banking – continued
$975,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	$1,031,218
2,150,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	2,343,674
12,745,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	14,629,387
16,371,250,000	BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, (IDR), 144A	1,544,944
19,200,000	Capital One Financial Corp., 6.150%, 9/01/2016	19,286,688
9,860,000	Citibank NA, 15.000%, 7/02/2010, (BRL), 144A	5,827,651
10,400,000	Citigroup, Inc., 5.000%, 9/15/2014	10,025,850
1,325,000	Citigroup, Inc., 5.850%, 12/11/2034	1,169,005
2,800,000	Citigroup, Inc., 5.875%, 2/22/2033	2,361,926
5,670,000	Citigroup, Inc., 5.875%, 5/29/2037	4,996,319
20,308,000	Citigroup, Inc., 6.125%, 5/15/2018	20,417,826
2,225,000	Citigroup, Inc., 6.125%, 8/25/2036	1,908,147
74,265,000	Citigroup, Inc., 6.375%, 8/12/2014	77,748,548
2,450,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	3,021,470
80,235,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	81,240,425
6,790,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	7,268,688
1,200,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,181,936
99,020,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	101,781,371
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	628,399
18,000,000	JPMorgan Chase & Co., Zero Coupon, 5/17/2010, (BRL), 144A	9,893,280
17,920,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, (IDR), 144A	1,739,356
68,827,366,920	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, (IDR), 144A	6,022,669
22,683,264,000	JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, (IDR), 144A	2,201,689
344,497,150,000	JPMorgan Chase Bank NA, EMTN, Zero Coupon, 10/17/2011, (IDR), 144A	32,044,285
24,124,936,500	JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, (IDR), 144A	2,427,387
100,000	Keybank NA, 6.950%, 2/01/2028	84,843
30,000,000	Kreditanstalt fuer Wiederaufbau, EMTN, 10.750%, 2/01/2010, (ISK)	143,100
2,245,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	2,200,486
70,800,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	65,272,078

2

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Banking – continued
10,000,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	$5,456,634
3,200,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,085,099
11,895,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	12,816,125
41,000,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	36,803,650
2,710,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,851,944
51,525,000	Morgan Stanley, 4.750%, 4/01/2014	51,821,114
1,510,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	1,526,181
2,850,000	Morgan Stanley, GMTN, 5.125%, 11/30/2015, (GBP)	4,600,869
5,300,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,730,190
17,500,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	17,577,473
4,400,000	Morgan Stanley, Series F, MTN, 5.625%, 9/23/2019	4,432,164
9,910,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	10,221,570
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,624,717
1,325,000	National City Bank, MTN, 5.800%, 6/07/2017	1,324,850
9,826,000	National City Corp., 6.875%, 5/15/2019	10,400,831
3,400,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,515,974
18,250,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	19,496,220

		824,786,193

	Brokerage – 0.6%
54,955,000	Jefferies Group, Inc., 8.500%, 7/15/2019	60,072,904

	Building Materials – 0.9%
4,335,000	Masco Corp., 0.554%, 3/12/2010(b)	4,317,326
6,785,000	Masco Corp., 4.800%, 6/15/2015	6,237,179
11,180,000	Masco Corp., 5.850%, 3/15/2017	10,402,520
6,760,000	Masco Corp., 6.125%, 10/03/2016	6,441,881
790,000	Masco Corp., 6.500%, 8/15/2032	672,285
1,505,000	Masco Corp., 7.750%, 8/01/2029	1,400,574
23,925,000	Owens Corning, Inc., 6.500%, 12/01/2016	24,500,947
27,323,000	Owens Corning, Inc., 7.000%, 12/01/2036	25,482,550
1,060,000	USG Corp., 6.300%, 11/15/2016	948,700

		80,403,962

Principal Amount (‡)	Description	Value (†)
	Chemicals – 1.8%
$35,520,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	$41,805,157
3,545,000	Cytec Industries, Inc., 6.000%, 10/01/2015	3,737,210
17,625,000	Cytec Industries, Inc., 8.950%, 7/01/2017	20,905,295
25,165,000	Lubrizol Corp., 6.500%, 10/01/2034	25,724,770
2,400,000	Methanex Corp., 6.000%, 8/15/2015	2,047,147
68,560,000	PPG Industries, Inc., 6.650%, 3/15/2018	74,630,851

		168,850,430

	Collateralized Mortgage Obligations – 0.0%
1,514,795	CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020	1,476,925
119,083	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 6.022%, 9/25/2036(b)	93,070

		1,569,995

	Commercial Mortgage-Backed Securities – 2.6%
2,990,764	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	3,105,036
8,100,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	6,990,089
62,975,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.723%, 6/15/2039(b)	50,369,767
35,130,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.808%, 9/15/2039(b)	28,334,442
5,110,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	4,076,917
24,057,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	21,354,530
15,360,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	13,571,247
20,220,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	19,456,026
8,930,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.874%, 4/15/2045(b)	8,605,302
60,634,099	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)	52,803,272

3

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities – continued
$21,993,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	$18,552,329
3,200,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(b)	3,029,242
1,340,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,090,066
12,700,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)	12,697,699
3,700,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	3,471,892

		247,507,856

	Construction Machinery – 0.3%
25,000,000	Case New Holland, Inc., 7.750%, 9/01/2013, 144A	25,562,500
6,935,000	Toro Co., 6.625%, 5/01/2037(c)	5,598,417

		31,160,917

	Consumer Cyclical Services – 0.9%
15,350,000	Western Union Co. (The), 5.930%, 10/01/2016	16,558,398
19,330,000	Western Union Co. (The), 6.200%, 11/17/2036	19,228,054
40,000,000	Western Union Co. (The), 6.500%, 2/26/2014	44,470,200

		80,256,652

	Consumer Products – 0.4%
7,620,000	Hasbro, Inc., 6.600%, 7/15/2028	6,946,217
10,480,000	Koninklijke (Royal) Philips Electronics N.V., 6.875%, 3/11/2038	11,888,428
12,010,000	Snap-on, Inc., 6.700%, 3/01/2019	12,750,584
1,335,000	Whirlpool Corp., MTN, 8.000%, 5/01/2012	1,446,343
800,000	Whirlpool Corp., MTN, 8.600%, 5/01/2014	905,809

		33,937,381

	Distributors – 0.9%
10,000,000	EQT Corp., 8.125%, 6/01/2019	11,553,730
61,345,000	Equitable Resources, Inc., 6.500%, 4/01/2018	62,935,737
5,865,000	ONEOK, Inc., 6.000%, 6/15/2035	5,473,951

		79,963,418

	Diversified Manufacturing – 0.9%
1,425,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,579,464
2,875,000	Textron Financial Corp., 5.400%, 4/28/2013	2,873,637

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing – continued
$1,207,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	$1,141,285
19,200,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	26,000,146
22,055,000	Textron, Inc., 6.200%, 3/15/2015	22,955,440
14,885,000	Textron, Inc., 7.250%, 10/01/2019	15,407,017
10,975,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	15,478,182

		85,435,171

	Electric – 3.2%
40,400,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	41,872,863
500,000	Baltimore Gas & Electric Co., 5.200%, 6/15/2033	436,327
12,021,175	Bruce Mansfield Unit, 6.850%, 6/01/2034(c)	11,311,204
17,815,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	18,137,434
26,290,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	24,489,529
895,000	Commonwealth Edison Co., 4.700%, 4/15/2015	926,934
5,500,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	6,126,422
1,000,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%, 8/01/2013	1,157,627
3,681,000	Exelon Corp., 4.900%, 6/15/2015	3,797,323
47,570,000	Illinois Power Co., 6.250%, 4/01/2018	50,409,786
1,905,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	1,923,974
2,830,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	2,619,974
9,305,213	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	9,126,180
1,500,000	MidAmerican Energy Holdings Co., 5.875%, 10/01/2012	1,633,638
14,090,000	NiSource Finance Corp., 6.125%, 3/01/2022	14,379,535
24,635,000	NiSource Finance Corp., 6.400%, 3/15/2018	25,604,732
22,085,000	NiSource Finance Corp., 6.800%, 1/15/2019	23,618,737
1,565,000	Ohio Edison Co., 6.875%, 7/15/2036	1,671,591
34,000	Quezon Power Philippines Co., 8.860%, 6/15/2017	31,620
51,115,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	54,746,210
500,000	SP Powerassets Ltd., EMTN, 3.730%, 10/22/2010, (SGD)	362,818
7,265,000	Toledo Edison Co., 6.150%, 5/15/2037	7,178,089

4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Electric – continued
$1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	$902,795
1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	1,103,163

		303,568,505

	Entertainment – 0.2%
4,300,000	Time Warner, Inc., 6.625%, 5/15/2029	4,483,614
755,000	Time Warner, Inc., 6.950%, 1/15/2028	812,422
505,000	Time Warner, Inc., 7.625%, 4/15/2031	586,622
330,000	Time Warner, Inc., 7.700%, 5/01/2032	387,531
3,695,000	Viacom, Inc., 6.125%, 10/05/2017	3,985,275
2,655,000	Viacom, Inc., 6.250%, 4/30/2016	2,893,637
2,887,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	3,121,730

		16,270,831

	Financial Other – 0.8%
45,970,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	44,988,770
27,500,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	28,626,483

		73,615,253

	Food & Beverage – 0.6%
24,287,000	Anheuser-Busch Cos., Inc., 5.375%, 11/15/2014, 144A	25,714,007
6,845,000	Anheuser-Busch Cos., Inc., 5.950%, 1/15/2033	6,702,165
2,500,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	3,488,870
1,525,000	Cia Brasileira de Bebidas, 8.750%, 9/15/2013	1,769,000
8,630,000	Corn Products International, Inc., 6.625%, 4/15/2037	8,098,142
12,870,000	Kraft Foods, Inc., 6.500%, 11/01/2031	12,928,250

		58,700,434

	Government Owned - No Guarantee – 4.8%
3,820,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	3,469,962
37,780,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	38,516,937
56,020,000	DP World Ltd., 6.850%, 7/02/2037, 144A	43,091,816
101,460,000	Federal Home Loan Mortgage Corp., 2.125%, 9/21/2012	102,539,129
135,280,000	Federal National Mortgage Association, 1.375%, 4/28/2011	136,274,849
67,635,000	Federal National Mortgage Association, 1.750%, 8/10/2012	67,621,405
42,085,000	Federal National Mortgage Association, 1.875%, 4/20/2012	42,523,273
15,500,000	Korea Gas Corp., 6.000%, 7/15/2014, 144A	16,776,007

Principal Amount (‡)	Description	Value (†)
	Government Owned - No Guarantee – continued
$1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	$1,177,741

		451,991,119

	Government Sponsored – 0.9%
67,635,000	Federal Home Loan Bank, 1.625%, 9/26/2012	67,362,566
24,230,000	Queensland Treasury Corp., 7.125%, 9/18/2017, (NZD), 144A	18,318,726

		85,681,292

	Health Insurance – 0.8%
5,455,000	CIGNA Corp., 6.150%, 11/15/2036	4,873,077
1,355,000	CIGNA Corp., 6.350%, 3/15/2018	1,364,104
1,603,000	CIGNA Corp., 7.875%, 5/15/2027	1,638,077
3,650,000	CIGNA Corp., 8.500%, 5/01/2019	4,147,422
1,200,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,264,863
24,830,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	22,253,689
565,000	UnitedHealth Group, Inc., 6.500%, 6/15/2037	557,145
4,556,000	UnitedHealth Group, Inc., 6.625%, 11/15/2037	4,564,151
2,567,000	UnitedHealth Group, Inc., 6.875%, 2/15/2038	2,634,538
27,070,000	WellPoint, Inc., 6.375%, 6/15/2037	27,545,809

		70,842,875

	Healthcare – 1.6%
7,860,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,031,167
7,535,000	Covidien International Finance SA, 6.000%, 10/15/2017	8,144,273
17,795,000	Express Scripts, Inc., 6.250%, 6/15/2014	19,416,658
10,730,000	Express Scripts, Inc., 7.250%, 6/15/2019	12,191,254
9,480,000	HCA, Inc., 5.750%, 3/15/2014	8,911,200
1,950,000	HCA, Inc., 6.250%, 2/15/2013	1,896,375
3,930,000	HCA, Inc., 6.300%, 10/01/2012	3,930,000
3,810,000	HCA, Inc., 6.375%, 1/15/2015	3,595,688
4,015,000	HCA, Inc., 6.500%, 2/15/2016	3,814,250
365,000	HCA, Inc., 6.750%, 7/15/2013	359,525
3,000,000	HCA, Inc., 7.050%, 12/01/2027	2,572,500
2,290,000	HCA, Inc., 7.190%, 11/15/2015	2,129,700
2,155,000	HCA, Inc., 7.500%, 12/15/2023	1,969,118
1,310,000	HCA, Inc., 7.500%, 11/06/2033	1,145,643

5

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Healthcare – continued
$3,890,000	HCA, Inc., 7.690%, 6/15/2025	$3,562,081
4,255,000	HCA, Inc., 8.360%, 4/15/2024	4,042,250
1,225,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,090,250
3,135,000	HCA, Inc., MTN, 7.750%, 7/15/2036	2,790,150
2,865,000	Hospira, Inc., 6.050%, 3/30/2017	2,998,552
50,540,000	Medco Health Solutions, Inc., 7.125%, 3/15/2018	56,813,985
2,305,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	2,108,333

		151,512,952

	Home Construction – 0.3%
3,685,000	D.R. Horton, Inc., 5.250%, 2/15/2015	3,463,900
2,050,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	1,947,500
2,605,000	Lennar Corp., Series B, 5.600%, 5/31/2015	2,386,831
1,870,000	Lennar Corp., Series B, 6.500%, 4/15/2016	1,720,400
2,601,000	Pulte Homes, Inc., 5.200%, 2/15/2015	2,425,433
9,400,000	Pulte Homes, Inc., 6.000%, 2/15/2035	7,426,000
3,645,000	Pulte Homes, Inc., 6.375%, 5/15/2033	2,943,337
3,605,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	3,449,473

		25,762,874

	Independent Energy – 0.9%
15,680,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	16,375,706
1,940,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	2,530,789
600,000	Questar Market Resources, Inc., 6.050%, 9/01/2016	611,291
48,640,000	Questar Market Resources, Inc., 6.800%, 4/01/2018	50,687,938
3,585,000	Talisman Energy, Inc., 5.850%, 2/01/2037	3,425,252
10,865,000	Talisman Energy, Inc., 6.250%, 2/01/2038	10,877,256

		84,508,232

	Integrated Energy – 0.3%
21,450,000	Marathon Oil Corp., 7.500%, 2/15/2019	24,755,810
1,242,691	PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A	1,261,331

		26,017,141

	Life Insurance – 0.1%
9,260,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	7,789,299
4,835,000	Unum Group, 7.125%, 9/30/2016	5,009,515

		12,798,814

Principal Amount (‡)	Description	Value (†)
	Local Authorities – 0.5%
220,000	Alberta Municipal Funding Corp., 5.700%, 9/01/2011, (CAD)	$225,097
7,070,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	5,082,790
24,666	Province of Alberta, 5.930%, 9/16/2016, (CAD)	26,182
500,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	569,045
30,440,000	Quebec Province, Series QC, 6.750%, 11/09/2015, (NZD)	22,546,113
19,325,000	Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011, (AUD)	17,689,899

		46,139,126

	Media Cable – 1.8%
13,017,000	Comcast Corp., 5.650%, 6/15/2035	12,167,354
670,000	Comcast Corp., 6.450%, 3/15/2037	690,817
3,235,000	Comcast Corp., 6.500%, 11/15/2035	3,354,245
32,715,000	Comcast Corp., 6.950%, 8/15/2037	35,655,850
4,100,000	Cox Communications, Inc., Class A, 6.250%, 6/01/2018, 144A	4,363,983
3,750,000	Cox Communications, Inc., Class A, 6.750%, 3/15/2011	3,942,915
18,220,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	17,545,276
4,190,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,402,324
79,880,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	87,753,212
73,560	Virgin Media Finance PLC, 9.750%, 4/15/2014, (GBP)	122,973

		169,998,949

	Media Non-Cable – 0.3%
4,580,000	News America Holdings, 8.150%, 10/17/2036	5,311,568
7,700,000	News America, Inc., 6.150%, 3/01/2037	7,660,638
4,095,000	News America, Inc., 6.200%, 12/15/2034	4,115,536
9,760,000	News America, Inc., 6.400%, 12/15/2035	10,021,949

		27,109,691

	Metals & Mining – 0.6%
5,170,000	Alcoa, Inc., 5.870%, 2/23/2022	4,800,790
5,930,000	Alcoa, Inc., 6.750%, 1/15/2028	5,726,459
3,250,000	Rio Tinto Alcan, Inc., 5.750%, 6/01/2035	3,148,642
1,500,000	Teck Cominco Ltd., 7.000%, 9/15/2012	1,584,375
1,985,000	United States Steel Corp., 6.050%, 6/01/2017	1,895,014
4,712,000	United States Steel Corp., 6.650%, 6/01/2037	3,790,719
31,890,000	United States Steel Corp., 7.000%, 2/01/2018	31,236,064

6

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining – continued
$3,735,000	Vale Overseas Ltd., 6.875%, 11/21/2036	$3,731,866

		55,913,929

	Mortgage Related – 0.0%
140,710	FHLMC, 5.000%, 12/01/2031	145,088
25,077	FNMA, 6.000%, 7/01/2029	26,879

		171,967

	Non-Captive Consumer – 1.7%
5,000,000	American General Finance Corp., Series I, MTN, 5.400%, 12/01/2015	3,437,560
88,895,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	61,724,599
25,000,000	HSBC Finance Corp., 6.375%, 11/27/2012	27,040,500
63,775(†††)	SLM Corp., 6.000%, 12/15/2043	992,817
6,200,000	SLM Corp., EMTN, 4.750%, 3/17/2014, (EUR)	7,599,248
6,480,000	SLM Corp., MTN, 5.050%, 11/14/2014	5,844,824
355,000	SLM Corp., MTN, 5.125%, 8/27/2012	332,803
4,900,000	SLM Corp., Series A, MTN, 0.582%, 1/27/2014(b)	3,779,885
155,000	SLM Corp., Series A, MTN, 4.500%, 7/26/2010	154,445
3,450,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	3,173,793
4,205,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	3,663,106
960,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	737,966
6,275,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	5,919,396
1,470,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	1,355,884
300,000	SLM Corp., Series A, MTN, 5.400%, 10/25/2011	299,735
690,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	520,232
7,590,000	SLM Corp., Series A, MTN, 6.500%, 6/15/2010, (NZD)(c)	5,363,444
31,335,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	30,919,905

		162,860,142

	Non-Captive Diversified – 2.7%
4,602,472	CIT Group, Inc., 7.000%, 5/01/2013	4,291,805
6,903,711	CIT Group, Inc., 7.000%, 5/01/2014	6,411,822
6,903,710	CIT Group, Inc., 7.000%, 5/01/2015	6,178,820
11,506,193	CIT Group, Inc., 7.000%, 5/01/2016	10,125,450
16,108,672	CIT Group, Inc., 7.000%, 5/01/2017	13,974,273

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified – continued
$36,465,000	GATX Corp., 4.750%, 10/01/2012	$37,235,797
7,515,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	6,987,265
7,730,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 5/15/2013, (AUD)	6,684,258
1,915,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,462,021
990,000	General Electric Capital Corp., 5.625%, 5/01/2018	1,014,494
4,775,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	4,421,091
14,535,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	10,245,732
6,200,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	4,372,601
13,400,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	9,566,504
4,200,000	General Electric Capital Corp., Series A, GMTN, 6.625%, 2/04/2010, (NZD)	3,055,124
24,270,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	18,145,936
10,470,000	General Electric Capital Corp., Series A, MTN, 0.584%, 5/13/2024(b)	8,878,895
17,060,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	17,721,945
27,137,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	19,202,263
1,345,000	GMAC, Inc., 6.000%, 12/15/2011	1,317,000
1,310,000	GMAC, Inc., 6.625%, 5/15/2012	1,282,195
1,670,000	GMAC, Inc., 6.750%, 12/01/2014	1,586,244
1,500,000	GMAC, Inc., 6.875%, 9/15/2011	1,484,218
400,000	GMAC, Inc., 6.875%, 8/28/2012	391,424
1,210,000	GMAC, Inc., 7.000%, 2/01/2012	1,185,586
3,142,000	GMAC, Inc., 7.500%, 12/31/2013, 144A	3,032,030
5,664,000	GMAC, Inc., 8.000%, 12/31/2018, 144A	4,984,320
2,335,000	GMAC, Inc., 8.000%, 11/01/2031	2,100,853
5,045,000	GMAC, Inc., EMTN, 5.375%, 6/06/2011, (EUR)	6,852,566
380,000	GMAC, Inc., EMTN, 5.750%, 9/27/2010, (EUR)	531,130

7

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified – continued
$2,930,000	International Lease Finance Corp., 5.000%, 4/15/2010	$2,886,018
2,285,000	International Lease Finance Corp., 5.000%, 9/15/2012	1,916,007
6,660,000	International Lease Finance Corp., 5.125%, 11/01/2010	6,394,060
16,400,000	International Lease Finance Corp., 6.375%, 3/25/2013	13,483,752
655,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	545,413
2,755,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010	2,725,218
500,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	377,880
5,225,000	iStar Financial, Inc., 5.150%, 3/01/2012	3,187,250
1,000,000	iStar Financial, Inc., 5.375%, 4/15/2010	953,750
330,000	iStar Financial, Inc., 5.500%, 6/15/2012	198,000
3,700,000	iStar Financial, Inc., 5.650%, 9/15/2011	2,719,500
765,000	iStar Financial, Inc., 5.800%, 3/15/2011	573,750
385,000	iStar Financial, Inc., 5.850%, 3/15/2017	215,600
1,605,000	iStar Financial, Inc., 5.875%, 3/15/2016	902,812
745,000	iStar Financial, Inc., 6.050%, 4/15/2015	419,062
535,000	iStar Financial, Inc., 8.625%, 6/01/2013	342,400
335,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	244,550
254,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	142,240
5,680,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	3,308,600

		256,259,524

	Oil Field Services – 1.7%
6,095,000	Nabors Industries, Inc., 6.150%, 2/15/2018	6,334,790
73,075,000	Nabors Industries, Inc., 9.250%, 1/15/2019	89,496,122
23,846,000	Rowan Cos., Inc., 7.875%, 8/01/2019	26,530,845
600,000	Transocean Ltd., 7.375%, 4/15/2018	683,012
5,905,000	Weatherford International Ltd., 6.500%, 8/01/2036	5,639,434
1,680,000	Weatherford International Ltd., 6.800%, 6/15/2037	1,665,465
5,405,000	Weatherford International Ltd., 7.000%, 3/15/2038	5,477,751
20,514,000	Weatherford International Ltd., 9.625%, 3/01/2019	25,574,865

		161,402,284

Principal Amount (‡)	Description	Value (†)
	Paper – 1.8%
$4,460,000	Celulosa Arauco y Constitucion SA, 7.250%, 7/29/2019	$4,846,459
575,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	534,750
2,460,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	2,349,300
285,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	281,437
1,340,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	1,366,800
2,280,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	2,416,800
6,295,000	International Paper Co., 5.250%, 4/01/2016	6,360,216
92,495,000	International Paper Co., 7.950%, 6/15/2018	106,684,658
7,777,000	International Paper Co., 8.700%, 6/15/2038	9,465,356
4,210,000	International Paper Co., 9.375%, 5/15/2019	5,174,810
22,860,000	Weyerhaeuser Co., 6.875%, 12/15/2033	20,268,499
5,055,000	Weyerhaeuser Co., 7.375%, 3/15/2032	4,792,504

		164,541,589

	Pharmaceuticals – 1.1%
2,280,000	Elan Financial PLC, 8.875%, 12/01/2013	2,268,600
90,000,000	Roche Holdings, Inc., 5.000%, 3/01/2014, 144A	96,285,330
500,000	Schering-Plough Corp., 5.300%, 12/01/2013	549,528

		99,103,458

	Pipelines – 3.4%
5,350,000	CenterPoint Energy Resources Corp., 6.250%, 2/01/2037	5,048,528
2,010,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,902,015
2,470,000	El Paso Corp., 6.950%, 6/01/2028	2,118,487
1,000,000	El Paso Corp., 12.000%, 12/12/2013	1,172,500
540,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	560,098
1,605,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,601,790
9,455,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	10,178,525
3,400,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	3,979,479
4,390,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	4,067,300
82,600,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	87,491,159
310,000	Kinder Morgan Finance Co., 5.700%, 1/05/2016	297,600
32,448,172	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	35,512,577
9,080,000	NGPL PipeCo LLC, 6.514%, 12/15/2012, 144A	9,868,916
31,430,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	34,682,125

8

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Pipelines – continued
$4,665,000	ONEOK Partners LP, 6.650%, 10/01/2036	$4,757,941
10,115,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	10,695,328
48,630,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	53,698,121
1,435,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,657,960
2,130,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,237,273
16,025,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	17,136,927
4,595,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	4,688,003
4,215,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,328,535
20,000,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	21,001,400

		318,682,587

	Property & Casualty Insurance – 1.0%
3,460,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	3,538,597
12,652,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	13,199,439
31,010,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	27,529,686
18,079,000	Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	21,935,648
965,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	414,950
2,950,000	White Mountains RE Group, 6.375%, 3/20/2017, 144A	2,768,490
4,830,000	Willis North America, Inc., 6.200%, 3/28/2017	4,788,095
13,815,000	Willis North America, Inc., 7.000%, 9/29/2019	14,067,207
2,260,000	XL Capital Ltd., 6.250%, 5/15/2027	2,055,136
1,495,000	XL Capital Ltd., 6.375%, 11/15/2024	1,397,611

		91,694,859

	Railroads – 0.4%
2,390,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	2,205,760
15,830,000	Canadian Pacific Railway Co., 5.950%, 5/15/2037	15,029,319
10,000,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,365,480
5,000,000	Canadian Pacific Railway Ltd., MTN, 4.900%, 6/15/2010, (CAD), 144A	4,860,735
6,869,000	CSX Corp., MTN, 6.000%, 10/01/2036	6,787,128
243,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(c)	208,980
1,738,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	1,164,460
195,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	179,400

		41,801,262

Principal Amount (‡)	Description	Value (†)
	Refining – 0.0%
$3,740,000	Valero Energy Corp., 6.625%, 6/15/2037	$3,509,362

	REITs – 2.6%
12,510,000	Camden Property Trust, 5.000%, 6/15/2015	12,073,514
16,850,000	Camden Property Trust, 5.700%, 5/15/2017	15,893,105
1,153,000	Colonial Realty LP, 4.800%, 4/01/2011	1,123,074
4,230,000	Duke Realty LP, 5.950%, 2/15/2017	3,936,857
20,000,000	Duke Realty LP, 6.500%, 1/15/2018	18,941,600
5,000,000	Equity One, Inc., 6.000%, 9/15/2017	4,490,550
1,010,000	ERP Operating LP, 5.125%, 3/15/2016	984,570
1,800,000	ERP Operating LP, 5.375%, 8/01/2016	1,769,693
2,420,000	ERP Operating LP, 5.750%, 6/15/2017	2,420,274
1,960,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	1,889,223
10,500,000	First Industrial LP, 5.950%, 5/15/2017	7,472,829
20,190,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	18,418,206
11,552,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	11,244,832
3,090,000	ProLogis, 5.500%, 3/01/2013	3,056,813
3,957,000	ProLogis, 5.625%, 11/15/2015	3,762,668
11,422,000	ProLogis, 5.625%, 11/15/2016	10,525,887
11,126,000	ProLogis, 5.750%, 4/01/2016	10,449,973
9,909,000	ProLogis, 6.625%, 5/15/2018	9,397,428
8,680,000	ProLogis, 7.375%, 10/30/2019	8,561,996
32,075,000	Realty Income Corp., 6.750%, 8/15/2019	31,408,321
2,480,000	Simon Property Group LP, 5.250%, 12/01/2016	2,411,862
2,040,000	Simon Property Group LP, 5.300%, 5/30/2013	2,104,882
12,475,000	Simon Property Group LP, 5.750%, 12/01/2015	12,721,406
1,930,000	Simon Property Group LP, 5.875%, 3/01/2017	1,932,706
4,155,000	Simon Property Group LP, 6.100%, 5/01/2016	4,240,348
36,980,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	39,707,016

		240,939,633

	Restaurants – 0.1%
10,545,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	9,574,607

9

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Restaurants – continued
1,000,000	McDonald’s Corp., EMTN, 3.628%, 10/10/2010, (SGD)	$724,302

		10,298,909

	Retailers – 1.0%
20,325,000	Home Depot, Inc. (The), 5.875%, 12/16/2036	19,618,849
8,170,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	8,057,662
16,260,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	14,438,880
12,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	11,895
7,385,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	7,329,612
8,845,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	7,960,500
17,730,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	14,981,850
10,695,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	8,983,800
2,750,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,420,000
8,240,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,373,933

		92,176,981

	Sovereigns – 2.1%
438,500(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	3,296,728
4,200,900(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	31,000,985
380,000(††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	3,076,426
29,165,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	26,802,592
31,140,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	28,538,175
18,320,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	15,912,019
24,705,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	14,190,121
6,285,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	4,079,293
53,700,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	57,838,981
45,125,000	Republic of Iceland, Zero Coupon, 2/15/2010, (ISK)	212,923
234,380,000	Republic of Iceland, 7.000%, 3/17/2010, (ISK)	1,112,803
793,200,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	3,748,814
424,400,000	Republic of Iceland, 8.000%, 7/22/2011, (ISK)	2,034,210
1,255,237,000	Republic of Iceland, 13.750%, 12/10/2010, (ISK)	6,295,671

		198,139,741

Principal Amount (‡)	Description	Value (†)
	Supermarkets – 0.2%
$4,220,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	$3,439,300
3,340,000	Kroger Co., 6.400%, 8/15/2017	3,648,696
1,900,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,629,250
1,000,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	761,250
11,100,000	Safeway, Inc., 6.350%, 8/15/2017	12,148,517

		21,627,013

	Supranational – 1.2%
90,000,000	Eurofima, EMTN, 11.000%, 2/05/2010, (ISK)	429,866
196,541,400,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, (IDR), 144A	15,821,635
26,194,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	19,890,815
336,380,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	26,051,100
418,960,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	31,367,372
13,265,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	9,448,629
15,400,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	10,563,928
429,100,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010, (ISK)	2,058,168

		115,631,513

	Technology – 3.3%
8,895,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	9,413,107
4,700,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,366,375
2,035,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	2,219,489
1,050,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,099,992
9,000,000	Avnet, Inc., 5.875%, 3/15/2014	9,331,578
6,230,000	Avnet, Inc., 6.000%, 9/01/2015	6,325,630
1,540,000	Avnet, Inc., 6.625%, 9/15/2016	1,588,798
12,715,000	BMC Software, Inc., 7.250%, 6/01/2018(c)	13,847,233
13,750,000	Corning, Inc., 6.750%, 9/15/2013	14,944,737
1,480,000	Corning, Inc., 6.850%, 3/01/2029	1,478,252
58,825,000	Corning, Inc., 7.000%, 5/15/2024	61,425,241
7,650,000	Corning, Inc., 7.250%, 8/15/2036	7,794,776
56,440,000	Dun & Bradstreet Corp. (The), 6.000%, 4/01/2013	58,102,158

10

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Technology – continued
$7,205,000	Equifax, Inc., 7.000%, 7/01/2037	$7,084,165
330,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	265,650
7,965,000	Intuit, Inc., 5.750%, 3/15/2017	8,249,773
55,000,000	KLA-Tencor Corp., 6.900%, 5/01/2018	57,867,755
4,680,000	Motorola, Inc., 5.220%, 10/01/2097	2,418,179
1,730,000	Motorola, Inc., 6.500%, 9/01/2025	1,503,045
4,150,000	Motorola, Inc., 6.500%, 11/15/2028	3,569,793
7,615,000	Motorola, Inc., 6.625%, 11/15/2037	6,625,050
1,625,000	Motorola, Inc., 8.000%, 11/01/2011	1,737,918
2,628,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,746,959
5,725,000	Tyco Electronics Group SA, 6.550%, 10/01/2017	5,919,427
2,839,000	Xerox Capital Trust I, 8.000%, 2/01/2027	2,810,610
782,000	Xerox Corp., 5.500%, 5/15/2012	826,433
7,425,000	Xerox Corp., 6.350%, 5/15/2018	7,745,225
7,265,000	Xerox Corp., 6.750%, 2/01/2017	7,793,689

		308,101,037

	Textile – 0.2%
3,637,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	3,350,314
15,228,000	VF Corp., 6.450%, 11/01/2037	16,020,145

		19,370,459

	Tobacco – 0.8%
46,086,000	Altria Group, Inc., 8.500%, 11/10/2013	53,258,364
4,086,000	Altria Group, Inc., 9.250%, 8/06/2019	4,979,314
2,175,000	Altria Group, Inc., 9.700%, 11/10/2018	2,688,663
8,305,000	Reynolds American, Inc., 6.750%, 6/15/2017	8,600,708
2,035,000	Reynolds American, Inc., 7.250%, 6/15/2037	2,049,404

		71,576,453

	Transportation Services – 0.7%
8,620,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	8,706,778
2,885,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	2,549,734
52,626,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	51,510,750

		62,767,262

	Treasuries – 20.3%
154,833,000	Canadian Government, 1.000%, 9/01/2011, (CAD)	147,288,620

Principal Amount (‡)	Description	Value (†)
	Treasuries – continued
$1,265,000	Canadian Government, 1.250%, 12/01/2011, (CAD)	$1,204,353
367,850,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	352,398,788
26,235,000	Canadian Government, 2.750%, 12/01/2010, (CAD)	25,560,719
39,109,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	38,879,772
229,170,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	229,314,621
198,720,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	192,081,116
4,250,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	4,273,122
187,955,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	189,585,016
310,490,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	321,153,863
9,600,000	Canadian Government, 5.500%, 6/01/2010, (CAD)	9,373,459
12,530,000	New Zealand Government, 6.000%, 12/15/2017, (NZD)	9,194,382
742,220,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	130,307,696
120,965,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	22,148,746
199,940,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	36,178,994
142,485,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	27,194,903
25,000,000	U.S. Treasury Bond, 4.375%, 11/15/2039	23,929,700
75,000,000	U.S. Treasury Note, 1.000%, 8/31/2011	75,038,100
80,000,000	U.S. Treasury Note, 3.125%, 5/15/2019	75,762,480

		1,910,868,450

	Wireless – 0.8%
32,100,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/2018	39,816,262
8,650,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	8,412,125
1,220,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	1,183,400
15,710,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	14,669,212
6,512,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,413,100
1,800,000	Sprint Capital Corp., 6.900%, 5/01/2019	1,656,000
625,000	Sprint Capital Corp., 8.750%, 3/15/2032	589,063
93,000	Sprint Nextel Corp., 6.000%, 12/01/2016	84,863
775,000	True Move Co. Ltd., 10.750%, 12/16/2013, 144A	747,875
1,654,000	Vodafone Group PLC, 5.000%, 9/15/2015	1,733,665

		74,305,565

11

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines – 3.8%
$19,610,000	AT&T Corp., 6.500%, 3/15/2029	$19,520,402
3,655,000	AT&T, Inc., 6.500%, 9/01/2037	3,788,408
415,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	422,496
3,250,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	2,888,098
1,915,000	BellSouth Corp., 6.000%, 11/15/2034	1,868,720
3,000,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	2,568,975
6,810,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	6,675,210
134,165,000	Deutsche Telekom International Finance BV, 6.000%, 7/08/2019	143,244,080
3,350,000	GTE Corp., 6.940%, 4/15/2028	3,436,748
65,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	59,313
560,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	529,200
2,700,000	New England Telephone & Telegraph, 7.875%, 11/15/2029	2,953,814
1,735,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,500,775
2,815,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,280,150
4,465,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	3,973,850
970,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	824,500
340,000	Qwest Corp., 6.500%, 6/01/2017	334,050
10,720,000	Qwest Corp., 6.875%, 9/15/2033	9,433,600
890,000	Qwest Corp., 7.200%, 11/10/2026	805,450
1,265,000	Qwest Corp., 7.250%, 9/15/2025	1,170,125
4,295,000	Qwest Corp., 7.250%, 10/15/2035	3,779,600
1,600,000	Qwest Corp., 7.500%, 6/15/2023	1,512,000
17,170,000	Telecom Italia Capital SA, 4.875%, 10/01/2010	17,573,443
11,215,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	10,605,880
4,180,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	4,121,141
1,325,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,513,016
4,265,000	Telefonica Europe BV, 7.750%, 9/15/2010	4,461,651
14,445,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	14,003,439
55,855,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	52,047,663
6,366,000	Verizon Communications, Inc., 5.850%, 9/15/2035	6,207,690

Principal Amount (‡)	Description	Value (†)
	Wirelines – continued
$3,676,000	Verizon Communications, Inc., 6.100%, 4/15/2018	$3,995,477
5,674,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	4,489,104
14,540,000	Verizon New England, Inc., 6.500%, 9/15/2011	15,497,561
7,047,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	7,591,050
5,375,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	4,794,720

		360,471,399

	Total Non-Convertible Bonds (Identified Cost $8,339,857,406)	8,929,651,452

Convertible Bonds – 2.7%
	Automotive – 0.4%
35,585,000	Ford Motor Co., 4.250%, 11/15/2016	44,614,694

	Media Non-Cable – 0.0%
534,721	Liberty Media LLC, 3.500%, 1/15/2031	323,506

	Non-Captive Diversified – 0.1%
9,920,000	iStar Financial, Inc., 0.790%, 10/01/2012(b)	5,468,896

	Oil Field Services – 0.1%
505,000	Transocean, Inc., Series B, 1.500%, 12/15/2037	487,325
7,050,000	Transocean, Inc., Series C, 1.500%, 12/15/2037	6,785,625

		7,272,950

	Pharmaceuticals – 0.1%
3,997,000	Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	7,379,461

	REITs – 0.1%
1,400,000	ERP Operating LP, 3.850%, 8/15/2026	1,386,000
10,673,000	ProLogis, 1.875%, 11/15/2037	9,445,605
4,070,000	ProLogis, 2.250%, 4/01/2037	3,774,925

		14,606,530

	Technology – 1.7%
1,405,000	Intel Corp., 2.950%, 12/15/2035	1,355,825
140,000,000	Intel Corp., 3.250%, 8/01/2039, 144A	160,825,000

		162,180,825

	Wireless – 0.1%
5,200,000	NII Holdings, Inc., 3.125%, 6/15/2012	4,771,000

	Wirelines – 0.1%
2,735,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	2,393,125
230,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	218,213
2,990,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	3,386,175

		5,997,513

	Total Convertible Bonds (Identified Cost $220,862,611)	252,615,375

12

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Municipals – 0.5%
	California – 0.1%
$1,305,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C	$1,000,400
480,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area), 3.750%, 8/01/2028, Series C, (Registered), (MBIA insured)	403,992
1,620,000	State of California, 4.500%, 8/01/2027, (AMBAC insured)	1,433,749
4,515,000	State of California, 4.500%, 10/01/2029	3,885,790
1,315,000	State of California, 4.500%, 8/01/2030, (AMBAC insured)	1,122,484
1,135,000	State of California, 4.500%, 8/01/2030	975,748
840,000	State of California (Various Purpose), 3.250%, 12/01/2027	617,408
3,965,000	State of California (Various Purpose), 4.500%, 12/01/2033, (AMBAC insured)	3,288,571

		12,728,142

	District Of Columbia – 0.2%
15,000,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	15,099,450

	Illinois – 0.0%
540,000	Chicago O’Hare International Airport, 4.500%, 1/01/2038, Series A, (FSA insured)	512,012

	Michigan – 0.0%
2,615,000	Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(c)	2,089,437

	Nebraska – 0.0%
1,795,000	Omaha Public Power District, 4.500%, 2/01/2034, Series AA, (FGIC insured)	1,799,793

	Ohio – 0.1%
6,570,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	4,939,260

	Virginia – 0.1%
14,550,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	10,496,079

	Total Municipals (Identified Cost $53,890,834)	47,664,173

	Total Bonds and Notes (Identified Cost $8,614,610,851)	9,229,931,000

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 0.5%
$45,036,477	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $45,036,477 on 1/04/2010 collateralized by $29,550,000 Federal Home Loan Mortgage Corp., 2.250% due 8/17/2012 valued at $29,845,500; $15,915,000 Federal Home Loan Mortgage Corp., 2.250% due 8/24/2012 valued at $16,094,044 including accrued interest(e) (Identified Cost $45,036,477)	$45,036,477

	Total Investments - 98.7% (Identified Cost $8,659,647,328)(a)	9,274,967,477
	Other assets less liabilities — 1.3%	124,942,613

	Net Assets — 100.0%	$9,399,910,090

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

13

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2009, the net unrealized appreciation on investments based on a cost of $8,678,432,917 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$713,945,336
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(117,410,776)

Net unrealized appreciation	$596,534,560

At September 30, 2009, the Fund had a capital loss carryforward of approximately $1,891,321 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $3,774,568. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(c)	Illiquid security. At December 31, 2009, the value of these securities amounted to $194,960,366 or 2.1% of net assets.
(d)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of these securities amounted to $1,276,164,542 or 13.6% of net assets.

ABS	Asset-Backed Securities
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.

GMTN	Global Medium Term Note
MBIA	Municipal Bond Investor Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thai Baht

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$169,658,726	$70,000,000	$239,658,726
Banking	—	792,741,908	32,044,285	824,786,193
Integrated Energy	—	24,755,810	1,261,331	26,017,141
Supranational	—	99,809,878	15,821,635	115,631,513
All Other Non-Convertible Bonds*	—	7,723,557,879	—	7,723,557,879

Total Non-Convertible Bonds	—	8,810,524,201	119,127,251	8,929,651,452

Convertible Bonds*	—	252,615,375	—	252,615,375
Municipals*	—	47,664,173	—	47,664,173

Total Bonds and Notes	$—	$9,110,803,749	$119,127,251	$9,229,931,000

Short-Term Investments	—	45,036,477	—	45,036,477

Total	$—	$9,155,840,226	$119,127,251	$9,274,967,477

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
ABS Other	$39,800,000	$—	$1,011	$(45,076)	$62,116,513	$(31,872,448)	$70,000,000
Airlines	14,176,691	—	—	1,570,203	—	(15,746,894)	—
Automotive	630,087	305	—	25,541	—	(655,933)	—
Banking	—	491,154	—	344,664	31,208,467	—	32,044,285
Diversified Manufacturing	14,557,959	59,991	—	860,232	—	(15,478,182)	—
Integrated Energy	1,351,142	—	—	(33,327)	(56,484)	—	1,261,331
Non-Captive Consumer	5,137,913	33,478	—	192,053	—	(5,363,444)	—
Supranational	8,370,105	43,676	—	632,307	6,775,547	—	15,821,635
Convertible Bonds
Wirelines	3,169,400	2,215	—	214,560	—	(3,386,175)	—

Total	$87,193,297	$630,819	$1,011	$3,761,157	$100,044,043	$(72,503,076)	$119,127,251

15

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Industry Summary at December 31, 2009 (Unaudited)

Treasuries	20.3%
Banking	8.8
Technology	5.0
Government Owned - No Guarantee	4.8
Wirelines	3.9
Pipelines	3.4
Electric	3.2
Airlines	2.9
Non-Captive Diversified	2.8
REITs	2.7
Commercial Mortgage-Backed Securities	2.6
ABS Other	2.5
Sovereigns	2.1
Other Investments, less than 2% each	33.2
Short-Term Investments	0.5

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure at December 31, 2009 as a Percentage of Net Assets (Unaudited)

United States Dollar	73.3%
Canadian Dollar	17.1
Norwegian Krone	2.3
Other, less than 2% each	6.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

16

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Bonds and Notes — 98.2% of Net Assets
	ABS Car Loan — 1.3%
$1,025,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.790%, 1/15/2013	$1,045,766
785,000	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.310%, 5/15/2013	795,164
565,000	Merrill Auto Trust Securitization, Series 2008-1, Class 3A3, 5.500%, 3/15/2012	583,213
429,000	USAA Auto Owner Trust, Series 2008-3, Class A3, 4.280%, 10/15/2012	440,337

		2,864,480

	ABS Credit Card — 1.7%
985,000	American Express Credit Account Master, Series 2004-2 Class A, 0.403%, 12/15/2016(b)	957,332
1,500,000	Citibank Credit Card Issuance Trust, Series 2006-A8, Class A8, 0.324%, 12/17/2018(b)	1,410,831
1,400,000	Discover Card Master Trust I, Series 2007-3, Class A2, 0.283%, 10/16/2014(b)	1,373,362

		3,741,525

	ABS Home Equity — 0.9%
893,366	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	670,415
627,656	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5.700%, 1/25/2028	580,264
660,000	Residential Funding Mortgage Securities II, Series 2005- HI3, Class A4, 5.490%, 9/25/2035	606,019

		1,856,698

	ABS Other — 0.3%
700,000	John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/2013	711,474
	Collateralized Mortgage Obligations — 0.4%
719,293	Federal Home Loan Mortgage Corp., Series 2901, Class UA 5.000%, 1/15/2030	753,106
74,305	Federal Home Loan Mortgage Corp., Series 3145, Class KA, 5.000%, 8/15/2024	76,440

		829,546

	Commercial Mortgage-Backed Securities — 13.2%
1,005,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	1,003,042

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$1,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	$1,265,445
2,000,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,725,948
360,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	334,308
1,400,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.095%, 12/10/2049(b)	1,257,121
1,025,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4, 5.363%, 1/15/2046(b)	979,764
790,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049	807,133
1,400,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.767%, 6/10/2046(b)	1,372,824
2,670,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.826%, 6/15/2038(b)	2,294,501
1,610,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.723%, 6/15/2039(b)	1,287,738
2,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.808%, 9/15/2039(b)	1,613,119
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.883%, 7/10/2038(b)	1,367,613
425,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.381%, 3/10/2039	430,546
1,860,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	1,696,345
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	998,120
1,685,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	1,467,915
724,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	588,961
1,720,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	1,449,331

1

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$815,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045	$780,677
1,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,305,141
4,675,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	4,386,783

		28,412,375

	Government Guaranteed — 12.8%
7,000,000	Citigroup Funding, Inc., 0.334%, 7/12/2012 (FDIC insured)(b)	7,009,261
3,000,000	Citigroup Funding, Inc., Series D, MTN, 0.611%, 4/30/2012 (FDIC insured)(b)	3,027,564
9,240,000	General Electric Capital Corp., 0.253%, 12/21/2012 (FDIC insured)(b)	9,243,483
4,175,000	GMAC, Inc., 1.750%, 10/30/2012 (FDIC insured)	4,147,821
2,340,000	US Central Federal Credit Union, 1.900%, 10/19/2012	2,338,170
1,800,000	West Corp. Federal Credit Union, 1.750%, 11/02/2012	1,791,918

		27,558,217

	Government Owned - No Guarantee — 11.1%
7,600,000	Federal Home Loan Mortgage Corp., 1.125%, 12/15/2011	7,576,387
6,000,000	Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	6,091,950
1,600,000	Federal Home Loan Mortgage Corp., 4.125%, 10/18/2010	1,644,826
5,000,000	Federal National Mortgage Association, 1.750%, 3/23/2011	5,061,100
3,420,000	Federal National Mortgage Association, 2.000%, 1/09/2012	3,469,737

		23,844,000

	Government Sponsored — 7.7%
6,800,000	Federal Home Loan Bank, 1.125%, 6/03/2011	6,822,250
5,000,000	Federal Home Loan Bank, 1.625%, 7/27/2011	5,047,805
3,000,000	Federal Home Loan Bank, 3.375%, 10/20/2010	3,066,840
1,700,000	Federal Home Loan Bank, 3.625%, 9/16/2011	1,773,766

		16,710,661

	Hybrid ARMs — 1.6%
2,077,263	FNMA, 6.012%, 2/01/2037(b)	2,204,652
35,425	JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 3.749%, 1/25/2037(b)	34,719

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$1,631,592	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.586%, 7/25/2035(b)	$1,293,984

		3,533,355

	Mortgage Related — 25.3%
702,203	FHLMC, 4.500%, 5/01/2034	704,690
3,326,879	FHLMC, 5.500%, 10/01/2023	3,524,318
4,396,430	FHLMC 6.000%, with various maturities from 2019 to 2021(c)	4,702,838
6,442,009	FHLMC 6.500%, with various maturities from 2014 to 2034(c)	6,926,856
162,362	FHLMC, 7.000%, 2/01/2016	175,600
17,088	FHLMC 7.500%, with various maturities from 2012 to 2026(c)	18,326
11,533	FHLMC, 8.000%, 9/01/2015	12,584
4,373	FHLMC, 10.000%, 7/01/2019	4,909
128,906	FHLMC 11.500%, with various maturities from 2015 to 2020(c)	139,291
9,155,433	FNMA 4.000%, with various maturities from 2018 to 2019(c)	9,373,706
812,384	FNMA, 4.500%, 9/01/2019	844,718
1,555,602	FNMA 5.500%, with various maturities from 2017 to 2033(c)	1,641,454
18,487,591	FNMA 6.000%, with various maturities from 2017 to 2022(c)	19,770,554
4,922,719	FNMA 6.500%, with various maturities from 2017 to 2037(c)	5,289,705
186,809	FNMA, 7.000%, 12/01/2022	203,828
400,463	FNMA 7.500%, with various maturities from 2015 to 2032(c)	448,494
56,126	FNMA 8.000%, with various maturities from 2015 to 2016(c)	61,329
87,396	GNMA, 6.000%, 12/15/2031	93,363
315,271	GNMA, 6.500%, 5/15/2031	340,849
287,946	GNMA, 7.000%, 10/15/2028	320,373
2,270	GNMA, 12.500%, 6/15/2014	2,572

2

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$38,188	GNMA 16.000%, with various maturities from 2011 to 2012(c)	$42,801
12,196	GNMA 17.000%, with various maturities in 2011(c)	13,427

		54,656,585

	Treasuries — 21.9%
16,000,000	U.S. Treasury Note, 0.875%, 5/31/2011	16,019,376
22,950,000	U.S. Treasury Note, 1.000%, 9/30/2011	22,943,735
5,285,000	U.S. Treasury Note, 1.500%, 10/31/2010	5,331,656
3,000,000	U.S. Treasury Note, 2.625%, 7/31/2014	3,015,000

		47,309,767

	Total Bonds and Notes (Identified Cost $206,791,686)	212,028,683

Short-Term Investments — 2.7%
5,690,758	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $5,690,758 on 1/04/2010, collateralized by $5,750,000 Federal Home Loan Mortgage Corp., 2.250% due 8/17/2012 valued at $5,807,500 including accrued interest(d) (Identified Cost $5,690,758)	5,690,758

	Total Investments — 100.9% (Identified Cost $212,482,444)(a)	217,719,441
	Other assets less liabilities — (0.9)%	(1,869,320)

	Net Assets — 100.0%	$215,850,121

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

3

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $212,565,876 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,138,325
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(984,760)

Net unrealized appreciation	$5,153,565

At September 30, 2009, the Fund had a capital loss carryforward of approximately $5,862,894 of which $1,425,832 expires on September 30, 2014; $4,336,746 expires on September 30, 2015 and $100,316 expires on September 30, 2016. At September 30, 2009 post-October capital loss deferrals were $83,587. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(c)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$212,028,683	$—	$212,028,683
Short-Term Investments	—	5,690,758	—	5,690,758

Total	$—	$217,719,441	$—	$217,719,441

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
ABS Home Equity	$538,786	$—	$(141,943)	$457,163	$(854,006)	$—	$—

Total	$538,786	$—	$(141,943)	$457,163	$(854,006)	$—	$—

Industry Summary at December 31, 2009 (Unaudited)

Mortgage Related	25.3%
Treasuries	21.9
Commercial Mortgage-Backed Securities	13.2
Government Guaranteed	12.8
Government Owned - No Guarantee	11.1
Government Sponsored	7.7
Other Investments, less than 2% each	6.2
Short-Term Investments	2.7

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

5

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 104.7% of Net Assets
	Aerospace & Defense – 1.5%
10,868	Precision Castparts Corp.	$1,199,284

	Biotechnology – 3.7%
25,155	Alexion Pharmaceuticals, Inc.(b)	1,228,067
26,929	Human Genome Sciences, Inc.(b)	824,028
20,479	Vertex Pharmaceuticals, Inc.(b)	877,525

		2,929,620

	Capital Markets – 3.1%
17,405	Affiliated Managers Group, Inc.(b)	1,172,227
23,853	T. Rowe Price Group, Inc.	1,270,172

		2,442,399

	Chemicals – 0.9%
25,007	Intrepid Potash, Inc.(b)	729,454

	Communications Equipment – 2.6%
37,753	F5 Networks, Inc.(b)	2,000,154

	Computers & Peripherals – 2.8%
63,983	NetApp, Inc.(b)	2,200,375

	Diversified Consumer Services – 1.1%
11,144	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	842,598

	Electric Utilities – 1.5%
42,416	DPL, Inc.	1,170,682

	Energy Equipment & Services – 3.9%
23,607	Dril-Quip, Inc.(b)	1,333,323
77,391	Nabors Industries Ltd.(b)	1,694,089

		3,027,412

	Food Products – 2.4%
23,092	Green Mountain Coffee Roasters, Inc.(b)	1,881,305

	Health Care Equipment & Supplies – 2.9%
37,570	CareFusion Corp.(b)	939,626
4,515	Intuitive Surgical, Inc.(b)	1,369,490

		2,309,116

	Health Care Providers & Services – 3.4%
35,029	Catalyst Health Solutions, Inc.(b)	1,277,508
29,180	HMS Holdings Corp.(b)	1,420,774

		2,698,282

	Health Care Technology – 1.5%
14,173	Cerner Corp.(b)	1,168,422

	Hotels, Restaurants & Leisure – 1.9%
20,845	Ctrip.com International Ltd., ADR(b)	1,497,922

	Household Durables – 1.7%
40,901	Gafisa SA, ADR	1,323,556

	Internet & Catalog Retail – 3.5%
12,561	Priceline.com, Inc.(b) (c)	2,744,578

	Internet Software & Services – 10.8%
47,211	Akamai Technologies, Inc.(b)	1,195,854
3,255	Baidu, Inc., Sponsored ADR(b)	1,338,554
40,852	GSI Commerce, Inc.(b)	1,037,232
22,833	MercadoLibre, Inc.(b)	1,184,348
67,238	Rackspace Hosting, Inc.(b)	1,401,912
25,910	Sina Corp.(b)	1,170,614
20,797	VistaPrint NV(b)	1,178,358

		8,506,872

	IT Services – 2.4%
42,121	Cognizant Technology Solutions Corp., Class A(b)	1,908,081

Shares	Description	Value (†)
	Life Sciences Tools & Services – 4.2%
34,705	Life Technologies Corp.(b)	$1,812,642
14,378	Mettler-Toledo International, Inc.(b)	1,509,546

		3,322,188

	Machinery – 3.9%
32,341	Bucyrus International, Inc.	1,823,062
26,040	Cummins, Inc.	1,194,195

		3,017,257

	Media – 2.6%
39,982	Discovery Communications, Inc., Class A(b)	1,226,248
51,169	Focus Media Holding Ltd., ADR(b)	811,029

		2,037,277

	Metals & Mining – 9.2%
22,133	Freeport-McMoRan Copper & Gold, Inc.(b)	1,777,058
52,218	Teck Resources Ltd., Class B(b)	1,826,063
25,514	United States Steel Corp.	1,406,332
29,644	Walter Energy, Inc.	2,232,490

		7,241,943

	Oil, Gas & Consumable Fuels – 4.3%
38,938	Concho Resources, Inc.(b)	1,748,316
78,018	EXCO Resources, Inc.	1,656,322

		3,404,638

	Paper & Forest Products – 1.7%
50,206	International Paper Co.	1,344,517

	Personal Products – 3.6%
33,274	Mead Johnson Nutrition Co., Class A	1,454,074
31,277	NBTY, Inc.(b)	1,361,800

		2,815,874

	Professional Services – 1.4%
35,325	Verisk Analytics, Inc., Class A(b)	1,069,641

	Semiconductors & Semiconductor Equipment – 7.7%
29,724	Cree, Inc.(b)	1,675,542
38,376	Lam Research Corp.(b)	1,504,723
74,772	NVIDIA Corp.(b)	1,396,741
40,426	Varian Semiconductor Equipment Associates, Inc.(b)	1,450,485

		6,027,491

	Software – 5.1%
21,145	Concur Technologies, Inc.(b)	903,949
26,444	Salesforce.com, Inc.(b)	1,950,774
27,604	VMware, Inc., Class A(b)	1,169,857

		4,024,580

	Specialty Retail – 5.6%
36,566	Guess?, Inc.	1,546,742
28,152	J. Crew Group, Inc.(b)	1,259,520
45,919	Urban Outfitters, Inc.(b)	1,606,706

		4,412,968

	Textiles, Apparel & Luxury Goods – 1.7%
44,328	Lululemon Athletica, Inc.(b)	1,334,273

	Wireless Telecommunication Services – 2.1%
42,769	Crown Castle International Corp.(b)	1,669,702

	Total Common Stocks (Identified Cost $63,772,669)	82,302,461

1

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments – 2.0%
$1,534,816	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $1,534,816 on 1/04/2010 collateralized by $1,575,000 Federal Home Loan Bank, 1.550% due 6/15/2012 valued at $1,569,094, including accrued interest(d) (Identified Cost $1,534,816)	$1,534,816

	Total Investments - 106.7% (Identified Cost $65,307,485)(a)	83,837,277
	Other assets less liabilities — (6.7)%	(5,229,684)

	Net Assets — 100.0%	$78,607,593

Contracts
Call Options Written – (0.0%)
38	Priceline.com, Inc. expiring January 16, 2010 at 230(e) (Premium Received $18,886)	(6,365)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange – traded single equity option contracts are valued at the mean of the National Best Bid and offer quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $65,307,485 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,757,339
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(227,547)

Net unrealized appreciation	$18,529,792

At September 30, 2009, the Fund had a capital loss carryforward of approximately $119,940,921 of which, $65,130,772 expires on September 30, 2010; $21,142,388 expires on September 30, 2011 and $33,667,761 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $32,805,392. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	All or a portion of this security is held as collateral for outstanding call options.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

2

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

(e)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund is not party to any over-the-counter options at December 31, 2009.

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 9/30/2009	—	$—
Options written	840	115,307
Options terminated in closing purchase transactions	(802)	(96,421)
Options expired	—	—
Options exercised	—	—

Outstanding at 12/31/2009	38	$18,886

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$82,302,461	$—	$—	$82,302,461
Short-Term Investments	—	1,534,816	—	1,534,816

Total	$83,302,461	$1,534,816	$—	$83,837,277

*	Major categories of the Fund’s investments are included above.

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Call Options Written	(6,365)	—	—	(6,365)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes.

3

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Industry Summary at December 31, 2009 (Unaudited)

Internet Software & Services	10.8%
Metals & Mining	9.2
Semiconductors & Semiconductor Equipment	7.7
Specialty Retail	5.6
Software	5.1
Oil, Gas & Consumable Fuels	4.3
Life Sciences Tools & Services	4.2
Energy Equipment & Services	3.9
Machinery	3.9
Biotechnology	3.7
Personal Products	3.6
Internet & Catalog Retail	3.5
Health Care Providers & Services	3.4
Capital Markets	3.1
Health Care Equipment & Supplies	2.9
Computer & Peripherals	2.8
Media	2.6
Communications Equipment	2.6
IT Services	2.4
Food Products	2.4
Wireless Telecommunication Services	2.1
Other Investments, less than 2% each	14.9
Short-Term Investments	2.0

Total Investments	106.7
Other assets less liabilities (including call options written)	(6.7)

Net Assets	100.0%

4

LOOMIS SAYLES DISCIPLINED EQUITY FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 100.0% of Net Assets
	Aerospace & Defense – 5.4%
8,335	General Dynamics Corp.(b)	$568,197
16,702	United Technologies Corp.(b)	1,159,286

		1,727,483

	Beverages – 3.2%
9,150	Brown-Forman Corp., Class B	490,165
8,991	PepsiCo, Inc.	546,653

		1,036,818

	Biotechnology – 1.6%
9,308	Amgen, Inc.(b)(c)	526,554

	Capital Markets – 6.2%
3,049	BlackRock, Inc.(b)	707,978
4,259	Goldman Sachs Group, Inc. (The)	719,089
24,304	Invesco Ltd.(b)	570,901

		1,997,968

	Communications Equipment – 8.0%
53,363	Cisco Systems, Inc.(b)(c)	1,277,510
9,512	F5 Networks, Inc.(c)	503,946
17,671	QUALCOMM, Inc.	817,460

		2,598,916

	Computers & Peripherals – 11.2%
6,233	Apple, Inc.(b)(c)	1,314,290
55,114	EMC Corp.(c)	962,842
25,979	Hewlett-Packard Co.	1,338,178

		3,615,310

	Containers & Packaging – 3.1%
16,446	Owens-Illinois, Inc.(c)	540,580
18,447	Pactiv Corp.(c)	445,311

		985,891

	Diversified Financial Services – 3.4%
32,465	Bank of America Corp.	488,923
14,708	JPMorgan Chase & Co.(b)	612,882

		1,101,805

	Diversified Telecommunication Services – 3.3%
37,767	AT&T, Inc.(b)	1,058,609

	Energy Equipment & Services – 5.2%
23,861	Pride International, Inc.(b)(c)	761,404
11,276	Transocean Ltd.(b)(c)	933,653

		1,695,057

	Food & Staples Retailing – 1.4%
8,464	Wal-Mart Stores, Inc.	452,401

	Health Care Equipment & Supplies – 1.0%
7,344	Medtronic, Inc.(b)	322,989

	Health Care Providers & Services – 5.0%
30,421	Aetna, Inc.(b)	964,346
24,529	AmerisourceBergen Corp.	639,471

		1,603,817

	Household Durables – 2.0%
8,114	Whirlpool Corp.	654,475

	Household Products – 2.3%
12,446	Procter & Gamble Co. (The)	754,601

	Independent Power Producers & Energy Traders – 2.5%
23,361	Constellation Energy Group, Inc.	821,606

	Industrial Conglomerates – 2.0%
4,072	3M Co.(b)	336,632

Shares	Description	Value (†)
	Industrial Conglomerates – continued
20,334	General Electric Co.	$307,654

		644,286

	Internet & Catalog Retail – 2.1%
3,167	Priceline.com, Inc.(b)(c)	691,990

	Internet Software & Services – 3.3%
1,740	Google, Inc., Class A(b)(c)	1,078,765

	Media – 2.0%
20,554	Discovery Communications, Inc., Class A(c)	630,391

	Oil, Gas & Consumable Fuels – 6.1%
11,989	Chevron Corp.(b)	923,033
33,069	Marathon Oil Corp.	1,032,414

		1,955,447

	Pharmaceuticals – 7.8%
32,687	Merck & Co., Inc.	1,194,383
72,538	Pfizer, Inc.(b)	1,319,466

		2,513,849

	Road & Rail – 2.5%
16,844	CSX Corp.(b)	816,766

	Semiconductors & Semiconductor Equipment – 2.3%
35,155	Marvell Technology Group Ltd.(c)	729,466

	Software – 4.9%
64,150	Oracle Corp.	1,574,241

	Specialty Retail – 2.2%
37,352	Limited Brands, Inc.	718,653

	Total Common Stocks (Identified Cost $29,360,436)	32,308,154

Principal Amount
Short-Term Investments – 2.7%
$894,505	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $894,505 on 1/04/2010 collateralized by $915,000 Federal Home Loan Mortgage Corp., 2.000% due 11/05/2012 valued at $917,288 including accrued interest(e) (Identified Cost $894,505)	894,505

	Total Investments - 102.7% (Identified Cost $30,254,941)(a)	33,202,659
	Other assets less liabilities — (2.7)%	(887,789)

	Net Assets — 100.0%	$32,314,870

Contracts
Call Options Written – (0.3%)
13	3M Co. expiring February 20, 2010 at 85(d)	(2,080)
85	Aetna, Inc. expiring January 16, 2010 at 36(d)	(850)
92	Amgen, Inc. expiring February 20, 2010 at 62.50(d)	(5,934)

1

LOOMIS SAYLES DISCIPLINED EQUITY FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Contracts		Value (†)
Call Options Written – continued
31	Apple, Inc. expiring February 20, 2010 at 220(d)	$(26,195)
188	AT&T, Inc. expiring February 20, 2010 at 29(d)	(5,076)
5	BlackRock, Inc. expiring January 16, 2010 at 250(d)	(225)
15	BlackRock, Inc. expiring February 20, 2010 at 260(d)	(2,550)
39	Chevron Corp. expiring January 16, 2010 at 80(d)	(839)
39	Chevron Corp. expiring February 20, 2010 at 80(d)	(3,335)
177	Cisco Systems, Inc. expiring January 16, 2010 at 25(d)	(2,035)
60	CSX Corp. expiring February 20, 2010 at 50(d)	(9,000)
106	CSX Corp. expiring February 20, 2010 at 55(d)	(3,710)
42	General Dynamics Corp. expiring January 16, 2010 at 70(d)	(1,260)
5	Google, Inc., Class A expiring February 20, 2010 at 640(d)	(7,550)
80	Invesco Ltd. expiring January 16, 2010 at 25(d)	(1,200)
65	JPMorgan Chase & Co. expiring February 20, 2010 at 44(d)	(6,143)
65	JPMorgan Chase & Co. expiring February 20, 2010 at 45(d)	(4,323)
27	Medtronic, Inc. expiring January 16, 2010 at 45(d)	(1,147)
45	Medtronic, Inc. expiring February 20, 2010 at 48(d)	(1,800)
180	Pfizer, Inc. expiring January 16, 2010 at 19(d)	(2,070)
362	Pfizer, Inc. expiring February 20, 2010 at 20(d)	(5,430)
10	Priceline.com, Inc. expiring January 16, 2010 at 240(d)	(575)
235	Pride International, Inc. expiring January 16, 2010 at 35(d)	(2,350)
37	Transocean Ltd. expiring February 20, 2010 at 90(d)	(4,440)
105	United Technologies Corp. expiring February 20, 2010 at 75(d)	(4,987)

	Total Call Options Written (Premiums Received $137,537)	$(105,104)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange–traded single equity option contracts are valued at the mean of the National Best Bid and offer quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

LOOMIS SAYLES DISCIPLINED EQUITY FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2009, the net unrealized appreciation on investments based on a cost of $30,254,941 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,128,479
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(180,761)

Net unrealized appreciation	$2,947,718

At September 30, 2009, the Fund had a capital loss carryforward of approximately $2,229,424 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $4,813,445. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.
(d)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund is not party to any over-the-counter options at December 31, 2009.

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 9/30/2009	$—	$—
Options written	7,343	547,611
Options terminated in closing purchase transactions	(4,945)	(390,399)
Options expired	(290)	(19,675)

Outstanding at 12/31/2009	$2,108	$137,537

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$32,308,154	$—	$—	$32,308,154
Short-Term Investments	—	894,505	—	894,505

Total	$32,308,154	$894,505	$—	$33,202,659

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Call Options Written	$(105,104)	$—	$—	$(105,104)

*	Major categories of the Fund’s investments are included above.

3

LOOMIS SAYLES DISCIPLINED EQUITY FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes.

Industry Summary at December 31, 2009 (Unaudited)

Computers & Peripherals	11.2%
Communications Equipment	8.0
Pharmaceuticals	7.8
Capital Markets	6.2
Oil, Gas & Consumable Fuels	6.1
Aerospace & Defense	5.4
Energy Equipment & Services	5.2
Health Care Providers & Services	5.0
Software	4.9
Diversified Financial Services	3.4
Internet Software & Services	3.3
Diversified Telecommunication Services	3.3
Beverages	3.2
Containers & Packaging	3.1
Independent Power Producers & Energy Traders	2.5
Road & Rail	2.5
Household Products	2.3
Semiconductors & Semiconductor Equipment	2.3
Specialty Retail	2.2
Internet & Catalog Retail	2.1
Household Durables	2.0
Industrial Conglomerates	2.0
Media	2.0
Other Investments, Less than 2% each	4.0
Short-Term Investments	2.7

Total Investments	102.7
Other assets less liabilities (including call options written)	(2.7)

Net Assets	100.0%

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund

	Shares	Value(†)
COMMON STOCKS – 96.9% of Net Assets
Aerospace & Defense – 1.0%
Hexcel Corp.(b)	103,258	$1,340,289

Air Freight & Logistics – 1.1%
Atlas Air Worldwide Holdings, Inc.(b)	37,336	1,390,766

Biotechnology – 4.3%
Alexion Pharmaceuticals, Inc.(b)	23,918	1,167,677
Cepheid, Inc.(b)	73,462	916,806
Clinical Data, Inc.(b)	35,688	651,663
Incyte Corp. Ltd.(b)	98,445	896,834
Regeneron Pharmaceuticals, Inc.(b)	47,181	1,140,836
Theravance, Inc.(b)	53,583	700,330

		5,474,146

Building Products – 0.9%
Trex Company, Inc.(b)	57,915	1,135,134

Capital Markets – 3.4%
Evercore Partners, Inc., Class A	31,852	968,301
Greenhill & Co., Inc.	14,832	1,190,120
Harris & Harris Group, Inc.(b)	154,857	707,696
Stifel Financial Corp.(b)	24,385	1,444,567

		4,310,684

Commercial Banks – 0.9%
Signature Bank(b)	38,269	1,220,781

Commercial Services & Supplies – 2.7%
EnerNOC, Inc.(b)	37,686	1,145,278
Tetra Tech, Inc.(b)	33,296	904,652
Waste Connections, Inc.(b)	40,836	1,361,472

		3,411,402

Communications Equipment – 3.4%
Brocade Communications Systems, Inc.(b)	134,133	1,023,435
Ciena Corp.(b)	75,066	813,715
DG FastChannel, Inc.(b)	44,628	1,246,460
F5 Networks, Inc.(b)	25,202	1,335,202

		4,418,812

Computers & Peripherals – 0.6%
Netezza Corp.(b)	79,485	771,004

Construction & Engineering – 1.7%
MasTec, Inc.(b)	86,792	1,084,900
Orion Marine Group, Inc.(b)	52,927	1,114,643

		2,199,543

Diversified Consumer Services – 1.7%
Grand Canyon Education, Inc.(b)	58,017	1,102,903
Lincoln Educational Services Corp.(b)	46,976	1,017,970

		2,120,873

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Diversified Financial Services – 1.1%
MSCI, Inc.(b)	42,718	$1,358,432

Diversified Telecommunication Services – 0.7%
Neutral Tandem, Inc.(b)	38,401	873,623

Electronic Equipment Instruments & Components – 1.8%
Cogent, Inc.(b)	92,640	962,530
IPG Photonics Corp.(b)	83,058	1,390,391

		2,352,921

Energy Equipment & Services – 2.2%
Oceaneering International, Inc.(b)	22,110	1,293,877
Tesco Corp.(b)	115,421	1,490,085

		2,783,962

Food Products – 1.1%
Diamond Foods, Inc.	40,472	1,438,375

Health Care Equipment & Supplies – 8.0%
AGA Medical Holdings, Inc.(b)	63,486	937,688
Align Technology, Inc.(b)	55,202	983,700
DexCom, Inc.(b)	122,276	987,990
Electro-Optical Sciences, Inc.(b)	81,060	839,782
ev3, Inc.(b)	114,910	1,532,899
Insulet Corp.(b)	86,952	1,241,675
Masimo Corp.(b)	33,427	1,016,849
ResMed, Inc.(b)	26,835	1,402,665
Volcano Corp.(b)	79,879	1,388,297

		10,331,545

Health Care Providers & Services – 4.2%
Bio-Reference Labs, Inc.(b)	37,249	1,459,788
Catalyst Health Solutions, Inc.(b)	38,372	1,399,427
Genoptix, Inc.(b)	30,306	1,076,772
IPC The Hospitalist Co.(b)	45,795	1,522,684

		5,458,671

Health Care Technology – 3.4%
athenahealth, Inc.(b)	27,754	1,255,591
MedAssets, Inc.(b)	74,643	1,583,178
SXC Health Solutions Corp.(b)	28,848	1,556,350

		4,395,119

Hotels, Restaurants & Leisure – 2.8%
Bally Technologies, Inc.(b)	26,427	1,091,171
Buffalo Wild Wings, Inc.(b)	26,325	1,060,108
Panera Bread Co., Class A(b)	21,118	1,414,272

		3,565,551

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Household Durables – 1.6%
Deer Consumer Products, Inc.(b)	73,812	$835,552
Tempur-Pedic International, Inc.(b)	53,744	1,269,971

		2,105,523

Internet Software & Services – 4.5%
Archipelago Learning, Inc.(b)	46,480	962,136
Constant Contact, Inc.(b)	54,546	872,736
DealerTrack Holdings, Inc.(b)	63,078	1,185,236
GSI Commerce, Inc.(b)	77,429	1,965,922
MercadoLibre, Inc.(b)	16,480	854,818

		5,840,848

IT Services – 1.1%
CyberSource Corp.(b)	71,128	1,430,384

Machinery – 1.8%
Bucyrus International, Inc.	26,762	1,508,574
Energy Recovery, Inc.(b)	125,645	864,438

		2,373,012

Media – 0.9%
Imax Corp.(b)	89,271	1,187,304

Oil, Gas & Consumable Fuels – 3.9%
Brigham Exploration Co.(b)	83,014	1,124,840
Comstock Resources, Inc.(b)	32,042	1,299,944
Concho Resources, Inc.(b)	32,202	1,445,870
Rosetta Resources, Inc.(b)	59,081	1,177,484

		5,048,138

Pharmaceuticals – 2.7%
Cypress Bioscience, Inc.(b)	111,556	642,562
Eurand NV(b)	75,693	976,440
Inspire Pharmaceuticals, Inc.(b)	153,661	848,209
Nektar Therapeutics(b)	105,066	979,215

		3,446,426

Professional Services – 3.8%
ICF International, Inc.(b)	48,289	1,294,145
IHS, Inc., Class A(b)	26,369	1,445,285
Monster Worldwide, Inc.(b)	67,482	1,174,187
On Assignment, Inc.(b)	137,020	979,693

		4,893,310

Semiconductors & Semiconductor Equipment – 8.1%
Cavium Network, Inc.(b)	49,908	1,189,308
Cymer, Inc.(b)	31,794	1,220,254
Hittite Microwave Corp.(b)	29,300	1,193,975
Lam Research Corp.(b)	38,605	1,513,702

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Semiconductors & Semiconductor Equipment – continued
Netlogic Microsystems, Inc.(b)	25,552	$1,182,035
Power Integrations, Inc.	30,511	1,109,380
Silicon Laboratories, Inc.(b)	29,854	1,443,142
Varian Semiconductor Equipment Associates, Inc.(b)	41,828	1,500,789

		10,352,585

Software – 11.2%
ArcSight, Inc.(b)	46,553	1,190,826
Ariba, Inc.(b)	121,444	1,520,479
Blackboard, Inc.(b)	36,796	1,670,170
Concur Technologies, Inc.(b)	29,738	1,271,300
DemandTec, Inc.(b)	96,111	842,893
Informatica Corp.(b)	69,918	1,808,079
Nice Systems Ltd., ADR(b)	34,900	1,083,296
Sourcefire, Inc.(b)	44,862	1,200,059
Tyler Technologies, Inc.(b)	61,284	1,220,164
Ultimate Software Group, Inc.(The)(b)	43,214	1,269,195
VanceInfo Technologies, Inc., ADR(b)	68,532	1,316,500

		14,392,961

Specialty Retail – 6.0%
DSW, Inc., Class A(b)	60,306	1,560,719
hhgregg, Inc.(b)	58,221	1,282,609
Hibbett Sports, Inc.(b)	47,428	1,042,942
Lumber Liquidators Holdings, Inc.(b)	51,585	1,382,478
Monro Muffler Brake, Inc.	37,642	1,258,748
Ulta Salon, Cosmetics & Fragrance, Inc.(b)	63,850	1,159,516

		7,687,012

Textiles, Apparel & Luxury Goods – 3.4%
Lululemon Athletica, Inc.(b)	36,446	1,097,025
Phillips-Van Heusen Corp.	32,086	1,305,258
Under Armour, Inc., Class A(b)	36,301	989,928
Volcom, Inc.(b)	60,146	1,006,844

		4,399,055

Transportation Infrastructure – 0.9%
Aegean Marine Petroleum Network, Inc.	40,632	1,116,567

TOTAL COMMON STOCKS (Identified Cost $95,982,351)		124,624,758

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Principal Amount	Value(†)
SHORT-TERM INVESTMENTS – 3.1%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/09 at 0.000% to be repurchased at $3,942,881 on 1/04/10 collateralized by $4,015,000 Federal Home Loan Mortgage Corp., 2.000% due 11/05/12 valued at $4,025,038 including accrued interest(c) (Identified Cost $3,942,881)	$3,942,881	$3,942,881

TOTAL INVESTMENTS – 100.0% (Identified Cost $99,925,232)(a)		128,567,639
Other assets less liabilities—0.0%		(37,951)

NET ASSETS – 100.0%		$128,529,688

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2009, the net unrealized appreciation on investments based on a cost of $99,924,759 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$29,883,122
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,240,242)

Net unrealized appreciation	$28,642,880

At September 30, 2009, the Fund had a capital loss carryforward of approximately $212,593,355 of which $138,314,515 expires on September 30, 2010; $59,283,040 expires on September 30, 2011 and $14,995,800 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $26,616,006. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$124,624,758	$—	$—	$124,624,758
Short-Term Investments	—	3,942,881	—	3,942,881

Total	$124,624,758	$3,942,881	$—	$128,567,639

*	Major categories of the Fund’s investments are included above.

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

Software	11.2%
Semiconductors & Semiconductor Equipment	8.1
Health Care Equipment & Supplies	8.0
Specialty Retail	6.0
Internet Software & Services	4.5
Biotechnology	4.3
Health Care Providers & Services	4.2
Oil, Gas & Consumable Fuels	3.9
Professional Services	3.8
Communications Equipment	3.4
Textiles, Apparel & Luxury Goods	3.4
Health Care Technology	3.4
Capital Markets	3.4
Hotels, Restaurants & Leisure	2.8
Pharmaceuticals	2.7
Commercial Services & Supplies	2.7
Energy Equipment & Services	2.2
Other Investments, less than 2% each	18.9
Short-Term Investments	3.1

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

6

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 91.2% of Net Assets
Non-Convertible Bonds — 82.6%
	ABS Car Loan — 0.1%
$11,305,000	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 144A, 0.373%, 8/20/2013(b)	$10,430,440

	ABS Credit Card — 0.6%
80,700,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	83,315,947

	Aerospace & Defense — 0.1%
1,380,000	Bombardier, Inc., 144A, 6.300%, 5/01/2014	1,366,200
2,795,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	2,449,103
11,800,000	Bombardier, Inc., 144A, 7.450%, 5/01/2034	10,207,000

		14,022,303

	Airlines — 1.9%
3,245,000	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019	3,585,725
432,651	American Airlines Pass Through Trust, Series 93A6, 8.040%, 9/16/2011	399,121
20,000,000	Continental Airlines, Inc., 9.000%, 7/08/2016	21,200,000
152,442	Continental Airlines, Inc., Series 1996-1, Class A, 6.940%, 4/15/2015	149,393
4,470,543	Continental Airlines, Inc., Series 1997-4, Class 4B, 6.900%, 7/02/2018	4,179,958
4,100,843	Continental Airlines, Inc., Series 1998-1, Class 1B, 6.748%, 9/15/2018	3,649,750
6,639,043	Continental Airlines, Inc., Series 1999-1, Class B, 6.795%, 2/02/2020	5,975,139
5,673,545	Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 9/15/2021	5,162,926
1,542,353	Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,515,362
1,535,749	Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,481,998
7,707,691	Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	7,052,538
2,067,163	Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,926,162
2,760,159	Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	2,442,740
11,915,000	Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022	11,497,975

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$19,647,000	Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022	$17,092,890
7,169,663	Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	6,811,180
17,425,000	Continental Airlines, Inc., Series A, 7.250%, 11/10/2019	17,729,937
3,145,000	Delta Air Lines, Inc., 144A, 9.500%, 9/15/2014	3,266,869
2,450,000	Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111%, 3/18/2013	2,471,437
1,586,138	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	1,514,762
8,785,889	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	7,709,618
29,025,486	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	25,893,926
7,500,000	Delta Air Lines, Inc., Series B, 9.750%, 12/17/2016	7,631,250
24,085,629	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	20,076,094
1,500,000	Qantas Airways Ltd., 144A, 5.125%, 6/20/2013	1,524,559
32,710,000	Qantas Airways Ltd., 144A, 6.050%, 4/15/2016	32,997,455
11,325,000	United Air Lines, Inc., 10.400%, 5/01/2018	11,933,719
18,286,946	United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024	15,543,904

		242,416,387

	Automotive — 3.0%
1,853,000	Cummins, Inc., 6.750%, 2/15/2027	1,782,076
2,145,000	Cummins, Inc., 7.125%, 3/01/2028	2,115,753
3,100,000	FCE Bank PLC, EMTN, 4.625%, 10/25/2010, (NOK)	497,945
6,500,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	9,131,713
4,500,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	6,257,446
5,700,000	FCE Bank PLC, EMTN, 7.875%, 2/15/2011, (GBP)	9,160,612
17,816,000	Ford Motor Co., 6.375%, 2/01/2029	13,762,860
1,705,000	Ford Motor Co., 6.500%, 8/01/2018	1,438,594
500,000	Ford Motor Co., 6.625%, 2/15/2028	386,250
73,114,000	Ford Motor Co., 6.625%, 10/01/2028	56,480,565
1,940,000	Ford Motor Co., 7.125%, 11/15/2025	1,513,200
86,090,000	Ford Motor Co., 7.450%, 7/16/2031	76,082,037

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$800,000	Ford Motor Co., 7.500%, 8/01/2026	$630,000
10,685,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	10,668,908
24,235,000	Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	24,474,733
5,940,000	Ford Motor Credit Co. LLC, 7.500%, 8/01/2012	5,990,241
1,030,000	Ford Motor Credit Co. LLC, 7.875%, 6/15/2010	1,045,560
47,810,000	Ford Motor Credit Co. LLC, 8.000%, 6/01/2014	49,090,734
14,595,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	14,614,397
10,625,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	10,939,999
50,000,000	Ford Motor Credit Co. LLC, 8.700%, 10/01/2014	52,274,600
1,645,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	1,697,392
7,640,000	Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010, (EUR)	10,897,560
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	4,305,105
9,635,000	Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	10,646,675
1,300,000	TRW Automotive, Inc., 144A, 7.000%, 3/15/2014	1,274,000
3,100,000	TRW Automotive, Inc., 144A, 7.250%, 3/15/2017	3,007,000
5,300,000	TRW Automotive, Inc., 144A, 8.875%, 12/01/2017	5,512,000

		385,677,955

	Banking — 6.7%
67,925,000	AgriBank FCB, 9.125%, 7/15/2019(c)	74,646,315
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	20,793,333
22,125,000	BAC Capital Trust VI, 5.625%, 3/08/2035	17,709,890
1,675,000	Bank of America Corp., 5.420%, 3/15/2017	1,653,396
4,560,000	Bank of America Corp., 6.000%, 9/01/2017	4,732,933
10,010,000	Bank of America NA, 5.300%, 3/15/2017	9,810,701
1,006,000,000	Barclays Financial LLC, 144A, 4.160%, 2/22/2010, (THB)	30,344,086
56,650,000,000	Barclays Financial LLC, 144A, 4.470%, 12/04/2011, (KRW)	49,117,359
17,310,000,000	Barclays Financial LLC, EMTN, 144A, 4.060%, 9/16/2010, (KRW)	14,851,734
135,000,000	Barclays Financial LLC, EMTN, 144A, 4.100%, 3/22/2010, (THB)	4,085,843
21,340,000,000	Barclays Financial LLC, EMTN, 144A, 4.460%, 9/23/2010, (KRW)	18,358,677
224,520,000,000	BNP Paribas SA, EMTN, 144A, Zero Coupon, 6/13/2011, (IDR)	21,187,805
2,165,000	Capital One Financial Corp., 6.150%, 9/01/2016	2,174,775

Principal Amount (‡)	Description	Value (†)
	Banking — continued
18,650,000	Citibank NA, 144A, 15.000%, 7/02/2010, (BRL)	$11,022,889
47,120,000	Citigroup, Inc., 5.000%, 9/15/2014	45,424,811
985,000	Citigroup, Inc., 5.850%, 12/11/2034	869,034
22,790,000	Citigroup, Inc., 5.875%, 2/22/2033	19,224,391
4,210,000	Citigroup, Inc., 5.875%, 5/29/2037	3,709,789
10,819,000	Citigroup, Inc., 6.000%, 10/31/2033	9,308,916
1,850,000	Citigroup, Inc., 6.125%, 8/25/2036	1,586,549
45,862,000	Citigroup, Inc., 6.375%, 8/12/2014	48,013,249
3,350,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	4,131,397
64,000,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	64,801,984
1,285,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	1,375,591
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	393,979
30,375,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	31,222,068
119,806,078	HSBC Bank USA, 144A, Zero Coupon, 11/28/2011	100,649,086
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 144A, 6.375%, 4/30/2022	8,160,211
109,312,000,000	JPMorgan Chase & Co., 144A, Zero Coupon, 3/28/2011, (IDR)	10,610,071
229,157,783,660	JPMorgan Chase & Co., 144A, Zero Coupon, 4/12/2012, (IDR)	20,052,221
599,726,100,000	JPMorgan Chase & Co., EMTN, 144A, Zero Coupon, 3/28/2011, (IDR)	58,210,775
92,000,000	JPMorgan Chase Bank, 144A, Zero Coupon, 5/17/2010, (BRL)	50,565,652
76,496,404,750	JPMorgan Chase Bank, EMTN, 144A, Zero Coupon, 10/21/2010, (IDR)	7,696,865
60,000,000	Kreditanstalt fuer Wiederaufbau, EMTN, 10.750%, 2/01/2010, (ISK)	286,200
1,020,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	999,775
1,400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	1,290,691
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	28,101,666
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,404,247
5,410,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	5,828,940
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	718,120
1,235,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,299,687

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$26,665,000	Morgan Stanley, 4.750%, 4/01/2014	$26,818,244
5,050,000	Morgan Stanley, 5.125%, 11/30/2015, (GBP)	8,152,417
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	8,541,227
2,900,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	2,912,838
6,600,000	Morgan Stanley, Series F, MTN, 5.625%, 9/23/2019	6,648,246
5,210,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	5,373,802

		867,872,475

	Brokerage — 0.0%
4,000,000	Jefferies Group, Inc., 8.500%, 7/15/2019	4,372,516

	Building Materials — 1.0%
6,345,000	Masco Corp., 0.554%, 3/12/2010(b)	6,319,132
3,255,000	Masco Corp., 4.800%, 6/15/2015	2,992,191
2,220,000	Masco Corp., 5.850%, 3/15/2017	2,065,617
13,440,000	Masco Corp., 6.125%, 10/03/2016	12,807,527
2,045,000	Masco Corp., 6.500%, 8/15/2032	1,740,281
18,935,000	Owens Corning, Inc., 6.500%, 12/01/2016	19,390,822
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	33,556,423
44,212,000	USG Corp., 6.300%, 11/15/2016	39,569,740
14,155,000	USG Corp., 9.500%, 1/15/2018	14,579,650

		133,021,383

	Chemicals — 0.8%
23,584,000	Borden, Inc., 7.875%, 2/15/2023	15,683,360
6,920,000	Borden, Inc., 8.375%, 4/15/2016	5,190,000
8,757,000	Borden, Inc., 9.200%, 3/15/2021	6,480,180
38,140,000	Chevron Phillips Chemical Co. LLC, 144A, 8.250%, 6/15/2019	44,888,759
14,550,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	9,894,000
13,201,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014	12,936,980
5,350,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	4,563,432
6,465,000	Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	6,803,973
2,730,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	2,999,003

		109,439,687

Principal Amount (‡)	Description	Value (†)
	Construction Machinery — 1.0%
$50,000,000	Case New Holland, Inc., 144A, 7.750%, 9/01/2013	$51,125,000
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,268,146
1,645,000	RSC Equipment Rental, Inc., 9.500%, 12/01/2014	1,647,056
10,790,000	Terex Corp., 8.000%, 11/15/2017	10,385,375
18,243,000	United Rentals North America, Inc., 7.000%, 2/15/2014	16,509,915
14,630,000	United Rentals North America, Inc., 7.750%, 11/15/2013	13,752,200
26,935,000	United Rentals North America, Inc., 10.875%, 6/15/2016	29,291,813

		123,979,505

	Consumer Cyclical Services — 0.8%
1,390,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	997,325
101,985,000	Western Union Co. (The), 6.200%, 11/17/2036	101,447,131

		102,444,456

	Consumer Products — 0.1%
9,860,000	Whirlpool Corp., 8.000%, 5/01/2012	10,682,353
5,915,000	Whirlpool Corp., MTN, 8.600%, 5/01/2014	6,697,324

		17,379,677

	Distributors — 0.0%
1,500,000	EQT Corp., 8.125%, 6/01/2019	1,733,059

	Diversified Manufacturing — 0.7%
1,441,000	Textron Financial Corp., 5.400%, 4/28/2013	1,440,317
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	520,055
9,950,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	13,474,034
5,020,000	Textron, Inc., 5.600%, 12/01/2017	4,838,381
30,350,000	Textron, Inc., 6.200%, 3/15/2015	31,589,100
20,485,000	Textron, Inc., 7.250%, 10/01/2019	21,203,409
15,630,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	22,043,188

		95,108,484

	Electric — 3.3%
4,020,000	AES Corp. (The), 7.750%, 3/01/2014	4,080,300
5,565,000	AES Corp. (The), 8.375%, 3/01/2011, (GBP)(c)	9,033,536
8,669,135	AES Ironwood LLC, 8.857%, 11/30/2025	8,582,444
1,085,362	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,082,648
70,811,970	Bruce Mansfield Unit, 6.850%, 6/01/2034(c)	66,629,816

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$3,363,840	CE Generation LLC, 7.416%, 12/15/2018	$3,235,113
32,125,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	29,924,919
11,275,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	9,189,125
1,000,000	Dynegy Holdings, Inc., 7.500%, 6/01/2015	935,000
10,185,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	7,027,650
500,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	433,750
7,455,000	Dynegy Holdings, Inc., 8.375%, 5/01/2016	7,082,250
1,132,099	Dynegy Roseton/Danskammer Pass Through Trust, Series A, 7.270%, 11/08/2010	1,133,514
95,200,000	Edison Mission Energy, 7.625%, 5/15/2027	64,498,000
250,000	Empresa Nacional de Electricidad SA, (Endesa-Chile), 8.350%, 8/01/2013	289,407
4,875,000	Empresa-Chile Overseas Co., 7.875%, 2/01/2027	5,430,238
555,000	Enersis SA, Cayman Islands, 7.400%, 12/01/2016	619,130
5,310,000	ITC Holdings Corp., 144A, 6.375%, 9/30/2036	4,915,924
31,735,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	16,660,875
955,000	NiSource Finance Corp., 5.400%, 7/15/2014	980,597
43,450,000	NiSource Finance Corp., 6.400%, 3/15/2018	45,160,366
2,500,000	NRG Energy, Inc., 7.250%, 2/01/2014	2,531,250
5,000,000	NRG Energy, Inc., 7.375%, 2/01/2016	5,006,250
1,411,000	Quezon Power (Philippines) Ltd., Senior Secured Note, 8.860%, 6/15/2017	1,312,230
25,230,000	RRI Energy, Inc., 7.875%, 6/15/2017	24,788,475
1,050,000	SP PowerAssets Ltd., EMTN, 3.730%, 10/22/2010, (SGD)	761,917
655,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/2015	530,550
7,265,000	Toledo Edison Co., 6.150%, 5/15/2037	7,178,089
46,215,000	TXU Corp., Series P, 5.550%, 11/15/2014	32,775,586
101,030,000	TXU Corp., Series Q, 6.500%, 11/15/2024	47,455,407
6,245,000	TXU Corp., Series R, 6.550%, 11/15/2034	2,895,313
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	6,130,606
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	7,539,431

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$4,000,000	White Pine Hydro LLC, 7.260%, 7/20/2015(c)	$3,457,700

		429,287,406

	Entertainment — 0.2%
21,938,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	23,721,691

	Financial Other — 0.2%
20,000,000	National Life Insurance Co., 144A, 10.500%, 9/15/2039	20,819,260

	Food & Beverage — 0.3%
2,085,000	Aramark Services, Inc., 5.000%, 6/01/2012	2,001,600
23,710,000	Corn Products International, Inc., 6.625%, 4/15/2037	22,248,776
14,120,000	Sara Lee Corp., 6.125%, 11/01/2032	13,590,359
965,000	Smithfield Foods, Inc., 7.750%, 7/01/2017	890,213

		38,730,948

	Government Owned - No Guarantee — 0.3%
26,435,000	Abu Dhabi National Energy Co., 144A, 7.250%, 8/01/2018	26,950,641
13,600,000	DP World Ltd., 144A, 6.850%, 7/02/2037	10,461,419

		37,412,060

	Government Sponsored — 0.4%
66,595,000	Queensland Treasury Corp., 144A, 7.125%, 9/18/2017, (NZD)	50,348,146

	Health Insurance — 0.5%
15,325,000	CIGNA Corp., 6.150%, 11/15/2036	13,690,175
2,000,000	CIGNA Corp., 6.350%, 3/15/2018	2,013,438
50,000,000	WellPoint, Inc., 6.375%, 6/15/2037	50,878,850

		66,582,463

	Healthcare — 3.8%
2,765,000	Boston Scientific Corp., 5.450%, 6/15/2014	2,903,250
10,230,000	Boston Scientific Corp., 6.000%, 1/15/2020	10,452,779
8,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	8,847,250
16,510,000	Boston Scientific Corp., 7.000%, 11/15/2035	16,200,438
17,785,000	HCA, Inc., 5.750%, 3/15/2014	16,717,900
3,800,000	HCA, Inc., 6.250%, 2/15/2013	3,695,500
17,035,000	HCA, Inc., 6.375%, 1/15/2015	16,076,781
49,350,000	HCA, Inc., 6.500%, 2/15/2016	46,882,500
2,074,000	HCA, Inc., 6.750%, 7/15/2013	2,042,890
14,620,000	HCA, Inc., 7.050%, 12/01/2027	12,536,650

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$10,944,000	HCA, Inc., 7.190%, 11/15/2015	$10,177,920
20,077,000	HCA, Inc., 7.500%, 12/15/2023	18,345,238
18,780,000	HCA, Inc., 7.500%, 11/06/2033	16,423,805
44,183,000	HCA, Inc., 7.690%, 6/15/2025	40,458,461
31,390,000	HCA, Inc., 8.360%, 4/15/2024	29,820,500
13,850,000	HCA, Inc., MTN, 7.580%, 9/15/2025	12,326,500
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	8,447,880
11,370,000	Hospira, Inc., 6.050%, 3/30/2017	11,900,013
155,570,000	Medco Health Solutions, Inc., 7.125%, 3/15/2018	174,882,304
3,260,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	2,981,850
31,009,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	24,807,200
1,570,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	1,573,925
4,765,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	5,074,725

		493,576,259

	Home Construction — 1.4%
4,335,000	D.R. Horton, Inc., 5.625%, 9/15/2014	4,194,113
1,625,000	D.R. Horton, Inc., 6.500%, 4/15/2016	1,584,375
16,160,000	D.R. Horton, Inc., Guaranteed Note, 5.625%, 1/15/2016	15,109,600
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	10,701,750
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	4,497,350
1,935,000	K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013	1,454,772
1,235,000	K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012	1,037,400
4,830,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2015	3,453,450
16,075,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2016	11,332,875
6,040,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.375%, 12/15/2014	4,379,000
2,490,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.500%, 1/15/2014	1,817,700
1,685,000	KB Home, 5.750%, 2/01/2014	1,583,900
8,340,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	7,714,500
5,805,000	KB Home, Guaranteed Note, 6.250%, 6/15/2015	5,413,162

Principal Amount (‡)	Description	Value (†)
	Home Construction — continued
$11,315,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	$10,749,250
2,720,000	Lennar Corp., Series B, 5.125%, 10/01/2010	2,733,600
16,755,000	Lennar Corp., Series B, 5.500%, 9/01/2014	15,582,150
5,970,000	Lennar Corp., Series B, 5.600%, 5/31/2015	5,470,012
23,885,000	Lennar Corp., Series B, 6.500%, 4/15/2016	21,974,200
3,745,000	Pulte Homes, Inc., 5.200%, 2/15/2015	3,492,213
46,260,000	Pulte Homes, Inc., 6.000%, 2/15/2035	36,545,400
13,190,000	Pulte Homes, Inc., 6.375%, 5/15/2033	10,650,925
4,245,000	Toll Brothers Financial Corp., 5.150%, 5/15/2015	4,061,862

		185,533,559

	Independent Energy — 1.3%
48,410,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	50,557,903
4,185,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	5,459,460
14,650,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	14,357,000
22,690,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	21,895,850
15,054,000	Connacher Oil and Gas Ltd., 144A, 10.250%, 12/15/2015	13,774,410
3,000,000	Connacher Oil and Gas Ltd., 144A, 11.750%, 7/15/2014	3,315,000
6,495,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	6,365,100
1,805,000	Penn Virginia Corp., 10.375%, 6/15/2016	1,967,450
7,175,000	Pioneer Natural Resources Co., 5.875%, 7/15/2016	6,868,606
1,760,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	1,741,379
4,798,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	4,333,122
2,499,000	Swift Energy Co., 7.125%, 6/01/2017	2,361,555
9,170,000	Talisman Energy, Inc., 5.850%, 2/01/2037	8,761,385
24,260,000	Talisman Energy, Inc., 6.250%, 2/01/2038	24,287,365

		166,045,585

	Industrial Other — 0.2%
2,590,000	Great Lakes Dredge & Dock Corp., Senior Subordinated Note, 7.750%, 12/15/2013	2,577,050
20,000,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	17,000,000

		19,577,050

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — 0.3%
$2,455,000	American International Group, Inc., MTN, 5.450%, 5/18/2017	$1,986,846
2,185,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	1,808,166
13,750,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	11,282,274
1,500,000	MetLife, Inc., 6.400%, 12/15/2066	1,312,500
9,620,000	MetLife, Inc., 10.750%, 8/01/2069	11,846,318
6,700,000	Unum Group, 7.125%, 9/30/2016	6,941,830

		35,177,934

	Media Cable — 2.1%
37,680,000	Comcast Corp., 5.650%, 6/15/2035	35,220,551
8,810,000	Comcast Corp., 6.500%, 11/15/2035	9,134,745
161,264,000	Comcast Corp., 6.950%, 8/15/2037	175,760,505
400,000	CSC Holdings LLC, 7.875%, 2/15/2018	414,000
2,540,000	CSC Holdings LLC, 144A, 8.500%, 4/15/2014	2,705,100
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	24,334,199
17,959,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	19,729,093
2,720,000	Virgin Media Finance PLC, 9.125%, 8/15/2016	2,866,200
1,065,573	Virgin Media Finance PLC, 9.750%, 4/15/2014, (GBP)	1,781,353

		271,945,746

	Media Non-Cable — 0.6%
225,000	Intelsat Corp., 6.875%, 1/15/2028	192,375
46,000,000	News America, Inc., 6.150%, 3/01/2037	45,764,848
11,140,000	News America, Inc., 6.200%, 12/15/2034	11,195,867
14,360,000	News America, Inc., 6.400%, 12/15/2035	14,745,408
4,335,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013(d)	406,406
1,910,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(d)	179,062
470,000	R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016(d)	44,063
4,845,000	R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(d)	454,219

		72,982,248

	Metals & Mining — 0.5%
400,000	Alcoa, Inc., 5.550%, 2/01/2017	397,723
10,000,000	Alcoa, Inc., 5.720%, 2/23/2019	9,668,300

Principal Amount (‡)		Description	Value (†)
		Metals & Mining — continued
$3,949,000		Alcoa, Inc., 5.870%, 2/23/2022	$3,666,986
4,330,000		Alcoa, Inc., 6.750%, 1/15/2028	4,181,377
9,785,000		Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015	8,329,481
1,840,000		Rio Tinto Alcan, Inc., 5.750%, 6/01/2035	1,782,616
1,730,000		Teck Resources Ltd., 10.250%, 5/15/2016	2,015,450
1,000,000		Teck Resources Ltd., 10.750%, 5/15/2019	1,195,000
7,000,000		United States Steel Corp., 6.050%, 6/01/2017	6,682,669
6,779,000		United States Steel Corp., 6.650%, 6/01/2037	5,453,584
16,435,000		United States Steel Corp., 7.000%, 2/01/2018	16,097,984

			59,471,170

		Non-Captive Consumer — 3.5%
4,900,000		American General Finance Corp., MTN, 5.750%, 9/15/2016	3,308,171
229,690,000		American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	159,486,170
109,950	(†††)	SLM Corp., 6.000%, 12/15/2043	1,711,647
20,590,000		SLM Corp., MTN, 5.050%, 11/14/2014	18,571,748
3,695,000		SLM Corp., MTN, 5.125%, 8/27/2012	3,463,966
4,700,000		SLM Corp., Series 7, EMTN, 4.750%, 3/17/2014, (EUR)	5,760,720
5,625,000		SLM Corp., Series A, MTN, 4.500%, 7/26/2010	5,604,851
52,268,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	48,083,424
37,670,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	32,815,505
14,075,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	10,819,664
19,605,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	18,493,985
23,420,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	21,601,905
1,390,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	1,388,773
28,150,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	21,223,946
6,100,000		SLM Corp., Series A, MTN, 6.500%, 6/15/2010, (NZD)(c)	4,310,541
95,060,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	93,800,740

			450,445,756

		Non-Captive Diversified — 6.8%
18,096,402		CIT Group, Inc., 7.000%, 5/01/2013	16,874,895
27,144,615		CIT Group, Inc., 7.000%, 5/01/2014	25,210,561

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
$27,144,615	CIT Group, Inc., 7.000%, 5/01/2015	$24,294,430
45,241,037	CIT Group, Inc., 7.000%, 5/01/2016	39,812,113
63,337,457	CIT Group, Inc., 7.000%, 5/01/2017	54,945,244
6,030,000	GATX Corp., 8.750%, 5/15/2014	6,780,838
3,100,000	General Electric Capital Corp., EMTN, 6.125%, 5/17/2012, (GBP)	5,295,989
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	55,711,826
65,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	46,053,361
30,350,000	General Electric Capital Corp., Series A, GMTN, 6.625%, 2/04/2010, (NZD)	22,076,906
2,000,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,495,339
15,305,000	General Electric Capital Corp., Series A, MTN, 0.584%, 5/13/2024(b)	12,979,130
115,000,000	General Electric Capital Corp., Series A, MTN, 3.485%, 3/08/2012, (SGD)	82,100,594
243,057,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	171,988,227
4,950,000	General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011, (AUD)	3,980,227
43,074,000	GMAC, Inc., 144A, 5.375%, 6/06/2011	41,458,725
3,390,000	GMAC, Inc., 144A, 5.750%, 9/27/2010	3,356,100
905,000	GMAC, Inc., 144A, 6.000%, 4/01/2011	886,900
36,075,000	GMAC, Inc., 144A, 6.000%, 12/15/2011	35,353,500
311,000	GMAC, Inc., 144A, 6.625%, 12/17/2010	307,113
15,426,000	GMAC, Inc., 144A, 6.625%, 5/15/2012	15,117,480
22,211,000	GMAC, Inc., 144A, 6.750%, 12/01/2014	21,100,450
6,829,000	GMAC, Inc., 144A, 6.875%, 9/15/2011	6,726,565
2,947,000	GMAC, Inc., 144A, 6.875%, 8/28/2012	2,888,060
7,702,000	GMAC, Inc., 144A, 7.000%, 2/01/2012	7,586,470
17,038,000	GMAC, Inc., 144A, 7.500%, 12/31/2013	16,441,670
32,711,000	GMAC, Inc., 144A, 8.000%, 12/31/2018	28,785,680
25,955,000	GMAC, Inc., 144A, 8.000%, 11/01/2031	23,359,500

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
$10,285,000	International Lease Finance Corp., 6.375%, 3/25/2013	$8,456,121
500,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	377,880
34,782,000	iStar Financial, Inc., 5.150%, 3/01/2012	21,217,020
5,255,000	iStar Financial, Inc., 5.375%, 4/15/2010	5,011,956
3,010,000	iStar Financial, Inc., 5.500%, 6/15/2012	1,806,000
19,110,000	iStar Financial, Inc., 5.650%, 9/15/2011	14,045,850
1,530,000	iStar Financial, Inc., 5.700%, 3/01/2014	856,800
4,040,000	iStar Financial, Inc., 5.800%, 3/15/2011	3,030,000
4,815,000	iStar Financial, Inc., 5.850%, 3/15/2017	2,696,400
8,815,000	iStar Financial, Inc., 5.875%, 3/15/2016	4,958,437
4,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	2,418,750
35,130,000	iStar Financial, Inc., 8.625%, 6/01/2013	22,483,200
1,780,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	1,299,400
44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	25,985,325

		887,611,032

	Oil Field Services — 2.2%
1,370,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	1,185,050
3,540,000	Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014	3,380,700
10,860,000	Nabors Industries, Inc., 6.150%, 2/15/2018	11,287,254
127,565,000	Nabors Industries, Inc., 9.250%, 1/15/2019	156,230,896
23,680,000	North American Energy Partners, Inc., 8.750%, 12/01/2011	23,680,000
16,035,000	Rowan Cos., Inc., 7.875%, 8/01/2019	17,840,397
15,520,000	Weatherford International Ltd., 6.500%, 8/01/2036	14,822,019
2,975,000	Weatherford International Ltd., 6.800%, 6/15/2037	2,949,260
9,580,000	Weatherford International Ltd., 7.000%, 3/15/2038	9,708,947
36,385,000	Weatherford International Ltd., 9.625%, 3/01/2019	45,361,289

		286,445,812

	Packaging — 0.3%
2,450,000	OI European Group BV, 144A, 6.875%, 3/31/2017, (EUR)	3,371,709
1,750,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	2,445,995

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Packaging — continued
$33,261,000	Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	$33,510,458

		39,328,162

	Packaging & Containers — 0.0%
4,445,000	XL Capital Ltd., 6.250%, 5/15/2027	4,042,070
1,425,000	XL Capital Ltd., 6.375%, 11/15/2024	1,332,171

		5,374,241

	Paper — 2.7%
7,955,000	Domtar Corp., 5.375%, 12/01/2013	7,676,575
22,285,000	Fibria Overseas Finance Ltd., 144A, 9.250%, 10/30/2019	25,014,913
12,430,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	11,559,900
11,605,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	11,082,775
120,000	Georgia-Pacific Corp., 7.700%, 6/15/2015	126,000
42,425,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	41,894,687
16,475,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	16,804,500
18,378,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	19,480,680
154,533,000	International Paper Co., 7.950%, 6/15/2018	178,239,908
3,100,000	International Paper Co., 9.375%, 5/15/2019	3,810,430
3,995,000	Jefferson Smurfit Corp., 7.500%, 6/01/2013(d)	3,515,600
100,000	Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(d)	88,125
14,520,000	Westvaco Corp., 7.950%, 2/15/2031	14,168,921
17,355,000	Westvaco Corp., 8.200%, 1/15/2030	17,854,581

		351,317,595

	Pharmaceuticals — 0.3%
41,300,000	Elan Finance PLC, 8.875%, 12/01/2013	41,093,500

	Pipelines — 2.2%
19,745,000	DCP Midstream LP, 144A, 6.450%, 11/03/2036	18,684,220
15,685,000	El Paso Corp., 6.950%, 6/01/2028	13,452,821
1,500,000	El Paso Corp., 7.420%, 2/15/2037	1,314,435
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	706,075
1,000,000	El Paso Energy Corp., GMTN, 7.750%, 1/15/2032	945,613
5,255,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	5,450,586
9,115,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	9,096,770

Principal Amount (‡)	Description	Value (†)
	Pipelines — continued
$13,175,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	$14,183,191
5,100,000	Florida Gas Transmission Co., 144A, 7.900%, 5/15/2019	5,969,218
500,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	463,246
46,406,379	Maritimes & Northeast Pipeline LLC, 144A, 7.500%, 5/31/2014(c)	50,788,997
81,710,000	NGPL Pipeco LLC, 144A, 7.119%, 12/15/2017	90,164,697
3,425,000	ONEOK Partners LP, 6.650%, 10/01/2036	3,493,236
20,770,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	21,816,040
44,730,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	45,635,335
4,168,000	Transportadora de Gas del Sur SA, 144A, 7.875%, 5/14/2017	3,688,680
600,000	Williams Cos., Inc., 7.875%, 9/01/2021	688,212
965,000	Williams Cos., Inc., Senior Note, 7.750%, 6/15/2031	1,058,234
4,030,000	Williams Cos., Inc., Series A, 7.500%, 1/15/2031	4,347,294

		291,946,900

	Property & Casualty Insurance — 0.3%
2,660,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	2,720,424
11,710,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	12,216,680
11,075,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	9,832,031
300,000	Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	363,997
6,080,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 144A, 14.000%, 1/15/2033	2,614,400
11,205,000	Willis North America, Inc., 6.200%, 3/28/2017	11,107,785

		38,855,317

	Railroads — 0.3%
2,700,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	2,491,862
16,410,000	Canadian Pacific Railway Co., 5.950%, 5/15/2037	15,579,982
22,355,000	CSX Corp., MTN, 6.000%, 10/01/2036	22,088,551
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	772,510

		40,932,905

	Refining — 0.0%
1,335,000	Valero Energy Corp., 6.625%, 6/15/2037	1,252,673

	REITs — 1.2%
2,025,000	Camden Property Trust, 5.000%, 6/15/2015	1,954,346

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	REITs — continued
$27,950,000	Camden Property Trust, 5.700%, 5/15/2017	$26,362,747
4,030,000	Duke Realty LP, 5.950%, 2/15/2017	3,750,717
3,300,000	ERP Operating LP, 5.125%, 3/15/2016	3,216,913
47,305,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	43,153,702
4,180,000	ProLogis, 5.625%, 11/15/2015	3,974,716
3,915,000	ProLogis, 5.625%, 11/15/2016	3,607,849
4,635,000	ProLogis, 5.750%, 4/01/2016	4,353,373
1,002,000	ProLogis, 6.625%, 5/15/2018	950,270
2,080,000	ProLogis, 7.375%, 10/30/2019	2,051,722
1,500,000	Simon Property Group LP, 5.250%, 12/01/2016	1,458,787
4,900,000	Simon Property Group LP, 5.750%, 12/01/2015	4,996,785
550,000	Simon Property Group LP, 5.875%, 3/01/2017	550,771
1,890,000	Simon Property Group LP, 6.100%, 5/01/2016	1,928,822
450,000	Simon Property Group LP, 6.125%, 5/30/2018	457,195
46,015,000	WEA Finance LLC/WT Finance Australia Property Ltd., 144A, 6.750%, 9/02/2019	49,408,284

		152,176,999

	Restaurants — 0.0%
1,250,000	McDonald’s Corp., EMTN, 3.628%, 10/10/2010, (SGD)	905,378

	Retailers — 2.3%
8,758,000	Dillard’s, Inc., 6.625%, 1/15/2018	7,269,140
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	3,621,755
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,140,000
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	333,625
3,325,000	Dillard’s, Inc., Class A, 7.000%, 12/01/2028	2,443,875
123,940,000	Home Depot, Inc., 5.875%, 12/16/2036	119,633,952
3,685,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,634,331
635,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	629,444
3,330,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	3,305,025
3,985,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,586,500
72,470,000	J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	64,353,360
20,564,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	17,376,580

Principal Amount (‡)		Description	Value (†)
		Retailers — continued
$12,275,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	$10,311,000
2,365,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,081,200
6,365,000		Marks & Spencer PLC, 144A, 7.125%, 12/01/2037	6,468,457
32,675,000		Toys R Us, Inc., 7.375%, 10/15/2018	29,897,625
8,355,000		Toys R Us, Inc., 7.875%, 4/15/2013	8,396,775
10,270,000		Woolworth Corp., 8.500%, 1/15/2022	9,705,150

			294,187,794

		Sovereigns — 4.8%
104,626,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	10,988,470
10,000,000,000		Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	1,002,064
272,460,000,000		Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	23,008,036
2,350,305	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	17,670,046
2,037,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 9.000%, 12/20/2012, (MXN)	16,491,260
18,686,981	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	137,902,549
79,755,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	73,294,727
10,530,000		New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	9,650,192
66,305,000		New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	57,589,871
56,700,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	32,567,490
140,235,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	91,019,845
107,840,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	69,993,797
18,400,000		Republic of Croatia, 144A, 6.750%, 11/05/2019	19,818,198
180,500,000		Republic of Iceland, Zero Coupon, 2/15/2010, (ISK)	851,694
2,981,242,000		Republic of Iceland, 7.000%, 3/17/2010, (ISK)	14,154,511
3,178,700,000		Republic of Iceland, 7.250%, 5/17/2013, (ISK)	15,023,142
1,700,700,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	8,151,698
4,114,550,000		Republic of Iceland, 13.750%, 12/10/2010, (ISK)	20,636,623
4,020,000		Republic of Venezuela, 7.000%, 3/16/2015, (EUR)	4,552,668

			624,366,881

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Supermarkets — 0.7%
$2,000,000	American Stores Co., 7.900%, 5/01/2017	$1,891,360
72,681,000	New Albertson’s, Inc., 7.450%, 8/01/2029	62,323,957
19,060,000	New Albertson’s, Inc., 7.750%, 6/15/2026	17,058,700
4,895,000	New Albertson’s, Inc., 8.000%, 5/01/2031	4,442,213
1,510,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,464,700
13,242,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	10,080,472

		97,261,402

	Supranational — 1.2%
175,000,000	Eurofima, EMTN, 11.000%, 2/05/2010, (ISK)	835,850
128,250,000	European Investment Bank, Zero Coupon, 3/10/2021, (AUD)	52,009,359
16,375,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	9,775,151
460,500,000,000	European Investment Bank, EMTN, 144A, Zero Coupon, 4/24/2013, (IDR)	37,070,373
11,330,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	8,603,609
244,840,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	18,961,744
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,415,678
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	5,693,545
1,385,900,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010, (ISK)	6,647,436

		157,012,745

	Technology — 2.3%
41,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	44,134,191
41,104,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	29,440,740
5,040,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,584,700
832,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	1,112,205
10,725,000	Amkor Technology, Inc., 7.750%, 5/15/2013	10,899,281
1,225,000	Amkor Technology, Inc., 9.250%, 6/01/2016	1,301,563
2,435,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,550,933
30,125,000	Avnet, Inc., 5.875%, 3/15/2014	31,234,865
35,630,000	Avnet, Inc., 6.000%, 9/01/2015	36,176,920
11,345,000	Avnet, Inc., 6.625%, 9/15/2016	11,704,489

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$6,225,000	Corning, Inc., 5.900%, 3/15/2014	$6,573,544
6,220,000	Corning, Inc., 6.200%, 3/15/2016	6,601,292
6,150,000	Corning, Inc., 6.850%, 3/01/2029	6,142,737
4,725,000	Corning, Inc., 7.250%, 8/15/2036	4,814,421
3,640,000	Eastman Kodak Co., 7.250%, 11/15/2013	3,003,000
11,626,000	Equifax, Inc., 7.000%, 7/01/2037	11,431,020
6,290,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	5,063,450
9,739,000	Motorola, Inc., 5.220%, 10/01/2097	5,032,190
475,000	Motorola, Inc., 6.000%, 11/15/2017	459,584
9,345,000	Motorola, Inc., 6.500%, 9/01/2025	8,119,048
21,299,000	Motorola, Inc., 6.500%, 11/15/2028	18,321,208
19,360,000	Motorola, Inc., 6.625%, 11/15/2037	16,843,200
250,000	Motorola, Inc., 7.500%, 5/15/2025	239,213
9,350,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	6,264,500
11,770,000	Nortel Networks Ltd., 6.875%, 9/01/2023(d)	5,296,500
270,000	Samsung Electronics Co. Ltd., 144A, 7.700%, 10/01/2027	282,222
21,822,000	Xerox Capital Trust I, 8.000%, 2/01/2027	21,603,780
4,795,000	Xerox Corp., 5.500%, 5/15/2012	5,067,452
1,730,000	Xerox Corp., MTN, 7.200%, 4/01/2016	1,860,349

		305,158,597

	Tobacco — 1.0%
29,189,000	Altria Group, Inc., 8.500%, 11/10/2013	33,731,684
16,580,000	Altria Group, Inc., 9.250%, 8/06/2019	20,204,852
1,375,000	Altria Group, Inc., 9.700%, 11/10/2018	1,699,730
52,930,000	Reynolds American, Inc., 6.750%, 6/15/2017	54,814,626
13,400,000	Reynolds American, Inc., 7.250%, 6/15/2037	13,494,845

		123,945,737

	Transportation Services — 0.4%
10,503,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(c)	8,084,369
15,781,538	Atlas Air, Inc., Series 1998-1, Class 1B, 7.680%, 1/02/2014	13,414,307
8,432,129	Atlas Air, Inc., Series 1999-1, Class A1, 7.200%, 7/02/2020	6,745,704
248,342	Atlas Air, Inc., Series 1999-1, Class A2, 6.880%, 1/02/2011	228,474

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Transportation Services — continued
$11,412,429	Atlas Air, Inc., Series 1999-1, Class B, 7.630%, 7/02/2016	$8,901,694
4,744,556	Atlas Air, Inc., Series 1999-1, Class C, 8.770%, 7/02/2012(e)	3,368,635
4,917,945	Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017(e)	4,475,330
6,862,758	Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)	4,735,303
3,970,000	Erac USA Finance Co., 144A, 7.000%, 10/15/2037	3,885,868

		53,839,684

	Treasuries — 13.0%
393,245,000	Canadian Government, 1.000%, 9/01/2011, (CAD)	374,083,777
11,035,000	Canadian Government, 1.250%, 12/01/2011, (CAD)	10,505,962
320,680,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	307,210,122
130,000,000	Canadian Government, 2.750%, 12/01/2010, (CAD)	126,658,794
130,216,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	129,452,770
101,755,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	101,819,214
171,980,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	166,234,452
25,445,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	25,665,669
75,385,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	77,974,118
22,670,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	16,635,008
457,420,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	80,306,845
221,050,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	40,474,355
366,200,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	66,263,617
262,545,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	50,109,736
102,640,000	U.S. Treasury Bond, 4.375%, 11/15/2039	98,245,776
25,000,000	U.S. Treasury Note, 3.125%, 5/15/2019	23,675,775

		1,695,315,990

	Wireless — 1.3%
29,635,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	28,820,037
15,931,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	15,453,070
42,310,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	39,506,962
2,525,000	Rogers Wireless, Inc., Senior Secured Note, 6.375%, 3/01/2014	2,795,665
21,186,000	Sprint Capital Corp., 6.875%, 11/15/2028	17,610,863
18,070,000	Sprint Capital Corp., 6.900%, 5/01/2019	16,624,400

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	$5,900,050
11,309,000	Sprint Nextel Corp., 6.000%, 12/01/2016	10,319,463
800,000	True Move Co. Ltd., 144A, 10.375%, 8/01/2014	752,000
31,785,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	30,672,525

		168,455,035

	Wirelines — 3.6%
10,245,000	AT&T Corp., 6.500%, 3/15/2029	10,198,191
30,880,000	AT&T, Inc., 6.500%, 9/01/2037	32,007,120
5,650,000	Axtel SAB de CV, 144A, 9.000%, 9/22/2019	5,791,250
4,370,000	Bell Canada, MTN, 144A, 6.550%, 5/01/2029, (CAD)	4,096,314
8,445,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	8,597,532
33,640,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	29,894,038
2,715,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	2,661,262
155,000	Cincinnati Bell, Inc., 7.000%, 2/15/2015	153,062
270,000	Cincinnati Bell, Inc., 8.375%, 1/15/2014	274,725
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,733,470
35,260,000	Frontier Communications Corp., 7.875%, 1/15/2027	32,439,200
10,555,000	GTE Corp., 6.940%, 4/15/2028	10,828,322
525,000	Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(d)	52
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,888,116
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,618,864
32,435,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	29,596,937
13,010,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	12,294,450
3,346,000	New England Telephone & Telegraph Co., 7.875%, 11/15/2029	3,660,541
16,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	14,129,775
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	27,535,750
42,460,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	34,392,600
12,463,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	11,092,070
33,130,000	Qwest Corp., 6.875%, 9/15/2033	29,154,400

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$3,075,000	Qwest Corp., 7.200%, 11/10/2026	$2,782,875
3,999,000	Qwest Corp., 7.250%, 9/15/2025	3,699,075
2,288,000	Qwest Corp., 7.500%, 6/15/2023	2,162,160
5,470,000	SK Broadband Co. Ltd., 144A, 7.000%, 2/01/2012	5,743,500
23,000,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	21,750,801
19,635,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	19,358,520
5,286,000	Telefonica Emisiones SAU, Guaranteed Note, 7.045%, 6/20/2036	6,036,078
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	30,721,286
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	17,332,137
28,201,000	Verizon Global Funding Corp., Senior Note, 5.850%, 9/15/2035	27,499,698
6,230,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	4,928,995
6,835,000	Verizon New York, Inc., Series A, 7.375%, 4/01/2032	7,362,683
5,215,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	4,651,994

		463,067,843

	Total Non-Convertible Bonds (Identified Cost $10,460,905,004)	10,732,723,777

Convertible Bonds — 7.5%
	Airlines — 0.1%
7,730,000	AMR Corp., 6.250%, 10/15/2014	8,010,213

	Automotive — 1.2%
121,370,000	Ford Motor Co., 4.250%, 11/15/2016	152,167,637
8,460,000	Navistar International Corp., 3.000%, 10/15/2014	8,745,525

		160,913,162

	Diversified Manufacturing — 0.1%
13,690,000	Trinity Industries, Inc., 3.875%, 6/01/2036	10,233,275

	Electric — 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	2,200,500

	Healthcare — 0.4%
26,280,000	Affymetrix, Inc., 3.500%, 1/15/2038	23,257,800
3,200,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	2,732,000
12,005,000	Life Technologies Corp., 1.500%, 2/15/2024	13,865,775
190,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	175,037
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,216,375

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$5,445,000	Omnicare, Inc., 3.250%, 12/15/2035	$4,430,869

		46,677,856

	Independent Energy — 0.0%
860,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	650,375
3,795,000	Penn Virginia Corp., 4.500%, 11/15/2012	3,595,763

		4,246,138

	Industrial Other — 0.2%
30,860,000	Incyte Corp., 3.500%, 2/15/2011	30,975,725

	Lodging — 0.2%
30,418,000	Host Hotels & Resorts, Inc., 144A, 2.625%, 4/15/2027	28,516,875

	Media Non-Cable — 0.0%
7,761,687	Liberty Media LLC, 3.500%, 1/15/2031	4,695,821

	Metals & Mining — 0.2%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,266,250
11,270,000	United States Steel Corp., 4.000%, 5/15/2014	21,117,162

		22,383,412

	Non-Captive Diversified — 0.2%
44,035,000	iStar Financial, Inc., 0.790%, 10/01/2012(b)	24,276,495

	Oil Field Services — 0.0%
1,300,000	Transocean, Inc., Series B, 1.500%, 12/15/2037	1,254,500
535,000	Transocean, Inc., Series C, 1.500%, 12/15/2037	514,938

		1,769,438

	Pharmaceuticals — 1.1%
635,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	1,289,844
41,680,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	76,013,900
1,600,000	Kendle International, Inc., 3.375%, 7/15/2012	1,424,000
24,461,000	Nektar Therapeutics, 3.250%, 9/28/2012	22,504,120
28,222,000	Valeant Pharmaceuticals International, Subordinated Note, 4.000%, 11/15/2013	33,725,290

		134,957,154

	REITs — 0.1%
6,469,000	ProLogis, 1.875%, 11/15/2037	5,725,065
5,920,000	ProLogis, 2.250%, 4/01/2037	5,490,800

		11,215,865

	Technology — 2.5%
6,512,000	Advanced Micro Devices, Inc., 5.750%, 8/15/2012	6,422,460

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$2,255,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	$2,029,500
2,560,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	2,182,400
220,000	Ciena Corp., 0.250%, 5/01/2013	166,100
30,160,000	Ciena Corp., 0.875%, 6/15/2017	17,455,100
2,050,000	Intel Corp., 2.950%, 12/15/2035	1,978,250
220,000,000	Intel Corp., 144A, 3.250%, 8/01/2039	252,725,000
9,197,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	8,035,879
3,880,000	Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	3,744,200
3,730,000	Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(c)	3,599,450
745,000	Nortel Networks Corp., 1.750%, 4/15/2012(d)	505,669
30,767,000	Nortel Networks Corp., 2.125%, 4/15/2014(d)	20,883,101
311,000	Richardson Electronics Ltd., 7.750%, 12/15/2011	298,560

		320,025,669

	Textile — 0.0%
103,000	Dixie Group, Inc., Subordinated Note, 7.000%, 5/15/2012	88,580

	Wireless — 0.1%
16,157,000	NII Holdings, Inc., 3.125%, 6/15/2012	14,824,047

	Wirelines — 1.1%
34,645,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	30,314,375
13,484,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	12,792,945
32,895,000	Level 3 Communications, Inc., 7.000%, 3/15/2015(c)	37,253,588
54,075,000	Level 3 Communications, Inc., 144A, 7.000%, 3/15/2015(c)	61,239,937
2,470,000	Level 3 Communications, Inc., 10.000%, 5/01/2011	2,494,700
1,000,000	Qwest Communications International, Inc., 3.500%, 11/15/2025	1,037,500

		145,133,045

	Total Convertible Bonds (Identified Cost $850,997,494)	971,143,270

Municipals — 1.1%
	California — 0.3%
4,170,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, 3.750%, 8/01/2028	3,196,680
1,530,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	1,287,724

Principal Amount (‡)	Description	Value (†)
	California — continued
$5,175,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	$4,580,030
14,415,000	State of California, 4.500%, 10/01/2029	12,406,126
4,190,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	3,576,584
3,620,000	State of California, 4.500%, 8/01/2030	3,112,078
2,680,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	1,969,827
12,645,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	10,487,763

		40,616,812

	Illinois — 0.0%
1,725,000	Chicago O’Hare International Airport, Series A, (FSA insured), 4.500%, 1/01/2038	1,635,593

	Michigan — 0.1%
12,850,000	Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A, 7.309%, 6/01/2034(c)	10,267,407

	Nebraska — 0.0%
5,740,000	Omaha Public Power District, Series AA, (FGIC insured), 4.500%, 2/01/2034	5,755,326

	Virginia — 0.7%
128,820,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	92,928,172

	Total Municipals (Identified Cost $191,323,896)	151,203,310

	Total Bonds and Notes (Identified Cost $11,503,226,394)	11,855,070,357

Bank Loans — 0.7%
	Airlines — 0.1%
5,630,888	Delta Air Lines, Inc., Secured Term Loan, 8.750%, 9/27/2013(g)	5,615,628

	Chemicals — 0.0%
645,774	Hexion Specialty Chemicals, Inc., Term Loan C1, 5/05/2013(h)	564,407
4,098,955	Hexion Specialty Chemicals, Inc., Term Loan C1, 2.563%, 5/05/2013(g)	3,582,487
142,581	Hexion Specialty Chemicals, Inc., Term Loan C2, 5/05/2013(h)	124,616
888,109	Hexion Specialty Chemicals, Inc., Term Loan C2, 2.563%, 5/05/2013(g)	776,207

		5,047,717

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Energy — 0.1%
$12,807,125	ATP Oil & Gas Corp., Tranche B-1 Term Loan, 11.250%, 7/15/2014(g)	$12,434,950
1,911,840	ATP Oil & Gas Corp., Tranche B2 Term Loan, 11.750%, 1/15/2011(g)	1,856,281

		14,291,231

	Media Non-Cable — 0.1%
30,120,849	Idearc, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	15,562,539
2,797,946	Tribune Co., Term Loan X, 5.000%, 6/04/2009(d)(g)(i)	1,565,982

		17,128,521

	Oil Field Services — 0.0%
2,485,000	Dresser, Inc., Second Lien Term Loan, 6.001%, 5/04/2015(g)	2,297,085
1,230,373	Dresser, Inc., Term Loan, 2.521%, 5/04/2014(g)	1,146,166

		3,443,251

	Retailers — 0.0%
1,520,647	Harbor Freight Tools USA, Inc., Tranche C Term Loan, 9.750%, 2/12/2013(g)	1,520,647

	Technology — 0.2%
6,784,184	Nuance Communications, Inc., Incremental Term Loan, 2.240%, 3/29/2013(g)	6,415,328
511,420	Nuance Communications, Inc., Term Loan, 2.240%, 3/31/2013(g)	483,614
11,970,193	Sungard Data Systems, Inc., Tranche B, 3.898%, 2/26/2016(g)	11,596,124

		18,495,066

	Wirelines — 0.2%
3,975,879	Fairpoint Communications, Inc., Initial Term Loan A, 4.750%, 3/31/2014(d)(g)	3,096,931
12,057,742	Fairpoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(d)(g)	9,379,235
17,053,694	Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(g)(j)	12,299,977
5,395,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.530%, 3/13/2014(g)	4,882,475

		29,658,618

	Total Bank Loans (Identified Cost $101,506,358)	95,200,679

Shares
Common Stocks — 2.9%
	Biotechnology — 0.3%
867,059	Vertex Pharmaceuticals, Inc.(e)	37,153,478

Shares	Description	Value (†)
	Containers & Packaging — 0.1%
460,656	Owens-Illinois, Inc.(e)	$15,141,763

	Electric Utilities — 0.0%
282,500	Duke Energy Corp.	4,861,825

	Electronic Equipment, Instruments & Components — 0.0%
41,343	Corning, Inc.	798,333

	Food Products — 0.4%
2,309,175	ConAgra Foods, Inc.	53,226,484

	Household Durables — 0.1%
477,725	KB Home	6,535,278
549,450	Lennar Corp., Class A	7,016,476

		13,551,754

	Oil, Gas & Consumable Fuels — 0.2%
846,398	Chesapeake Energy Corp.	21,904,780
141,249	Spectra Energy Corp.	2,897,017

		24,801,797

	Pharmaceuticals — 1.4%
7,238,800	Bristol-Myers Squibb Co.	182,779,700
2,288	Teva Pharmaceutical Industries Ltd., Sponsored ADR	128,540

		182,908,240

	REITs — 0.3%
290,904	Apartment Investment & Management Co., Class A	4,631,192
889,730	Associated Estates Realty Corp.	10,027,257
201,557	Developers Diversified Realty Corp.	1,866,418
460,000	Equity Residential	15,538,800
123,159	Simon Property Group, Inc.	9,828,088

		41,891,755

	Thrifts & Mortgage Finance — 0.1%
4,794,025	Federal Home Loan Mortgage Corp.(e)(k)	7,047,217

	Total Common Stocks (Identified Cost $445,623,297)	381,382,646

Preferred Stocks — 1.6%
Convertible Preferred Stocks — 1.2%
	Automotive — 0.4%
1,458,359	Ford Motor Co. Capital Trust II, 6.500%	58,159,357

	Capital Markets — 0.1%
183,851	Newell Financial Trust I, 5.250%	6,434,785

	Commercial Banks — 0.0%
5,933	Wells Fargo & Co., Series L, Class A, 7.500%	$5,446,494

	Diversified Consumer Services — 0.0%
6	Six Flags, Inc., 7.250%(e)	3

	Diversified Financial Services — 0.2%
16,622	Bank of America Corp., Series L, 7.250%	14,627,360

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Diversified Financial Services — continued
203,258	Sovereign Capital Trust IV, 4.375%	$6,288,294

		20,915,654

	Electric Utilities — 0.2%
380,577	AES Trust III, 6.750%	17,649,258
107,725	CMS Energy Trust I, 7.750%(c)(l)	3,770,375

		21,419,633

	Machinery — 0.0%
171,240	United Rentals Trust I, 6.500%	5,019,473

	Oil, Gas & Consumable Fuels — 0.1%
52,020	Chesapeake Energy Corp., 4.500%	4,382,685
158,777	El Paso Energy Capital Trust I, 4.750%	5,805,284

		10,187,969

	REITs — 0.0%
42,700	FelCor Lodging Trust, Inc., Series A, 7.800%(e)	464,363

	Semiconductors & Semiconductor Equipment — 0.2%
32,320	Lucent Technologies Capital Trust I, 7.750%	25,112,640

	Total Convertible Preferred Stocks (Identified Cost $151,098,042)	153,160,371

Non-Convertible Preferred Stocks — 0.4%
	Banking — 0.2%
36,916	GMAC, Inc., Series G, 144A, 7.000%	24,332,259

	Diversified Financial Services — 0.0%
35,000	Bank of America Corp., 6.375%	666,750
250,146	CIT Group, Inc., Series A, 6.350%	—

		666,750

	Electric Utilities — 0.0%
393	Entergy New Orleans, Inc., 4.750%	26,761

	Thrifts & Mortgage Finance — 0.2%
389,800	Countrywide Capital IV, 6.750%	8,330,026
75,100	Federal Home Loan Mortgage Corp., 5.000%(e)(k)	132,176
1,741,500	Federal Home Loan Mortgage Corp., 5.570%(e)(k)	1,637,010
444,350	Federal Home Loan Mortgage Corp., 5.660%(e)(k)	377,697
120,695	Federal Home Loan Mortgage Corp., 5.700%(e)(k)	187,077
283,000	Federal Home Loan Mortgage Corp., 5.790%(e)(k)	478,270

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — continued
81,450	Federal Home Loan Mortgage Corp., 5.810%(e)(k)	$140,909
219,750	Federal Home Loan Mortgage Corp., 5.900%(e)(k)	188,985
96,600	Federal Home Loan Mortgage Corp., 6.000%(e)(k)	162,288
89,300	Federal Home Loan Mortgage Corp., 6.420%(e)(k)	159,847
392,116	Federal Home Loan Mortgage Corp., 6.550%(e)(k)	380,353
3,856,103	Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(e)(k)	4,048,908
192,100	Federal National Mortgage Association, 4.750%(e)(k)	278,545
144,900	Federal National Mortgage Association, 5.125%(e)(k)	214,452
104,850	Federal National Mortgage Association, 5.375%(e)(k)	167,760
56,600	Federal National Mortgage Association, 5.810%(e)(k)	86,598
87,300	Federal National Mortgage Association, 6.750%(e)(k)	79,443
250,000	Federal National Mortgage Association, 8.250%(e)(k)	247,500
6,747,525	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(k)	7,422,277

		24,720,121

	Total Non-Convertible Preferred Stocks (Identified Cost $304,384,624)	49,745,891

	Total Preferred Stocks (Identified Cost $455,482,666)	202,906,262

Closed-End Investment Companies — 0.3%
191,930	BlackRock Senior High Income Fund, Inc.	671,755
1,033,275	Dreyfus High Yield Strategies	3,874,781
88,955	DWS High Income Trust	753,449
860,000	Highland Credit Strategies Fund	5,435,200
110,211	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,110,927
28,322	Van Kampen High Income Trust II	410,102
2,055,800	Western Asset High Income Opportunity Fund, Inc.	12,293,684
1,217,820	Western Asset Managed High Income Fund, Inc.	7,051,178

	Total Closed-End Investment Companies (Identified Cost $40,372,606)	31,601,076

Warrants — 0.0%
	Pharmaceuticals — 0.0%
574,624	Valeant Pharmaceuticals International(c)(e)(l) (Identified Cost $0)	103,432

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 2.0%
$20,638	Repurchase Agreement with State Street Corporation, dated 12/31/2009 at 0.000% to be repurchased at $20,638 on 1/04/2010, collateralized by $25,000 U.S. Treasury Bill, due 2/25/2010 valued at $24,998 including accrued interest(m)	$20,638
260,480,113	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $260,480,113 on 1/04/2010, collateralized by $53,160,000 Federal Home Loan Mortgage Corp., 2.250% due 8/17/2012 valued at $53,691,600; $77,800,000 Federal Home Loan Mortgage Corp., 2.075% due 6/18/2012 valued at $78,189,000; $134,145,000 Federal Home Loan Bank, 1.550% due 6/15/2012 valued at $133,641,956; $170,000 Federal National Mortgage Association, 2.750% due 3/13/2014 valued at $172,975 including accrued interest(m)	260,480,113

	Total Short-Term Investments (Identified Cost $260,500,751)	260,500,751

	Total Investments — 98.7% (Identified Cost $12,806,712,072)(a)	12,826,765,203
	Other assets less liabilities—1.3%	166,401,746

	Net Assets — 100.0%	$12,993,166,949

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $12,820,809,294 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$937,629,476
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(931,673,567)

Net unrealized appreciation	$5,955,909

At September 30, 2009, the Fund had a capital loss carryforward of approximately $45,672,245 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $552,853,501. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(c)	Illiquid security. At December 31, 2009, the value of these securities amounted to $443,538,032 or 3.4% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2009.
(h)	All or a portion of this security has not settled. Contract rates are not determined and do not take effect until settlement date.
(i)	Issuer has filed for bankruptcy.
(j)	All or a portion of interest payment is paid-in-kind.
(k)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(l)	Fair valued security by the Fund’s investment adviser. At December 31, 2009 the value of these securities amounted to $3,873,807 or 0.0% of net assets.
(m)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of these securities amounted to $1,669,965,146 or 12.9% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thai Baht

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Assets Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Chemicals	$—	$93,756,327	$15,683,360	$109,439,687
Supranational	—	119,942,372	37,070,373	157,012,745
All Other Non-Convertible Bonds*	—	10,466,271,345	—	10,466,271,345

Total Non-Convertible Bonds	—	10,679,970,044	52,753,733	10,732,723,777

Convertible Bonds*	—	971,143,270	—	971,143,270
Municipals*	—	151,203,310	—	151,203,310

Total Bonds and Notes	—	11,802,316,624	52,753,733	11,855,070,357

Bank Loans*	—	95,200,679	—	95,200,679
Common Stocks*	381,382,646	—	—	381,382,646

Preferred Stocks
Convertible Preferred Stocks
Automotive	58,159,357	—	—	58,159,357
Capital Markets	—	6,434,785	—	6,434,785
Commercial Banks	5,446,494	—	—	5,446,494
Diversified Consumer Services	3	—	—	3
Diversified Financial Services	—	20,915,654	—	20,915,654
Electric Utilities	—	17,649,258	3,770,375	21,419,633
Machinery	—	5,019,473	—	5,019,473
Oil, Gas & Consumable Fuels	4,382,685	5,805,284	—	10,187,969
REITs	—	464,363	—	464,363
Semiconductors & Semiconductor Equipment	—	25,112,640	—	25,112,640

Total Convertible Preferred Stocks	67,988,539	81,401,457	3,770,375	153,160,371

Non-Convertible Preferred Stocks
Banking	—	24,332,259	—	24,332,259
Diversified Financial Services	666,750	—	—	666,750
Electric Utilities	—	26,761	—	26,761
Thrifts & Mortgage Finance	14,466,299	10,253,822	—	24,720,121

Total Non-Convertible Preferred Stocks	15,133,049	34,612,842	—	49,745,891

Total Preferred Stocks	83,121,588	116,014,299	3,770,375	202,906,262

Closed-End Investment Companies	31,601,076	—	—	31,601,076
Warrants	—	—	103,432	103,432

Short-Term Investments	—	260,500,751	—	260,500,751

Total	$496,105,310	$12,274,032,353	$56,627,540	$12,826,765,203

*	Major categories of the Fund’s investments are included above.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
Airlines	$6,940,852	$—	$—	$768,765	$—	$(7,709,617)	$—
Automotive	2,526,146	9,138	—	78,414	—	(2,613,698)	—
Chemicals	23,203,580	45,849	—	4,104,111	—	(11,670,180)	15,683,360
Diversified Manufacturing	20,732,656	86,258	—	1,224,274	—	(22,043,188)	—
Electric	4,708,532	(18,343)	100,503	(45,164)	(3,612,014)	(1,133,514)	—
Non-Captive Consumer	4,129,285	1,147	—	180,109	—	(4,310,541)	—
Non-Captive Diversified	4,017,538	43,739	—	(81,050)	—	(3,980,227)	—
Supranational	30,455,245	—	—	2,775,651	3,839,477	—	37,070,373
Technology	225,000	394	—	13,819	—	(239,213)	—
Convertible Bonds
Technology	3,394,300	18,317	—	186,833	—	(3,599,450)	—
Wirelines	57,319,500	40,056	—	3,880,382	—	(61,239,938)	—
Preferred Stocks
Convertible Preferred Stocks
Electric Utilities	3,770,375	—	—	—	—	—	3,770,375
REITs	491,050	—	—	(26,687)	—	(464,363)	—
Warrants
Pharmaceuticals	—	—	—	103,432	—	—	103,432

Total	$161,914,059	$226,555	$100,503	$13,162,889	$227,463	$(119,003,929)	$56,627,540

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Industry Summary at December 31, 2009 (Unaudited)

Treasuries	13.0%
Non-Captive Diversified	7.0
Banking	6.9
Technology	5.0
Wirelines	4.9
Sovereigns	4.8
Automotive	4.6
Healthcare	4.2
Non-Captive Consumer	3.5
Electric	3.3
Pharmaceuticals	2.7
Paper	2.7
Retailers	2.3
Pipelines	2.2
Oil Field Services	2.2
Media Cable	2.1
Airlines	2.1
Other Investments, less than 2% each	23.2
Short-Term Investments	2.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure at December 31, 2009 as a Percentage of Net Assets (Unaudited)

United States Dollar	73.0%
Canadian Dollar	11.1
New Zealand Dollar	2.7
Brazilian Real	2.3
Other, less than 2% each	9.6

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 94.7% of Net Assets
	Aerospace & Defense – 2.8%
234,892	Honeywell International, Inc.	$9,207,766
268,115	Northrop Grumman Corp.	14,974,223

		24,181,989

	Auto Components – 1.0%
586,560	Goodyear Tire & Rubber Co. (The)(b)	8,270,496

	Beverages – 2.5%
133,548	Dr Pepper Snapple Group, Inc.	3,779,408
145,106	Molson Coors Brewing Co., Class B	6,552,987
184,323	PepsiCo, Inc.	11,206,839

		21,539,234

	Biotechnology – 1.1%
173,863	Amgen, Inc.(b)	9,835,430

	Capital Markets – 6.1%
407,374	Ameriprise Financial, Inc.	15,814,259
439,315	Bank of New York Mellon Corp.	12,287,641
328,097	Legg Mason, Inc.	9,895,405
338,376	State Street Corp.	14,732,891

		52,730,196

	Chemicals – 0.7%
76,870	Praxair, Inc.	6,173,430

	Commercial Banks – 5.4%
631,916	Fifth Third Bancorp	6,161,181
267,699	PNC Financial Services Group, Inc.	14,131,830
426,949	U.S. Bancorp	9,610,622
622,084	Wells Fargo & Co.	16,790,047

		46,693,680

	Communications Equipment – 1.0%
372,265	Cisco Systems, Inc.(b)	8,912,024

	Computers & Peripherals – 3.2%
365,188	Hewlett-Packard Co.	18,810,834
70,130	International Business Machines Corp.	9,180,017

		27,990,851

	Construction & Engineering – 1.2%
353,470	Foster Wheeler AG(b)	10,406,157

	Consumer Finance – 1.1%
618,193	Discover Financial Services	9,093,619

	Containers & Packaging – 1.5%
390,220	Owens-Illinois, Inc.(b)	12,826,531

	Diversified Consumer Services – 1.1%
417,919	H&R Block, Inc.	9,453,328

	Diversified Financial Services – 4.9%
1,139,612	Bank of America Corp.	17,162,556
611,734	JPMorgan Chase & Co.	25,490,956

		42,653,512

	Diversified Telecommunication Services – 2.4%
398,494	AT&T, Inc.	11,169,787
270,662	CenturyTel, Inc.	9,800,671

		20,970,458

	Electric Utilities – 2.4%
435,467	Allegheny Energy, Inc.	10,224,765
304,440	American Electric Power Co., Inc.	10,591,468

		20,816,233

	Electrical Equipment – 1.0%
458,124	ABB Ltd., Sponsored ADR(b)	8,750,168

	Energy Equipment & Services – 2.4%
423,069	Smith International, Inc.	11,494,785

Shares	Description	Value (†)
	Energy Equipment & Services – continued
192,319	Tidewater, Inc.	$9,221,696

		20,716,481

	Food & Staples Retailing – 2.2%
297,112	CVS Caremark Corp.	9,569,978
167,456	Wal-Mart Stores, Inc.	8,950,523

		18,520,501

	Food Products – 1.4%
531,260	ConAgra Foods, Inc.	12,245,543

	Gas Utilities – 1.5%
286,108	EQT Corp.	12,565,863

	Health Care Equipment & Supplies – 3.9%
1,083,615	Boston Scientific Corp.(b)	9,752,535
252,558	Covidien PLC	12,095,003
271,783	Medtronic, Inc.	11,953,016

		33,800,554

	Health Care Providers & Services – 1.5%
413,778	UnitedHealth Group, Inc.	12,611,953

	Household Durables – 1.0%
189,213	Harman International Industries, Inc.	6,675,435
224,753	Pulte Homes, Inc.(b)	2,247,530

		8,922,965

	Industrial Conglomerates – 2.9%
944,070	General Electric Co.	14,283,779
119,740	Siemens AG, Sponsored ADR	10,980,158

		25,263,937

	Insurance – 2.9%
3,433	Berkshire Hathaway, Inc., Class B(b)	11,280,838
281,851	Travelers Cos., Inc. (The)	14,053,091

		25,333,929

	Internet Software & Services – 1.4%
165,230	AOL, Inc.(b)	3,846,554
340,305	eBay, Inc.(b)	8,010,780

		11,857,334

	Media – 4.6%
861,925	Comcast Corp., Class A	14,532,055
499,281	DIRECTV, Class A(b)	16,651,021
286,577	Time Warner, Inc.	8,350,854

		39,533,930

	Metals & Mining – 1.1%
209,641	ArcelorMittal, (NY Registered)	9,591,076

	Multi-Utilities & Unregulated Power – 1.3%
330,915	Public Service Enterprise Group, Inc.	11,002,924

	Oil, Gas & Consumable Fuels – 12.3%
151,599	Anadarko Petroleum Corp.	9,462,810
207,336	CONSOL Energy, Inc.	10,325,333
126,679	EOG Resources, Inc.	12,325,867
240,424	ExxonMobil Corp.	16,394,512
282,039	Hess Corp.	17,063,359
331,666	Total SA, Sponsored ADR	21,239,891
594,259	Valero Energy Corp.	9,953,838
190,488	XTO Energy, Inc.	8,863,407

		105,629,017

	Paper & Forest Products – 1.2%
230,450	Weyerhaeuser Co.	9,941,613

	Personal Products – 1.0%
178,833	Estee Lauder Cos., Inc. (The), Class A	8,648,364

	Pharmaceuticals – 6.2%
306,853	Bristol-Myers Squibb Co.	7,748,038

1

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Pharmaceuticals – continued
169,087	Johnson & Johnson	$10,890,894
443,728	Merck & Co., Inc.	16,213,821
1,007,735	Pfizer, Inc.	18,330,700

		53,183,453

	Semiconductors & Semiconductor Equipment – 1.0%
616,686	Applied Materials, Inc.	8,596,603

	Software – 2.1%
238,803	Microsoft Corp.	7,281,103
456,892	Oracle Corp.	11,212,130

		18,493,233

	Specialty Retail – 1.0%
419,174	Gap, Inc. (The)	8,781,695

	Textiles, Apparel & Luxury Goods – 1.0%
134,887	Nike, Inc., Class B	8,911,984

	Wireless Telecommunication Services – 1.4%
509,180	Vodafone Group PLC, Sponsored ADR	11,756,966

	Total Common Stocks (Identified Cost $761,588,920)	817,207,254

Principal Amount
Short-Term Investments – 14.0%
$120,402,199	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $120,402,199 on 1/4/2010 collateralized by $122,200,000 Federal Home Loan Bank, 2.075% due 6/18/2012 with a value of $122,811,000 including accrued interest(c) (Identified Cost $120,402,199)	120,402,199

	Total Investments - 108.7% (Identified Cost $881,991,119)(a)	937,609,453
	Other assets less liabilities — (8.7)%	(75,045,127)

	Net Assets — 100.0%	$862,564,326

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $881,991,119 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$69,133,268
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,514,934)

Net unrealized appreciation	$55,618,334

At September 30, 2009, the Fund had a capital loss carryforward of approximately $26,840,015 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $66,497,637. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$817,207,254	$—	$—	$817,207,254
Short-Term Investments	—	120,402,199	—	120,402,199

Total	$817,207,254	$120,402,199	$—	$937,609,453

*	Major categories of the Fund’s investments are included above.

Industry Summary at December 31, 2009 (Unaudited)

Oil, Gas & Consumable Fuels	12.3%
Pharmaceuticals	6.2
Capital Markets	6.1
Commercial Banks	5.4
Diversified Financial Services	4.9
Media	4.6
Health Care Equipment & Supplies	3.9
Computers & Peripherals	3.2
Insurance	2.9
Industrial Conglomerates	2.9
Aerospace & Defense	2.8
Beverages	2.5
Diversified Telecommunication Services	2.4
Electric Utilities	2.4
Energy Equipment & Services	2.4
Food & Staples Retailing	2.2
Software	2.1
Other Investments, less than 2% each	25.5
Short-Term Investments	14.0

Total Investments	108.7
Other assets less liabilities	(8.7)

Net Assets	100.0%

3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	Chief Executive Officer

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	Chief Executive Officer

Date:	February 22, 2010

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	February 22, 2010